OMB APPROVAL
OMB Number: 3235-0570 Expires: September 30, 2007 Estimated average burden hours per response: 19.4

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08367

Evergreen Municipal Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making an annual filing for four of its series, Evergreen High Income Municipal Bond Fund, Evergreen Municipal Bond Fund, Evergreen Short-Intermediate Municipal Bond Fund and Evergreen Strategic Municipal Bond Fund, for the year ended May 31, 2009. These series have May 31 fiscal year end.

Date of reporting period: May 31, 2009

Item 1 - Reports to Stockholders.

Evergreen High Income Municipal Bond Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	PORTFOLIO MANAGER COMMENTARY
8	ABOUT YOUR FUND’S EXPENSES
9	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
31	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
32	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

July 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen High Income Municipal Bond Fund for the twelve-month period ended May 31, 2009 (the “period”).

The year 2008 saw home prices fall and job losses persist, as economic conditions deteriorated due to the credit crisis. The crisis reached a crucial point in September 2008, when federal officials allowed for the fall of Lehman Brothers, which history will likely judge as a colossal policy failure. Indeed, the collateral damage from this event led to further collapse. Previously venerable financial institutions fell like dominos in the ensuing weeks as distrust prevailed and counter-party risk, whether real or imagined, escalated. Inter-bank lending ceased to exist, and the credit markets froze. Volatility continued to dominate trading patterns through the end of 2008, as losses mounted within the equity markets. Weak economic data, falling profit forecasts, and uncertainty about the auto industry compounded worries about the credit crisis.

In early 2009, layoff announcements accelerated, further pressuring personal consumption and business investment. The fixed income markets worried about deflation during the period, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009. International markets were hit hard as economies in both developed and emerging countries struggled. Equity markets were affected by the weakness in economic data and corporate profits, although during April 2009, stocks rallied off their March 2009 lows with international and small cap stocks leading the gains. However, given the still unresolved issues of credit availability, rising unemployment, declining home values, auto bankruptcies, and the possibility for more bank re-capitalizations, we suspect data over the next several months may be simply “less bad,” but not great.

The unprecedented economic and financial turmoil has been met with an unprecedented policy response, as the Federal Reserve Board, U.S. Treasury, Federal Deposit Insurance Corporation and Federal Housing Administration have allocated more than $11 trillion to combat the crisis. Perhaps most important, the Public-Private Investment Program (“PPIP”) has been designed to help rid banks of toxic assets from their balance sheets. The measures taken to address this crisis have merely treated the symptoms, but the announcement of this program gets to the root cause: the distressed assets on (and off) bank balance sheets. The PPIP is designed to use government

1

LETTER TO SHAREHOLDERS continued

subsidies to attract private purchases of currently illiquid mortgage related loans and securities held by banks. As a market returns for these assets, banks will be positioned to improve capital ratios, increase lending activity, and potentially buy their way out of the increasingly restrictive Troubled Asset Relief Program. We believe that the successful implementation of this program is critical for a sustainable expansion to ensue. As the lagged effects of the massive policy response take hold, we look for pent-up consumer demand to combine with government spending to help push Gross Domestic Product back into positive territory by the fourth quarter of 2009.

During a volatile and challenging period in the capital markets, the investment managers of Evergreen’s national municipal bond funds paid careful attention to risk management, focusing on the underlying quality of investments while carefully assessing interest rate trends and the supply and demand forces. The team managing Evergreen Municipal Bond Fund invested in the municipal market in general, with a focus on investment grade securities in particular, with the flexibility to invest in bonds of different maturities. The management of Evergreen High Income Municipal Bond Fund focused on income, specifically lower investment grade securities. The teams managing Evergreen Intermediate Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund emphasized bonds with limited maturities and less exposure to changes in interest rates. Meanwhile, the management of Evergreen Strategic Municipal Bond Fund sought to maximize credit quality by focusing on underlying credit quality and ratings and focused on limiting interest rate risk by investing primarily in higher-coupon, shorter-duration municipal securities.

As we look back over the extraordinary series of events during the period, we believe it is important for all investors to keep perspective and remain focused on their long-term goals. We continue to urge investors to work with their financial advisors to pursue fully diversified strategies in order to participate in future market gains and limit the risks of potential losses. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for doing business with Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

Notice to Shareholders:

Effective after the close of business on June 30, 2009, Class B shares of the Fund will be closed to new accounts and additional purchases by existing shareholders. After the close of business on June 30, 2009, existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

3

FUND AT A GLANCE

as of May 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Mathew M. Kiselak; Dennis Derby

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2009.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 6/17/1992

	Class A	Class B	Class C	Class I
Class inception date	6/17/1992	7/10/1995	3/6/1998	9/20/1995

Nasdaq symbol	EFHAX	EFHBX	EFHCX	EFHYX

Average annual return*

1-year with sales charge	-15.79%	-16.39%	-13.07%	N/A

1-year w/o sales charge	-11.58%	-12.24%	-12.24%	-11.35%

5-year	-1.46%	-1.54%	-1.23%	-0.23%

10-year	0.88%	0.63%	0.63%	1.64%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen High Income Municipal Bond Fund Class A shares versus a similar investment in the Barclays Capital Municipal Bond Index (BCMBI) and the Consumer Price Index (CPI).

The BCMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of May 31, 2009, and subject to change.

5

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned -11.58% for the twelve-month period ended May 31, 2009, excluding any applicable sales charges. During the same period, the BCMBI returned 3.57%.

The fund’s objective is to seek current income exempt from federal income tax, other than the alternative minimum tax, as part of a long-term strategy of achieving tax-advantaged total return.

Investment process

It’s been almost two years since the financial crisis began, and its far-reaching effects have taken their toll on the municipal market, from insurance downgrades to auction rate securities. During the crisis, we have seen the municipal market progress through several stages. Initially, there was a reevaluation of risk, and credit spreads widened on lower-rated bonds. Then the municipal insurers began having trouble, and there was a separation of that market. Insurers dropped out of favor one-by-one, and eventually none retained a AAA rating by all three of the major rating agencies. As problems intensified, the willingness to rely on the strongest insurers began to wane. Investors preferred high grade, unenhanced credits as the safest place to be. As a result, a two-tiered market developed as the crisis deepened. It widened every step of the way, gapping out as various news headlines spread fear up and down Wall Street. Liquidity was most available in the top tier of the market—natural AAA- and AA-rated general obligation and selected essential service revenue bonds. For everything else, liquidity ranged from hit or miss to nonexistent, especially when moving into riskier sectors and higher-yielding bonds. Insurance on municipal bonds was largely ignored.

Indeed, volatility and illiquidity remained central themes of the period. Many non-traditional accounts such as hedge funds were forced to unwind derivative strategies for technical reasons and sell massive amounts of municipals into an illiquid market. Other buyers, such as insurance companies and mutual funds, were also in need of liquidity and could not provide a bid. This left only the limited capital of the retail investor to fill the gap. Consequently, yields rose sharply and spreads widened dramatically. A flight-to-safety trade emerged and Treasuries rallied, while municipals continued to trade off abruptly. The divergent price movement between these two markets made it impossible for broker/dealers to hedge positions, further exacerbating the liquidity issue. In fact, bids at times were nonexistent.

As the first quarter of 2009 came to a close, all capital markets, including the municipal market, continued to adjust to the new and developing investment environment. Both investors and broker/dealers have had to reexamine strategies and practices to get comfortable with this new dynamic. The newly emerging confidence that was beginning to return was a welcome change from the upheaval experienced over the past two years. However, we still have a long way to go before it can be said that the market is functioning properly.

6

PORTFOLIO MANAGER COMMENTARY continued

While illiquidity and volatility are still present at fiscal year end, they have diminished noticeably. The upper tier of the market is beginning to be more inclusive as it expands across the credit spectrum. Selected AA, safe sector credits are gaining more acceptance, while other, lesser AA credits are progressing more slowly, with the market differentiating between credits more than during the most illiquid times.

The introduction of Build America Bonds (“BABs”), taxable municipals, in April of 2009, had a dramatic effect on the market. BABs refocused investors’ attention on the relationship between the taxable and tax-free market. Munis were still relatively cheap and staged an impressive rally as the divergent behavior of the two markets once again became more correlated. This occurred at a time when spreads were already starting to narrow, as low absolute yields pushed investors down the credit spectrum and out the yield curve in search of higher returns. Demand for traditional municipal bonds increased, since it was feared that BABs would pull supply from that market.

Contributors to performance

With regard to curve positioning, the main contributor to relative performance came from a modest weighting in the short-to-intermediate part of the curve. Short maturity holdings dramatically outperformed longer counterparts. From a credit perspective the fund’s exposure to pre-refunded bonds which are supported by government and agency securities dramatically outperformed non- and lower-investment grade securities.

Detractors from performance

The main detractor from the fund’s relative performance was an overweight in land secured holdings. Land secured deals are primarily supported by residential real estate, which has been under severe pressure. Also, heavy redemptions when liquidity was challenged also detracted from the fund’s relative performance.

This commentary reflects the views and opinions of the fund’s portfolio manager(s) on the date indicated and may include statements that constitute “forward-looking statements” under the U.S. Securities laws. Forward-looking statements include, among other things, projections, estimates and information about possible or future results related to the fund, markets, or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and Evergreen undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed herein (including any forward-looking statements) may not be relied upon as investment advice or as an indication of the fund’s trading intent.

7

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2008 to May 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	12/1/2008	5/31/2009	During Period*

Actual
Class A	$1,000.00	$1,037.73	$5.13
Class B	$1,000.00	$1,033.88	$8.92
Class C	$1,000.00	$1,033.88	$8.92
Class I	$1,000.00	$1,039.02	$3.86
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,019.90	$5.09
Class B	$1,000.00	$1,016.16	$8.85
Class C	$1,000.00	$1,016.16	$8.85
Class I	$1,000.00	$1,021.14	$3.83

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.01% for Class A, 1.76% for Class B, 1.76% for Class C and 0.76% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,		Year Ended August 31,

CLASS A	2009	2008[1]	2007	2006	2005	2004

Net asset value, beginning of period	$8.99	$9.69	$10.26	$10.32	$10.03	$9.96

Income from investment operations
Net investment income (loss)	0.51	0.37	0.47	0.48	0.50	0.51
Net realized and unrealized gains or losses on investments	(1.55)	(0.70)	(0.57)	(0.06)	0.29	0.07

Total from investment operations	(1.04)	(0.33)	(0.10)	0.42	0.79	0.58

Distributions to shareholders from
Net investment income	(0.50)	(0.37)	(0.47)	(0.48)	(0.50)	(0.51)

Net asset value, end of period	$7.45	$8.99	$9.69	$10.26	$10.32	$10.03

Total return[2]	(11.58)%	(3.44)%	(1.09)%	4.17%	8.10%	5.91%

Ratios and supplemental data
Net assets, end of period (thousands)	$110,016	$159,267	$207,442	$233,585	$205,593	$179,971
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.98%	1.09%[3]	1.01%	0.94%[4]	0.96%	1.01%
Expenses including interest and fee expense but excluding waivers/ reimbursements and expense reductions	0.98%	1.13%[3]	1.06%	0.99%[4]	0.98%	1.01%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.98%	0.96%[3]	0.92%	0.92%	0.96%	1.01%
Interest and fee expense[5]	0.00%	0.13%[3]	0.09%	0.02%	0.00%	0.00%
Net investment income (loss)	6.48%	5.28%[3]	4.63%	4.71%	4.93%	5.05%
Portfolio turnover rate	70%	77%	67%	62%	41%	31%

1	For the nine months ended May 31, 2008. The Fund changed its fiscal year end from August 31 to May 31, effective May 31, 2008.
2	Excluding applicable sales charges
3	Annualized
4	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
5	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,		Year Ended August 31,

CLASS B	2009	2008[1]	2007	2006	2005	2004

Net asset value, beginning of period	$8.99	$9.69	$10.26	$10.32	$10.03	$9.96

Income from investment operations
Net investment income (loss)	0.45	0.31	0.40 [2]	0.40	0.43	0.44
Net realized and unrealized gains or losses on investments	(1.55)	(0.69)	(0.57)	(0.05)	0.29	0.07

Total from investment operations	(1.10)	(0.38)	(0.17)	0.35	0.72	0.51

Distributions to shareholders from
Net investment income	(0.44)	(0.32)	(0.40)	(0.41)	(0.43)	(0.44)

Net asset value, end of period	$7.45	$8.99	$9.69	$10.26	$10.32	$10.03

Total return[3]	(12.24)%	(3.99)%	(1.83)%	3.44%	7.35%	5.17%

Ratios and supplemental data
Net assets, end of period (thousands)	$14,555	$30,764	$43,379	$60,381	$80,083	$97,754
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.73%	1.84%[4]	1.76%	1.69%[5]	1.68%	1.71%
Expenses including interest and fee expense but excluding waivers/ reimbursements and expense reductions	1.73%	1.84%[4]	1.76%	1.69%[5]	1.68%	1.71%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.73%	1.71%[4]	1.67%	1.67%	1.68%	1.71%
Interest and fee expense[6]	0.00%	0.13%[4]	0.09%	0.02%	0.00%	0.00%
Net investment income (loss)	5.64%	4.53%[4]	3.87%	3.97%	4.22%	4.35%
Portfolio turnover rate	70%	77%	67%	62%	41%	31%

1	For the nine months ended May 31, 2008. The Fund changed its fiscal year end from August 31 to May 31, effective May 31, 2008.
2	Net investment income (loss) per share is based on average shares outstanding during the period.
3	Excluding applicable sales charges
4	Annualized
5	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
6	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,		Year Ended August 31,

CLASS C	2009	2008[1]	2007	2006	2005	2004

Net asset value, beginning of period	$8.99	$9.69	$10.26	$10.32	$10.03	$9.96

Income from investment operations
Net investment income (loss)	0.45	0.32	0.40	0.41	0.43	0.44
Net realized and unrealized gains or losses on investments	(1.55)	(0.70)	(0.57)	(0.06)	0.29	0.07

Total from investment operations	(1.10)	(0.38)	(0.17)	0.35	0.72	0.51

Distributions to shareholders from
Net investment income	(0.44)	(0.32)	(0.40)	(0.41)	(0.43)	(0.44)

Net asset value, end of period	$7.45	$8.99	$9.69	$10.26	$10.32	$10.03

Total return[2]	(12.24)%	(3.99)%	(1.83)%	3.44%	7.35%	5.17%

Ratios and supplemental data
Net assets, end of period (thousands)	$17,537	$24,036	$32,848	$34,157	$26,760	$17,533
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.73%	1.84%[3]	1.76%	1.69%[4]	1.68%	1.71%
Expenses including interest and fee expense but excluding waivers/ reimbursements and expense reductions	1.73%	1.84%[3]	1.76%	1.69%[4]	1.68%	1.71%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.73%	1.71%[3]	1.67%	1.67%	1.68%	1.71%
Interest and fee expense[5]	0.00%	0.13%[3]	0.09%	0.02%	0.00%	0.00%
Net investment income (loss)	5.74%	4.54%[3]	3.87%	3.95%	4.19%	4.35%
Portfolio turnover rate	70%	77%	67%	62%	41%	31%

1	For the nine months ended May 31, 2008. The Fund changed its fiscal year end from August 31 to May 31, effective May 31, 2008.
2	Excluding applicable sales charges
3	Annualized
4	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
5	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,		Year Ended August 31,

CLASS I	2009	2008[1]	2007	2006	2005	2004

Net asset value, beginning of period	$8.99	$9.69	$10.26	$10.32	$10.03	$9.96

Income from investment operations
Net investment income (loss)	0.51	0.38	0.50	0.51	0.53	0.54
Net realized and unrealized gains or losses on investments	(1.53)	(0.69)	(0.57)	(0.06)	0.29	0.07

Total from investment operations	(1.02)	(0.31)	(0.07)	0.45	0.82	0.61

Distributions to shareholders from
Net investment income	(0.52)	(0.39)	(0.50)	(0.51)	(0.53)	(0.54)

Net asset value, end of period	$7.45	$8.99	$9.69	$10.26	$10.32	$10.03

Total return	(11.35)%	(3.26)%	(0.85)%	4.48%	8.42%	6.23%

Ratios and supplemental data
Net assets, end of period (thousands)	$12,893	$39,903	$118,111	$156,088	$112,551	$87,440
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.72%	0.83%[2]	0.76%	0.69%[3]	0.69%	0.71%
Expenses including interest and fee expense but excluding waivers/ reimbursements and expense reductions	0.72%	0.83%[2]	0.76%	0.69%[3]	0.69%	0.71%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.72%	0.70%[2]	0.67%	0.67%	0.69%	0.71%
Interest and fee expense[4]	0.00%	0.13%[2]	0.09%	0.02%	0.00%	0.00%
Net investment income (loss)	6.48%	5.45%[2]	4.86%	4.96%	5.21%	5.35%
Portfolio turnover rate	70%	77%	67%	62%	41%	31%

1	For the nine months ended May 31, 2008. The Fund changed its fiscal year end from August 31 to May 31, effective May 31, 2008.
2	Annualized
3	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
4	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS

May 31, 2009

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 98.3%
AIRPORT 3.2%
Branson, MO Regl. Arpt. Trans. Dev. RB, Ser. B, 6.00%, 07/01/2037	$3,000,000	$1,920,090
Denver, CO City & Cnty. Spl. Facs. Arpt. RRB, United Airlines Proj. A, 5.25%, 10/01/2032	2,000,000	1,301,040
Houston, TX Arpt. Sys. Spl. Facs. RB, Continental Airlines, Inc., Ser. E, 6.75%, 07/01/2029	2,000,000	1,665,360

		4,886,490

COMMUNITY DEVELOPMENT DISTRICT 31.9%
Amelia Walk, FL CDD Spl. Assmt. RB:
Ser. A, 5.50%, 05/01/2037	2,540,000	1,352,855
Ser. B, 5.20%, 05/01/2014	1,025,000	649,748
Bobcat Trail, FL CDD RB, Ser. A, 6.60%, 05/01/2021	985,000	912,209
ChampionsGate, FL CDD Capital Impt. RB:
Ser. A, 6.25%, 05/01/2020	2,400,000	2,050,872
Ser. B, 5.70%, 05/01/2010	1,545,000	1,415,637
Covington Park, FL CDD RB:
Ser. A, 6.25%, 05/01/2034	910,000	778,405
Ser. B, 5.30%, 11/01/2009	155,000	144,807
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	2,865,000	2,097,008
Fiddler’s Creek, FL CDD RB, Ser. A:
6.00%, 05/01/2016	1,195,000	977,773
6.375%, 05/01/2035	1,285,000	791,342
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	2,500,000	2,049,750
Heritage Harbor, FL CDD Recreational Facs. RB, 7.75%, 05/01/2023	620,000	483,098
Heritage Isle at Viera, FL CDD Recreational Facs. RB, 7.10%, 10/01/2023 •• +	2,150,000	1,114,194
Heritage Isle at Viera, FL CDD Spl. Assmt. RB, Ser. B, 5.00%, 11/01/2009	100,000	92,870
Heritage Lake Park, FL CDD Spl. Assmt. RB, 5.70%, 05/01/2036	890,000	569,146
Indian Trace, FL CDD RB, Water Mgmt., Spl. Benefit, 8.25%, 05/01/2011	950,000	946,751
Indigo, FL CDD Capital Impt. RB, Ser. C, 7.00%, 05/01/2030	2,900,000	2,733,308
Lakeside Plantation, FL CDD RB, Ser. B, 6.95%, 05/01/2031	1,434,646	1,340,074
Marshall Creek, FL CDD Spl. Assmt. RB:
6.625%, 05/01/2032	2,805,000	2,026,809
Ser. A, 7.65%, 05/01/2032	1,840,000	1,782,022
North Springs, FL Impt. Dist. Spl. Assmt. RB:
Heron Bay Assmt. Area, 5.20%, 05/01/2027	1,455,000	865,623
Heron Bay Proj., 7.00%, 05/01/2019	1,307,000	1,306,909
Orchid Grove, FL CDD Spl. Assmt. RB, 5.45%, 05/01/2036	3,585,000	1,695,024
Overoaks, FL CDD Capital Impt. RB:
Ser. A, 6.125%, 05/01/2035 ~ +	960,000	530,304
Ser. B, 5.125%, 05/01/2009 • +	700,000	385,210
Pine Ridge Plantation, FL CDD Capital Impt. RB:
Ser. A, 5.40%, 05/01/2037	1,045,000	487,210
Ser. B, 5.00%, 05/01/2011	2,475,000	1,279,377
Poinciana, FL CDD Spl. Assmt. RB, Ser. A, 7.125%, 05/01/2031	2,915,000	2,675,445
Portico, FL CDD Capital Impt. RB, 5.45%, 05/01/2037	5,000,000	2,761,700

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

May 31, 2009

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
COMMUNITY DEVELOPMENT DISTRICT continued
Portofino Isles, FL CDD Spl. Assmt. RB, Portofino Ct. Proj., 5.60%, 05/01/2036 +	$3,090,000	$1,765,317
Portofino Vista, FL CDD Spl. Assmt. RB, Ser. A, 5.15%, 05/01/2037 +	3,465,000	1,714,932
Stoneybrook, FL CDD RB, Stoneybrook Golf Club, 7.00%, 10/01/2022	7,605,000	4,967,662
Verano, FL CDD RB, Cmnty. Infrastructure Proj., Ser. B, 5.00%, 11/01/2013	2,700,000	1,312,146
West Village, FL CDD Spl. Assmt. RB, 5.50%, 05/01/2037 +	5,335,000	2,505,369
World Commerce Ctr. Florida CDD Spl. Assmt. RB, 5.50%, 05/01/2038 ~	2,000,000	798,180

		49,359,086

CONTINUING CARE RETIREMENT COMMUNITY 21.7%
Florida Capital Proj. Fin. Auth. RB, Glenridge on Palmer Ranch, 8.00%, 06/01/2032	3,000,000	3,553,980
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates, Ser. C, 7.25%, 11/15/2029	5,000,000	5,012,000
Hillsborough Cnty., FL IDA RB, Lakeshore Villas Proj., Ser. A, 6.70%, 07/01/2021	1,590,000	1,294,228
Lancaster Cnty., PA Hosp. Auth. RRB, Brethren Vlg. Proj., Ser. A, 6.50%, 07/01/2040	3,750,000	3,152,325
Lee Cnty., FL IDA Hlth. Care Facs. RB, Cypress Cove Hlth. Proj., Ser. A:
6.25%, 10/01/2017	3,115,000	2,751,106
6.375%, 10/01/2025	6,575,000	5,224,955
Nassau Cnty., NY Indl. Dev. Agcy. RB, Amsterdam at Harborside, Ser. B, 5.50%, 01/01/2028	1,250,000	1,139,875
North Carolina Med. Care Cmnty. Retirement Facs. RB, First Mtge. Southminster Proj., Ser. A, 5.75%, 10/01/2037	2,000,000	1,480,660
St. John’s Cnty., FL IDA RB, Glenmoor Proj., Ser. A:
8.00%, 01/01/2020	5,000,000	5,295,950
8.00%, 01/01/2023	4,500,000	4,766,355

		33,671,434

EDUCATION 3.9%
Austin, NC RB, Univ. of North Carolina Chapel Hill Proj., Ser. 2008-1085, 9.49%, 12/01/2036 *	3,800,000	3,985,060
Maine Edl. Loan Auth. Student Loan RB, Ser. A-3, Class A, 5.875%, 12/01/2039, (Insd. by Assured Guaranty, Ltd.)	2,000,000	1,959,980

		5,945,040

ELECTRIC REVENUE 0.7%
North Carolina Eastern Muni. Power Agcy. RB, Ser. C, 6.75%, 01/01/2024	1,000,000	1,119,020

HOSPITAL 12.9%
Colorado Hlth. Facs. Auth. RRB:
Adventist Hlth. Sunbelt, Ser. D, 5.25%, 11/15/2035	2,000,000	1,880,340
Valley View Assn. Proj., 5.00%, 05/15/2027	1,375,000	1,160,816
Harris Cnty., TX Hlth. Facs. Dev. Corp. Hosp. RRB, Mem. Hermann Healthcare Sys., Ser. B, 7.25%, 12/01/2035	1,000,000	1,077,540
Jacksonville, FL Hlth. Facs. Auth. RB, First Mtge. Mental Hlth., Ser. A, 7.00%, 10/01/2029	3,695,000	3,093,380

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

May 31, 2009

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
New Jersey Hlth. Care Facs. Fin. Auth. RRB, St. Joseph’s Healthcare Sys., 6.625%, 07/01/2038	$2,000,000	$1,695,080
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%, 11/15/2035	3,000,000	2,288,370
Tarrant Cnty., TX Cultural Ed. Facs. Corp. Hosp. RB, 6.375%, 11/01/2036	8,400,000	4,850,832
West Virginia Hosp. Fin. Auth. RRB, Thomas Hlth. Sys. Proj., 6.50%, 10/01/2038	4,000,000	3,124,680
Wisconsin Hlth. & Edl. Facs. Auth. RB, Fort Healthcare, Inc. Proj., 6.10%, 05/01/2034	1,000,000	873,360

		20,044,398

HOUSING 1.4%
Orange Cnty., FL HFA MHRB, Buena Vista Place II, Ser. I, 6.90%, 07/01/2039	2,845,000	2,210,736

INDUSTRIAL DEVELOPMENT REVENUE 8.7%
Hillsborough Cnty., FL IDRB, Lakeshore Villas Proj., Ser. A:
6.50%, 07/01/2029	2,985,000	2,256,839
6.75%, 07/01/2029	2,380,000	1,857,495
Oklahoma Dev. Fin. Auth. RB, Solid Waste Disposal, Ser. A, 7.00%, 12/01/2021	2,500,000	2,568,000
St. John Baptist Parish, LA RB, Marathon Oil Corp., Ser. A, 5.125%, 06/01/2037	3,030,000	2,541,443
Warren Cnty., MS Gulf Opportunity Zone Intl. Paper RB, Ser. A, 6.50%, 09/01/2032	5,000,000	4,297,000

		13,520,777

MISCELLANEOUS REVENUE 6.8%
Lower Colorado River Texas Auth. RRB, Ser. A, 7.25%, 05/15/2037	1,000,000	1,090,110
Maryland Energy Fin. Admin. RB, Recycling Office Paper Sys. Proj., Ser. A, 7.50%, 09/01/2015	2,720,000	2,506,181
Morongo Band of Mission Indians California Enterprise RB, Ser. B, 6.50%, 03/01/2028	2,000,000	1,627,520
Tampa, FL Util. Tax Capital Appreciation, 0.00%, 10/01/2020 ¤	4,000,000	2,305,200
West Baton Rouge Parish, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, FRN, 6.60%, 11/01/2025, (Gtd. by Dow Chemical Co.)	3,000,000	3,000,000

		10,529,011

PUBLIC FACILITIES 2.8%
Madison Cnty., FL RB, First Mtge. Twin Oaks Proj., Ser. A, 6.00%, 07/01/2025	2,225,000	1,600,398
Southwestern Illinois Dev. Auth. RB, Local Govt. Program, Vlg. of Sauget Proj., 5.625%, 11/01/2026	4,300,000	2,792,334

		4,392,732

TOBACCO REVENUE 2.2%
Buckeye, OH Tobacco Settlement Fin. Auth. RB, Ser. A-2, 5.125%, 06/01/2024	3,970,000	3,417,614

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

May 31, 2009

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 2.1%
Henrico Cnty., VA IDA Solid Waste RB, Browning Ferris Indl. South Atlantic, Inc., Ser. A, 5.875%, 03/01/2017	$2,000,000	$1,966,260
New Hampshire Business Fin. Auth. RB, Solid Waste. Mgmt., Inc. Proj., 5.20%, 05/01/2027	1,400,000	1,249,710

		3,215,970

Total Municipal Obligations (cost $187,601,428)		152,312,308

	Shares	Value

SHORT-TERM INVESTMENTS 0.1%
MUTUAL FUND SHARES 0.1%
Evergreen Institutional Municipal Money Market Fund, Class I, 0.82% q ø (cost $206,947)	206,947	206,947

Total Investments (cost $187,808,375) 98.4%		152,519,255
Other Assets and Liabilities 1.6%		2,481,308

Net Assets 100.0%		$155,000,563

••	Security has defaulted on payment of interest and/or principal.
+	Security is deemed illiquid.
~	Security has issued a Notification of Non-Payment with respect to its previous interest payment.
•	Security has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security. The issuer filed a notice of deliquent assessment report prior to its maturity.
*	Inverse floating rate security.
¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
CDA	Community Development Authority
CDD	Community Development District
FRN	Floating Rate Note
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MHRB	Multifamily Housing Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

May 31, 2009

The following table shows the percentage of total long-term investments by geographic location as of May 31, 2009:

Florida	53.4%
Texas	5.7%
North Carolina	4.3%
Lousiana	3.6%
Georgia	3.3%
Maryland	3.0%
Colorado	2.9%
Mississippi	2.8%
Virginia	2.7%
Ohio	2.2%
Pennsylvania	2.1%
West Virginia	2.1%
Illinois	1.8%
Oklahoma	1.7%
Minnesota	1.5%
Maine	1.3%
Missouri	1.3%
New Jersey	1.1%
California	1.1%
New Hampshire	0.8%
New York	0.7%
Wisconsin	0.6%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of May 31, 2009 (unaudited):

AAA	7.8%
AA	2.6%
A	8.9%
BBB	15.6%
B	1.9%
NR	63.2%

100.0%

The following table shows the percent of total investments based on effective maturity as of May 31, 2009 (unaudited):

Less than 1 year	13.6%
1 to 3 year(s)	1.6%
3 to 5 years	4.2%
5 to 10 years	6.0%
10 to 20 years	24.4%
20 to 30 years	45.6%
Greater than 30 years	4.6%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2009

Assets
Investments in unaffiliated issuers, at value (cost $187,601,428)	$152,312,308
Investments in affiliated issuers, at value (cost $206,947)	206,947

Total investments	152,519,255
Receivable for securities sold	830,887
Receivable for Fund shares sold	121,427
Interest receivable	2,669,078
Prepaid expenses and other assets	24,521

Total assets	156,165,168

Liabilities
Dividends payable	537,278
Payable for Fund shares redeemed	441,240
Due to custodian bank	122,149
Advisory fee payable	5,968
Distribution Plan expenses payable	4,880
Due to other related parties	4,177
Accrued expenses and other liabilities	48,913

Total liabilities	1,164,605

Net assets	$155,000,563

Net assets represented by
Paid-in capital	$250,262,388
Undistributed net investment income	156,431
Accumulated net realized losses on investments	(60,129,136)
Net unrealized losses on investments	(35,289,120)

Total net assets	$155,000,563

Net assets consists of
Class A	$110,015,740
Class B	14,555,060
Class C	17,536,643
Class I	12,893,120

Total net assets	$155,000,563

Shares outstanding (unlimited number of shares authorized)
Class A	14,771,651
Class B	1,954,299
Class C	2,354,629
Class I	1,731,183

Net asset value per share
Class A	$7.45
Class A — Offering price (based on sales charge of 4.75%)	$7.82
Class B	$7.45
Class C	$7.45
Class I	$7.45

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Year Ended May 31, 2009

Investment income
Interest	$13,820,289
Income from affiliated issuers	97,955

Total investment income	13,918,244

Expenses
Advisory fee	881,472
Distribution Plan expenses
Class A	314,377
Class B	211,244
Class C	193,086
Administrative services fee	187,547
Transfer agent fees	126,609
Trustees’ fees and expenses	3,789
Printing and postage expenses	28,272
Custodian and accounting fees	55,964
Registration and filing fees	44,417
Professional fees	35,297
Interest expense	52
Other	10,037

Total expenses	2,092,163
Less: Expense reductions	(897)
Fee waivers	(78)

Net expenses	2,091,188

Net investment income	11,827,056

Net realized and unrealized gains or losses on investments
Net realized losses on securities in unaffiliated issuers	(16,011,563)
Net change in unrealized gains or losses on securities in unaffiliated issuers	(23,956,059)

Net realized and unrealized gains or losses on investments	(39,967,622)

Net decrease in net assets resulting from operations	$(28,140,566)

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,

	2009		2008 (a)

Operations
Net investment income		$11,827,056		$12,065,909
Net realized losses on investments		(16,011,563)		(21,278,832)
Net change in unrealized gains or losses on investments		(23,956,059)		(2,772,851)

Net decrease in net assets resulting from operations		(28,140,566)		(11,985,774)

Distributions to shareholders from
Net investment income
Class A		(7,966,105)		(7,044,910)
Class B		(1,159,774)		(1,252,196)
Class C		(1,079,273)		(943,438)
Class I		(1,358,627)		(2,857,339)

Total distributions to shareholders		(11,563,779)		(12,097,883)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	939,634	7,269,887	1,781,382	16,674,564
Class B	174,571	1,363,338	150,641	1,393,678
Class C	294,838	2,178,406	230,700	2,138,061
Class I	337,774	2,585,139	980,713	9,128,841

		13,396,770		29,335,144

Net asset value of shares issued in reinvestment of distributions
Class A	499,878	3,853,402	381,040	3,528,983
Class B	58,282	451,189	53,280	493,732
Class C	57,771	442,848	45,161	418,794
Class I	25,408	196,741	34,315	320,848

		4,944,180		4,762,357

Automatic conversion of Class B shares to Class A shares
Class A	653,851	5,126,178	381,131	3,519,309
Class B	(653,851)	(5,126,178)	(381,131)	(3,519,309)

		0		0

Payment for shares redeemed
Class A	(5,033,566)	(39,464,780)	(6,233,115)	(58,274,335)
Class B	(1,045,984)	(8,199,893)	(876,830)	(8,187,458)
Class C	(670,972)	(5,231,340)	(991,720)	(9,243,224)
Class I	(3,069,725)	(24,710,873)	(8,762,787)	(82,118,000)

		(77,606,886)		(157,823,017)

Net decrease in net assets resulting from capital share transactions		(59,265,936)		(123,725,516)

Total decrease in net assets		(98,970,281)		(147,809,173)
Net assets
Beginning of period		253,970,844		401,780,017

End of period		$155,000,563		$253,970,844

Undistributed (overdistributed) net investment income		$156,431		$(137,345)

(a)	For the nine months ended May 31, 2008. The Fund changed its fiscal year end from August 31 to May 31, effective May 31, 2008.

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended
	August 31, 2007

Operations
Net investment income		$21,405,663
Net realized gains on investments		577,004
Net change in unrealized gains or losses on investments		(24,765,724)

Net decrease in net assets resulting from operations		(2,783,057)

Distributions from shareholders from
Net investment income
Class A		(10,968,440)
Class B		(2,049,879)
Class C		(1,388,047)
Class I		(6,981,604)

Total distributions to shareholders		(21,387,970)

	Shares

Capital share transactions
Proceeds from shares sold
Class A	4,282,776	44,082,423
Class B	317,647	3,264,758
Class C	773,310	7,946,166
Class I	1,370,696	14,085,012

		69,378,359

Net asset value of shares issued in reinvestment of distributions
Class A	532,601	5,447,510
Class B	83,046	850,266
Class C	58,893	601,977
Class I	78,181	799,863

		7,699,616

Automatic conversion of Class B to Class A shares
Class A	499,738	5,147,495
Class B	(499,738)	(5,147,495)

		0

Payment for shares redeemed
Class A	(6,682,945)	(68,186,438)
Class B	(1,311,493)	(13,431,088)
Class C	(772,972)	(7,900,750)
Class I	(4,478,669)	(45,819,083)

		(135,337,359)

Net decrease in net assets resulting from capital share transactions		(58,259,384)

Total decrease in net assets		(82,430,411)
Net assets
Beginning of period		484,210,428

End of period		$401,780,017

Overdistributed net investment income		$(128,966)

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen High Income Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

The Fund is subject to interest rate risk, equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may buy

22

NOTES TO FINANCIAL STATEMENTS continued

and sell futures contracts in order to gain exposure to, or protect against changes in, security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

23

NOTES TO FINANCIAL STATEMENTS continued

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

f. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent difference causing such reclassifications is due to expiration of capital loss carryovers. During the year ended May 31, 2009, the following amounts were reclassified:

Paid-in capital	$(18,590,266)
Undistributed net investment income	30,499
Accumulated net realized losses on investments	18,559,767

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.47% and declining to 0.32% as average daily net assets increase.

24

NOTES TO FINANCIAL STATEMENTS continued

For the year ended May 31, 2009, the advisory fee was equivalent to an annual rate of 0.47% of the Fund’s average daily net assets.

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may have been deemed to control EIMC. If Wells Fargo was deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC with the same terms and conditions as the existing agreement which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement was subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Service Company, LLC (“ESC”) became subsidiaries of Wells Fargo. After the merger, a new interim advisory agreement with the same terms and conditions between the Fund and EIMC went into effect.

Shareholders approved the new advisory agreement between the Fund and EIMC on February 12, 2009.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended May 31, 2009, EIMC voluntarily waived its advisory fee in the amount of $78.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the year ended May 31, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

ESC, an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

25

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

EIS, an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the year ended May 31, 2009, EIS received $11,540 from the sale of Class A shares and $10,177, $47,985 and $2,787 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $127,619,244 and $183,548,888, respectively, for the year ended May 31, 2009.

On June 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in
Valuation Inputs	Securities

Level 1 – Quoted Prices	$206,947
Level 2 – Other Significant Observable Inputs	152,312,308
Level 3 – Significant Unobservable Inputs	0

Total	$152,519,255

26

NOTES TO FINANCIAL STATEMENTS continued

On May 31, 2009, the aggregate cost of securities for federal income tax purposes was $187,808,375. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,208,909 and $39,498,029, respectively, with a net unrealized depreciation of $35,289,120.

As of May 31, 2009, the Fund had $51,120,619 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2010	2011	2012	2013	2014	2016	2017

$2,069,696	$13,129,353	$3,853,670	$1,390,042	$2,156,251	$6,506,524	$22,015,083

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of May 31, 2009, the Fund incurred and will elect to defer post-October losses of $9,008,517.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an inter-fund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended May 31, 2009, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2009, the components of distributable earnings on a tax basis were as follows:

Capital Loss
Carryovers
Undistributed		and	Temporary
Exempt-Interest	Unrealized	Post-October	Book/Tax
Income	Depreciation	Losses	Differences

$721,083	$35,289,120	$60,129,136	$(564,652)

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended May 31,		Year Ended August 31, 2007

	2009	2008(a)

Ordinary Income	$110,043	$45,580	$ 121,346
Exempt-Interest Income	11,453,736	12,052,303	21,266,624

(a)	For the nine months ended May 31, 2008. The Fund changed its fiscal year end from August 31 to May 31, effective May 31, 2008.

27

NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%.

During the year ended May 31, 2009, the Fund had average borrowings outstanding of $7,851 at an average rate of 0.66% and paid interest of $52.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to

28

NOTES TO FINANCIAL STATEMENTS continued

properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

13. NEW ACCOUNTING PRONOUNCEMENT

In April 2009, FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FAS 157-4”). FAS 157-4 provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy

29

NOTES TO FINANCIAL STATEMENTS continued

disclosure and the level three roll-forward disclosure will be expanded for each major category of assets. Management of the Fund does not believe the adoption of FAS 157-4 will materially impact the financial statement amounts, but will require additional disclosures. FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009.

14. SUBSEQUENT EVENT

Effective after the close of business on June 30, 2009, Class B shares of the Fund will be closed to new accounts and additional purchases by existing shareholders. After the close of business on June 30, 2009, existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

30

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen High Income Municipal Bond Fund, a series of the Evergreen Municipal Trust, as of May 31, 2009 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and financial highlights for each of the years or periods in the five-year period. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2009 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen High Income Municipal Bond Fund as of May 31, 2009, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 24, 2009

31

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended May 31, 2009, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.05%. The percentage of distributions subject to the federal alternative minimum tax will be reported to shareholders in January 2010.

32

ADDITIONAL INFORMATION (unaudited) continued

SPECIAL MEETING OF SHAREHOLDERS

On February 12, 2009, a Special Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 — To consider and act upon a new investment advisory agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$91,446,437
Net assets voted “Against”	$3,174,768
Net assets voted “Abstain”	$3,714,470

33

This page left intentionally blank

34

This page left intentionally blank

35

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

36

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

566599 rv6 07/2009

Evergreen Municipal Bond Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	PORTFOLIO MANAGER COMMENTARY
9	ABOUT YOUR FUND’S EXPENSES
10	FINANCIAL HIGHLIGHTS
14	SCHEDULE OF INVESTMENTS
32	STATEMENT OF ASSETS AND LIABILITIES
33	STATEMENT OF OPERATIONS
34	STATEMENTS OF CHANGES IN NET ASSETS
36	NOTES TO FINANCIAL STATEMENTS
46	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
47	ADDITIONAL INFORMATION
52	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

July 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Municipal Bond Fund for the twelve-month period ended May 31, 2009 (the “period”).

The year 2008 saw home prices fall and job losses persist, as economic conditions deteriorated due to the credit crisis. The crisis reached a crucial point in September 2008, when federal officials allowed for the fall of Lehman Brothers, which history will likely judge as a colossal policy failure. Indeed, the collateral damage from this event led to further collapse. Previously venerable financial institutions fell like dominos in the ensuing weeks as distrust prevailed and counter-party risk, whether real or imagined, escalated. Inter-bank lending ceased to exist, and the credit markets froze. Volatility continued to dominate trading patterns through the end of 2008, as losses mounted within the equity markets. Weak economic data, falling profit forecasts, and uncertainty about the auto industry compounded worries about the credit crisis.

In early 2009, layoff announcements accelerated, further pressuring personal consumption and business investment. The fixed income markets worried about deflation during the period, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009. International markets were hit hard as economies in both developed and emerging countries struggled. Equity markets were affected by the weakness in economic data and corporate profits, although during April 2009, stocks rallied off their March 2009 lows with international and small cap stocks leading the gains. However, given the still unresolved issues of credit availability, rising unemployment, declining home values, auto bankruptcies, and the possibility for more bank re-capitalizations, we suspect data over the next several months may be simply “less bad,” but not great.

The unprecedented economic and financial turmoil has been met with an unprecedented policy response, as the Federal Reserve Board, U.S. Treasury, Federal Deposit Insurance Corporation and Federal Housing Administration have allocated more than $11 trillion to combat the crisis. Perhaps most important, the Public-Private Investment Program (“PPIP”) has been designed to help rid banks of toxic assets from their balance sheets. The measures taken to address this crisis have merely treated the symptoms, but the announcement of this program gets to the root cause: the distressed assets on (and off) bank balance sheets. The PPIP is designed to use government

LETTER TO SHAREHOLDERS continued

subsidies to attract private purchases of currently illiquid mortgage related loans and securities held by banks. As a market returns for these assets, banks will be positioned to improve capital ratios, increase lending activity, and potentially buy their way out of the increasingly restrictive Troubled Asset Relief Program. We believe that the successful implementation of this program is critical for a sustainable expansion to ensue. As the lagged effects of the massive policy response take hold, we look for pent-up consumer demand to combine with government spending to help push Gross Domestic Product back into positive territory by the fourth quarter of 2009.

During a volatile and challenging period in the capital markets, the investment managers of Evergreen’s national municipal bond funds paid careful attention to risk management, focusing on the underlying quality of investments while carefully assessing interest rate trends and the supply and demand forces. The team managing Evergreen Municipal Bond Fund invested in the municipal market in general, with a focus on investment grade securities in particular, with the flexibility to invest in bonds of different maturities. The management of Evergreen High Income Municipal Bond Fund focused on income, specifically lower investment grade securities. The teams managing Evergreen Intermediate Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund emphasized bonds with limited maturities and less exposure to changes in interest rates. Meanwhile, the management of Evergreen Strategic Municipal Bond Fund sought to maximize credit quality by focusing on underlying credit quality and ratings and focused on limiting interest rate risk by investing primarily in higher-coupon, shorter-duration municipal securities.

As we look back over the extraordinary series of events during the period, we believe it is important for all investors to keep perspective and remain focused on their long-term goals. We continue to urge investors to work with their financial advisors to pursue fully diversified strategies in order to participate in future market gains and limit the risks of potential losses. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for doing business with Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

Notice to Shareholders:

Effective after the close of business on June 30, 2009, Class B shares of the Fund will be closed to new accounts and additional purchases by existing shareholders. After the close of business on June 30, 2009, existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

FUND AT A GLANCE

as of May 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

Mathew M. Kiselak

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2009.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/19/1978

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	1/19/1978	1/26/1998	4/30/1999

Nasdaq symbol	EKEAX	EKEBX	EKECX	EKEYX

Average annual return*

1-year with sales charge	-3.99%	-4.81%	-0.96%	N/A

1-year w/o sales charge	0.75%	0.00%	0.00%	1.01%

5-year	2.48%	2.38%	2.73%	3.76%

10-year	3.29%	3.03%	3.03%	4.06%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Municipal Bond Fund Class A shares versus a similar investment in the Barclays Capital Municipal Bond Index (BCMBI) and the Consumer Price Index (CPI).

The BCMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The prices and income of inverse floaters are generally more volatile than prices and income of bonds with similar maturities.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of May 31, 2009, and subject to change.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 0.75% for the twelve-month period ended May 31, 2009, excluding any applicable sales charges. During the same period, the BCMBI returned 3.57%.

The fund’s objective is to seek current income exempt from federal income taxes, other than the alternative minimum tax, as part of a long-term strategy of achieving tax-advantaged total return.

Investment process

It’s been almost two years since the financial crisis began and its far-reaching effects have taken their toll on the municipal market, from insurance downgrades to auction rate securities. During the crisis, we have seen the municipal market progress through several stages. Initially, there was a reevaluation of risk, and credit spreads widened on lower-rated bonds. Then the municipal insurers began having trouble, and there was a separation of that market. Insurers dropped out of favor one-by-one, and eventually none retained a AAA rating by all three of the major rating agencies. As problems intensified, the willingness to rely on the strongest insurers began to wane. Investors preferred high grade, unenhanced credits as the safest place to be. As a result, a two-tiered market developed as the crisis deepened. It widened every step of the way, gapping out as various news headlines spread fear up and down Wall Street. Liquidity was most available in the top tier of the market—natural AAA- and AA-rated general obligation and selected essential service revenue bonds. For everything else, liquidity ranged from hit or miss to nonexistent, especially when moving into riskier sectors and higher-yielding bonds. Insurance on municipal bonds was largely ignored.

By September 2008, volatility had peaked, as the acceleration of the financial crisis finally began to overwhelm the capital markets, bringing them to a near standstill. Fannie Mae and Freddie Mac had to be rescued and more banks failed. A feeling of impending doom hung over the markets, until the U.S. government announced a financial bailout plan, in an effort to avert a meltdown and ease fears of a depression.

Indeed, volatility and illiquidity remained central themes of the period. Many non-traditional accounts such as hedge funds were forced to unwind derivative strategies for technical reasons and sell massive amounts of municipals into an illiquid market. Other buyers, such as insurance companies and mutual funds, were also in need of liquidity and could not provide a bid. This left only the limited capital of the retail investor to fill the gap. Consequently, yields rose sharply and spreads widened dramatically. A flight-to-safety trade emerged and Treasuries rallied, while municipals continued to trade off abruptly. The divergent price movement between these two markets made it impossible for broker/dealers to hedge positions, further exacerbating the liquidity issue. In fact, bids at times were nonexistent.

As the first quarter of 2009 came to a close, all capital markets, including the municipal market, continued to adjust to the new and developing investment environment. Both

PORTFOLIO MANAGER COMMENTARY continued

investors and broker/dealers have had to reexamine strategies and practices to get comfortable with this new dynamic. The newly emerging confidence that was beginning to return was a welcome change from the upheaval experienced over the past two years. However, we still have a long way to go before it can be said that the market is functioning properly.

While illiquidity and volatility are still present at fiscal year end, they have diminished noticeably. The upper tier of the market is beginning to be more inclusive as it expands across the credit spectrum. Selected AA, safe sector credits are gaining more acceptance, while other, lesser AA credits are progressing more slowly, with the market differentiating between credits more than during the most illiquid times.

The introduction of Build America Bonds (“BABs”), taxable municipals, in April 2009, had a dramatic effect on the market. BABs refocused investors’ attention on the relationship between the taxable and tax-free market. Munis were still relatively cheap and staged an impressive rally as the divergent behavior of the two markets once again became more correlated. This occurred at a time when spreads were already starting to narrow, as low absolute yields pushed investors down the credit spectrum and out the yield curve in search of higher returns. Demand for traditional municipal bonds increased, since it was feared that BABs would pull supply from that market.

The large new issue calendar from the last few weeks of the fiscal year, including the huge $6.5B California loan, was absorbed by the market as deals were priced to sell. This was more reminiscent of the pre-arbitrage/hedge fund era where traditional accounts, such as retail and mutual funds, accounted for the majority of the demand and set clearing levels on loans. The non-traditional accounts seem to be largely absent from the market, as their numbers have dwindled and funding issues have made it more difficult for them to operate. By this time, demand for high yield product was on the rise, forcing credit spreads tighter.

Contributors to performance

The main contributor to the fund’s relative performance was a 13% position in pre-refunded securities. These securities are mainly of 10-year maturities or shorter and are very high quality. With the municipal interest rate curve steepening and credit spreads widening, these securities dramatically outperformed. Also, the heavy weighting in high-quality municipals—63% in AA or better—contributed to the fund’s performance.

Detractors from performance

The main detractors from relative performance were a modest weighting in lower investment grade securities and long municipal bonds of over 20 years’ maturity. High yield funds being forced to sell high yielding municipal securities caused credit spreads to widen as distressed levels were purchased. Also, as the Federal Reserve Board (the “Fed”) continued to lower the Federal Funds Rate, the interest rate curve steepened and shorter maturities outperformed.

PORTFOLIO MANAGER COMMENTARY continued

Portfolio management outlook

Looking ahead, a number of factors will influence the municipal market. We are moving into the summer with very low absolute yields and tight ratios to Treasuries. Concerns of inflation and higher general interest rates are circulating, with improved economic data and positive rhetoric from the Fed and other government officials on the recovery. It will be hard to keep the positive momentum going, as we are starting to see signs of hesitation with the forward calendar building. The large June and July reinvestment will partially mitigate the effects of the pending supply but will not be enough if interest is redirected into equities. With so much stimulus money floating around the economy, it will be important for the Fed to act quickly and decisively with monetary policy to offset the risks of future hyper-inflation.

This commentary reflects the views and opinions of the fund’s portfolio manager(s) on the date indicated and may include statements that constitute “forward-looking statements” under the U.S. Securities laws. Forward-looking statements include, among other things, projections, estimates and information about possible or future results related to the fund, markets, or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and Evergreen undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed herein (including any forward-looking statements) may not be relied upon as investment advice or as an indication of the fund’s trading intent.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2008 to May 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	12/1/2008	5/31/2009	During Period*

Actual
Class A	$1,000.00	$1,086.08	$4.37
Class B	$1,000.00	$1,082.07	$8.25
Class C	$1,000.00	$1,082.07	$8.25
Class I	$1,000.00	$1,087.42	$3.07
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,020.74	$4.23
Class B	$1,000.00	$1,017.00	$8.00
Class C	$1,000.00	$1,017.00	$8.00
Class I	$1,000.00	$1,021.99	$2.97

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.84% for Class A, 1.59% for Class B, 1.59% for Class C and 0.59% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS A	2009	2008	2007	2006	2005

Net asset value, beginning of period	$7.29	$7.46	$7.40	$7.56	$7.25

Income from investment operations
Net investment income (loss)	0.32	0.31	0.29 [1]	0.29	0.29
Net realized and unrealized gains or losses on investments	(0.28)	(0.18)	0.06	(0.16)	0.31

Total from investment operations	0.04	0.13	0.35	0.13	0.60

Distributions to shareholders from
Net investment income	(0.32)	(0.30)	(0.29)	(0.29)	(0.29)

Net asset value, end of period	$7.01	$7.29	$7.46	$7.40	$7.56

Total return[2]	0.75%	1.85%	4.83%	1.72%	8.42%

Ratios and supplemental data
Net assets, end of period (thousands)	$846,045	$971,046	$832,186	$639,031	$679,263
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.82%	0.83%	0.95%	0.87%	0.92%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.82%	0.87%	1.00%	0.92%	0.93%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.76%	0.76%	0.81%	0.80%	0.85%
Interest and fee expense[3]	0.06%	0.07%	0.14%	0.07%	0.07%
Net investment income (loss)	4.65%	4.13%	3.90%	3.88%	3.90%
Portfolio turnover rate	58%	70%	123%	125%	145%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS B	2009	2008	2007	2006	2005

Net asset value, beginning of period	$7.29	$7.46	$7.40	$7.56	$7.25

Income from investment operations
Net investment income (loss)	0.27 [1]	0.25 [1]	0.24 [1]	0.23 [1]	0.24 [1]
Net realized and unrealized gains or losses on investments	(0.28)	(0.17)	0.06	(0.15)	0.31

Total from investment operations	(0.01)	0.08	0.30	0.08	0.55

Distributions to shareholders from
Net investment income	(0.27)	(0.25)	(0.24)	(0.24)	(0.24)

Net asset value, end of period	$7.01	$7.29	$7.46	$7.40	$7.56

Total return[2]	0.00%	1.08%	4.06%	1.01%	7.67%

Ratios and supplemental data
Net assets, end of period (thousands)	$44,225	$70,461	$24,971	$14,260	$17,955
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.57%	1.58%	1.70%	1.62%	1.64%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.57%	1.58%	1.70%	1.62%	1.64%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.51%	1.51%	1.56%	1.55%	1.57%
Interest and fee expense[3]	0.06%	0.07%	0.14%	0.07%	0.07%
Net investment income (loss)	3.89%	3.39%	3.15%	3.13%	3.19%
Portfolio turnover rate	58%	70%	123%	125%	145%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS C	2009	2008	2007	2006	2005

Net asset value, beginning of period	$7.29	$7.46	$7.40	$7.56	$7.25

Income from investment operations
Net investment income (loss)	0.27	0.25	0.24	0.23	0.24
Net realized and unrealized gains or losses on investments	(0.28)	(0.17)	0.06	(0.15)	0.31

Total from investment operations	(0.01)	0.08	0.30	0.08	0.55

Distributions to shareholders from
Net investment income	(0.27)	(0.25)	(0.24)	(0.24)	(0.24)

Net asset value, end of period	$7.01	$7.29	$7.46	$7.40	$7.56

Total return[1]	0.00%	1.08%	4.06%	1.01%	7.67%

Ratios and supplemental data
Net assets, end of period (thousands)	$71,274	$77,281	$45,920	$35,498	$37,197
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.57%	1.58%	1.70%	1.62%	1.64%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.57%	1.58%	1.70%	1.62%	1.64%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.51%	1.51%	1.56%	1.55%	1.57%
Interest and fee expense[2]	0.06%	0.07%	0.14%	0.07%	0.07%
Net investment income (loss)	3.91%	3.38%	3.15%	3.13%	3.19%
Portfolio turnover rate	58%	70%	123%	125%	145%

1	Excluding applicable sales charges
2	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS I	2009	2008	2007	2006	2005

Net asset value, beginning of period	$7.29	$7.46	$7.40	$7.56	$7.25

Income from investment operations
Net investment income (loss)	0.34	0.32	0.31	0.31	0.31
Net realized and unrealized gains or losses on investments	(0.28)	(0.17)	0.06	(0.16)	0.31

Total from investment operations	0.06	0.15	0.37	0.15	0.62

Distributions to shareholders from
Net investment income	(0.34)	(0.32)	(0.31)	(0.31)	(0.31)

Net asset value, end of period	$7.01	$7.29	$7.46	$7.40	$7.56

Total return	1.01%	2.10%	5.10%	2.03%	8.75%

Ratios and supplemental data
Net assets, end of period (thousands)	$439,848	$896,226	$393,262	$194,430	$156,892
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.57%	0.57%	0.70%	0.62%	0.64%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.57%	0.57%	0.70%	0.62%	0.64%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.51%	0.50%	0.56%	0.55%	0.57%
Interest and fee expense[1]	0.06%	0.07%	0.14%	0.07%	0.07%
Net investment income (loss)	4.86%	4.39%	4.15%	4.14%	4.19%
Portfolio turnover rate	58%	70%	123%	125%	145%

1	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

May 31, 2009

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 102.4%
AIRPORT 3.5%
Allegheny Cnty., PA Arpt. Auth. RRB:
Pittsburgh Intl. Arpt. Proj., 6.00%, 01/01/2015, (Insd. by FGIC)	$4,495,000	$4,557,795
Ser. A, 5.00%, 01/01/2015, (Insd. by FSA)	5,000,000	5,050,750
Dallas-Fort Worth, TX Intl. Arpt. RB:
Ser. A, 5.50%, 11/01/2020, (Insd. by MBIA)	11,000,000	11,083,930
Ser. B, 6.25%, 11/01/2028	5,000,000	5,010,850
Horry Cnty., SC Arpt. RB, Ser. A, 5.60%, 07/01/2017	85,000	85,061
Indianapolis, IN Local Pub. Impt. RB, Indianapolis Arpt. Auth., Ser. F, 5.00%, 01/01/2020, (Insd. by AMBAC)	8,460,000	8,289,446
Lee Cnty., FL Arpt. RB, Ser. A, 5.875%, 10/01/2019, (Insd. by FSA)	2,000,000	2,033,160
Metropolitan Washington, DC Arpt. Auth. Sys. RB, Ser. A, 5.75%, 10/01/2018	6,680,000	6,840,454
Metropolitan Washington, DC Arpt. Auth. Sys. RRB, Ser. A, 5.25%, 10/01/2020, (Insd. by MBIA)	1,750,000	1,770,265
San Francisco, CA City & Cnty. Intl. Arpt. RRB, Ser. 34E, 5.75%, 05/01/2024	4,440,000	4,577,196

		49,298,907

COMMUNITY DEVELOPMENT DISTRICT 1.7%
Arizona Watson Road Cmnty. Facs. Dist. Spl. Assmt. RB:
5.75%, 07/01/2022	3,994,000	2,833,304
6.00%, 07/01/2030	7,919,000	4,972,023
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	6,025,000	4,409,938
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA:
6.25%, 07/01/2010	553,000	551,700
6.625%, 07/01/2025	6,280,000	5,148,972
Henderson, NV Local Impt. Dist. RB:
4.90%, 03/01/2017 +	975,000	400,199
5.05%, 09/01/2017 +	2,465,000	1,008,629
5.10%, 09/01/2018 +	2,500,000	1,018,100
5.125%, 09/01/2019 +	2,975,000	1,206,928
5.15%, 09/01/2020 +	2,105,000	851,283
5.25%, 09/01/2026 +	3,500,000	1,330,700

		23,731,776

CONTINUING CARE RETIREMENT COMMUNITY 2.4%
Connecticut Dev. Auth. RB, Elim Park Baptist Home Proj., 5.75%, 12/01/2023	750,000	639,863
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates, Ser. C, 7.25%, 11/15/2029	1,000,000	1,002,400
Houston Cnty., AL Hlth. Care Auth. RRB, Ser. A, 5.25%, 10/01/2030	1,000,000	823,760
Lees Summit, MO IDA Sr. Living Facs. RB, John Knox Vlg. Obl. Group, Ser. A, 5.125%, 08/15/2026	3,000,000	2,375,970
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
King Farm Presbyterian Cmnty. Proj., Ser. B, 5.00%, 01/01/2017	10,535,000	8,366,370
Washington Cnty. Hosp., 6.00%, 01/01/2043	5,000,000	4,379,250
New Jersey EDA RB, Franciscan Oaks Proj., 5.70%, 10/01/2017	2,500,000	2,172,800
St. John’s Cnty., FL IDA Hlth. Care RRB, Glenmoor Proj., Ser. B, 4.75%, 01/01/2041	1,000,000	1,007,950

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2009

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB:
Air Force Vlg. Obl. Group, 5.00%, 05/15/2017	$1,400,000	$1,246,980
Northwest Sr. Hsg. Edgemere Proj., 6.00%, 11/15/2036	5,000,000	3,922,100
Vermont EDA RB, Wake Robin Corp. Proj., Ser. A, 6.30%, 03/01/2033, (Insd. by ACA)	3,500,000	2,762,620
Washington Hsg. Fin. Commission RB, Skyline at First Hill Proj., Ser. A, 5.625%, 01/01/2027	7,500,000	5,374,125

		34,074,188

EDUCATION 8.3%
Alabama Pub. Sch. & College Capital Impt. RB, 5.00%, 12/01/2024	5,000,000	5,299,000
Annapolis, MD EDRRB, St. John’s College Facs., 5.50%, 10/01/2018	300,000	301,008
Athens, GA Hsg. Auth. Student Hsg. Lease RB, Univ. of Georgia East Campus, 5.25%, 12/01/2020, (Insd. by AMBAC)	1,315,000	1,380,855
Atlanta, GA Dev. Auth. RB, TUFF Advanced Tech. Dev. Ctr. Proj., Ser. A, 5.625%, 07/01/2018	2,640,000	2,719,649
Berkeley Cnty., SC Sch. Dist. Installment Lease RRB, Securing Assets for Ed., 5.25%, 12/01/2024	1,760,000	1,799,600
California Edl. Facs. Auth. RB, Univ. Southern California, Ser. B, 5.25%, 10/01/2039	5,000,000	5,186,450
California Edl. Facs. Auth. RRB, Santa Clara Univ., 5.00%, 09/01/2023, (Insd. by MBIA)	250,000	259,292
Charleston, SC Edl. Excellence Fin. Corp. RB, Charleston Cnty. Sch. Dist. Proj.:
5.00%, 12/01/2023	9,105,000	9,329,256
9.74%, 12/01/2025 ‡	10,000,000	10,415,500
Cherokee Cnty., SC Scago Edl. Facs. Corp. RRB, Cherokee Sch. Dist. No. 1, Ser. B, 5.00%, 12/01/2026, (Insd. by FSA)	2,295,000	2,307,118
Connecticut Hlth. & Edl. Facs. Auth. RB, Univ. of Hartford, Ser. G, 5.25%, 07/01/2026	1,000,000	900,690
Fulton Cnty., GA Dev. Auth. RB, Georgia Tech Foundation SAC II Proj., Ser. A, 5.75%, 11/01/2017	1,950,000	2,123,725
Kershaw Cnty., SC Pub. Sch. Dist. RB, Kershaw Cnty. Sch. Dist. Installment Purchase Proj.:
5.00%, 12/01/2024, (Insd. by CIFG IXIS Finl. Guaranty)	7,415,000	7,535,568
5.00%, 12/01/2026, (Insd. by CIFG IXIS Finl. Guaranty)	3,420,000	3,424,241
Lancaster, SC Edl. Assistance Program RRB, Sch. Dist. Lancaster Cnty. Proj., 5.00%, 12/01/2026	4,000,000	3,655,160
Latrobe, PA IDA College RB, St. Vincent College Proj., 5.35%, 05/01/2015	1,165,000	1,181,380
Lexington Cnty., SC One Sch. Facs. Corp. Installment Purchase RB, Lexington Cnty. Sch. Dist. No. 1:
5.25%, 12/01/2024	2,110,000	2,164,881
5.25%, 12/01/2026	2,340,000	2,377,323
Maine Edl. Loan Auth. Student Loan RB, Ser.A-3, Class A, 5.875%, 12/01/2039, (Insd. by Assured Guaranty, Ltd.)	6,500,000	6,369,935
Miami-Dade Cnty., FL Edl. Facs. RB, Univ. of Miami, Ser. A, 5.75%, 04/01/2028	2,200,000	2,271,280
New Jersey EDA RB, Sch. Construction Proj., Ser. O, 5.25%, 03/01/2022	5,000,000	5,184,600

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2009

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
New York Dorm. Auth. RB, Personal Income Tax:
Ser. A, 5.00%, 03/15/2038	$6,000,000	$6,018,000
Ser. B, 5.75%, 03/15/2036	10,000,000	10,742,700
Richmond, VA IDA Student Hsg. RB, Univ. Real Estate Foundation, 5.45%, 01/01/2021	1,000,000	1,025,520
San Leanna, TX Ed. Facs. Corp. RRB, St. Edwards Univ. Proj.:
5.125%, 06/01/2022	1,735,000	1,673,390
5.125%, 06/01/2023	1,000,000	946,510
5.125%, 06/01/2024	750,000	704,010
Tulsa, OK Indl. Auth. Student Hsg. RB, Univ. of Tulsa, 5.25%, 10/01/2021	4,055,000	4,199,439
University of Illinois Auxiliary Facs. Sys. RB, Ser. A, 5.75%, 04/01/2038	5,000,000	5,304,200
University of New Mexico RB, Hosp. Mtge.:
5.00%, 07/01/2021, (Insd. by FHA & FSA)	3,835,000	3,913,311
5.00%, 07/01/2024, (Insd. by FHA & FSA)	1,000,000	1,009,790
University of South Carolina Athletic Facs. RB:
5.50%, 05/01/2018, (Insd. by AMBAC)	1,300,000	1,379,391
5.50%, 05/01/2020, (Insd. by AMBAC)	1,425,000	1,512,025
Virginia College Bldg. Auth. Edl. Facs. RRB, Hampton Univ. Proj., 5.00%, 04/01/2018	1,300,000	1,307,436

		115,922,233

ELECTRIC REVENUE 3.3%
Georgia Muni. Elec. Auth. Power RRB:
Ser. B, 6.25%, 01/01/2017, (Insd. by MBIA)	1,000,000	1,143,520
Ser. EE, 7.25%, 01/01/2024, (Insd. by AMBAC)	400,000	495,712
Indiana Fin. Auth. RRB, Miami Correctional, Ser. C, 5.00%, 07/01/2020	8,770,000	9,418,629
Long Island, NY Power Auth. Elec. Sys. RRB, Ser. A:
5.50%, 04/01/2022	5,000,000	5,443,400
5.50%, 05/01/2033, (LOC: BHAC)	4,000,000	4,264,360
North Carolina Eastern Muni. Power Agcy. RB:
Ser. A, 5.50%, 01/01/2026	1,250,000	1,277,025
Ser. C, 6.75%, 01/01/2024	1,000,000	1,119,020
Pennsylvania EDA Fin. Exempt Facs. RRB, Exelon Generation Co., Ser. A, 5.00%, 12/01/2042	2,500,000	2,498,950
Piedmont, SC Muni. Power Agcy. RRB, Ser. A, 5.00%, 01/01/2015, (Insd. by MBIA)	2,000,000	2,010,980
San Antonio, TX Elec. & Gas RRB, Ser. A, 5.25%, 02/01/2028	5,000,000	5,275,100
Sikeston, MO Elec. RRB, 6.00%, 06/01/2015, (Insd. by MBIA)	500,000	526,800
South Carolina Pub. Svcs. Auth. RRB, Ser. A, 5.50%, 01/01/2019, (Insd. by FSA)	4,185,000	4,528,212
Western Generation Agcy. of Oregon RRB, Wauna Cogeneration Proj.:
Ser. A, 5.00%, 01/01/2019	1,125,000	914,974
Ser. B:
5.00%, 01/01/2012	3,600,000	3,407,616
5.00%, 01/01/2013	2,855,000	2,642,245
5.00%, 01/01/2014	1,100,000	994,796

		45,961,339

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2009

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL 4.0%
Adams & Highland Cnty., OH Valley Local Sch. Dist. GO, 7.00%, 12/01/2015, (Insd. by MBIA)	$2,000,000	$2,303,860
Cartersville, GA GO, 6.70%, 01/01/2012	80,000	85,805
Chemeketa, OR Cmnty. College Dist. GO, 5.50%, 06/15/2024	1,010,000	1,131,412
Dallas, TX Independent Sch. Dist. Sch. Bldg. GO, 6.375%, 02/15/2034	10,000,000	11,349,700
El Paso Cnty., CO Sch. Dist. No. 011 GO:
6.50%, 12/01/2012	2,310,000	2,641,531
7.10%, 12/01/2013	2,000,000	2,407,220
Elk Grove, CA Unified Sch. Dist. Spl. Tax Refunding GO, Cmnty. Facs. Dist. Proj., 6.50%, 12/01/2024, (Insd. by AMBAC)	500,000	541,890
Foothill-De Anza, CA Cmnty. College Dist. GO, Ser. A, 5.00%, 08/01/2017, (Insd. by AMBAC)	5,000,000	5,592,150
Forsyth Cnty., GA Sch. Dist. GO, 6.75%, 07/01/2016	2,000,000	2,359,660
Henry Cnty., GA Sch. Dist. GO, Ser. A, 6.45%, 08/01/2011	690,000	724,217
Horry Cnty., SC Sch. Dist. GO, Ser. A, 5.00%, 03/01/2023, (Insd. by FSA & South Carolina Sch. Dist. Enhancement)	8,555,000	9,259,419
Kane & De Kalb Cnty., IL Cmnty. Unit Sch. Dist. No. 302 GO, Sch. Bldg.:
5.50%, 02/01/2025, (Insd. by FSA)	1,265,000	1,352,842
5.50%, 02/01/2026, (Insd. by FSA)	3,610,000	3,837,213
Kings, OH Local Sch. Dist. GO, 7.50%, 12/01/2016, (Insd. by FGIC)	1,000,000	1,205,290
Lakewood Township, NJ Sch. Dist. GO, 6.25%, 02/15/2012, (Insd. by AMBAC)	400,000	443,656
Lakota, OH Local Sch. Dist. GO, 7.00%, 12/01/2009, (Insd. by AMBAC)	1,740,000	1,796,846
Larimer Cnty., CO Sch. Dist. No. 1 GO, 7.00%, 12/15/2016, (Insd. by MBIA)	2,250,000	2,610,473
Los Angeles, CA Univ. Sch. Dist. GO, Election of 2004, Ser. H, 5.00%, 07/01/2019, (Insd. by FSA)	3,500,000	3,787,490
Niagara Falls, NY GO, Pub. Impt. Proj.:
7.50%, 03/01/2014, (Insd. by MBIA)	915,000	1,094,230
7.50%, 03/01/2016, (Insd. by MBIA)	750,000	933,041
Portsmouth, VA Pub. Impt. Refunding GO, Ser. A, 5.50%, 06/01/2018, (Insd. by FGIC)	415,000	415,639
West Windsor Township, NJ Parking Auth. RB, 6.10%, 12/01/2012	50,000	50,210

		55,923,794

GENERAL OBLIGATION – STATE 1.3%
Commonwealth of Puerto Rico Refunding GO, Pub. Impt., 6.50%, 07/01/2014, (Insd. by MBIA)	2,000,000	2,128,140
Connecticut GO, Ser. A, 5.00%, 02/15/2027	3,570,000	3,851,780
District of Columbia GO, Gallery Place Proj., Ser. B, 5.50%, 06/01/2012, (Insd. by FSA)	710,000	719,358
Massachusetts GO, Ser. C, 5.00%, 08/01/2037, (Insd. by AMBAC)	10,000,000	10,167,000
Puerto Rico Pub. Impt. GO, Ser. A, 6.25%, 07/01/2013, (Insd. by MBIA)	1,200,000	1,263,840

		18,130,118

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2009

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 16.9%
Alachua Cnty., FL Hlth. Facs. Auth. RB, Shands Teaching Hosp., Ser. A, 6.25%, 12/01/2016, (Insd. by MBIA)	$4,000,000	$4,305,320
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr., Ser. A, 5.625%, 08/15/2039	8,000,000	7,936,000
Brunswick & Glynn Cnty., GA Mem. Hosp. Auth. RB, 2005 Anticipation Cert., Southeast Georgia Hlth. Sys., Inc. Proj., 6.00%, 08/01/2016, (Insd. by MBIA)	510,000	510,648
California Hlth. Facs. Fin. Auth. RB, Providence Htlh. Svcs., Ser. C, 10.32%, 10/01/2016 ‡	10,050,000	10,722,446
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, Cooper Hlth. Sys. Obl.:
Group A, 5.25%, 02/15/2020	5,000,000	4,250,050
Ser. A, 5.75%, 02/15/2034	6,000,000	4,508,220
Chatham Cnty., GA Hosp. Auth. RB:
Mem. Hlth. Med. Ctr., Ser. A, 6.125%, 01/01/2024	1,000,000	884,870
Mem. Hlth. Univ., Ser. A, 5.50%, 01/01/2034	2,000,000	1,475,820
Cherokee Nation of Oklahoma Hlth. Care Sys. RB, Ser. 2006:
4.30%, 12/01/2016, (Insd. by ACA)	2,150,000	1,962,112
4.60%, 12/01/2021, (Insd. by ACA)	2,900,000	2,498,524
Colorado Hlth. Facs. Auth. RB:
Catholic Hlth. Intitiatives, Ser. D, 6.25%, 10/01/2033	4,000,000	4,325,720
Hosp. Valley View Assn. Proj., 5.25%, 05/15/2042	10,730,000	8,358,563
Vail Valley Med. Ctr. Proj., 5.75%, 01/15/2022	1,770,000	1,760,460
Connecticut Hlth. & Edl. Facs. Auth. RB, Stamford Hosp., Ser. F, 5.25%, 07/01/2011	1,000,000	1,000,570
Denver, CO Hlth. & Hosp. Auth. Hlth. Care RRB, Ser. A:
5.00%, 12/01/2016	2,000,000	1,900,580
5.00%, 12/01/2017	3,655,000	3,446,775
5.00%, 12/01/2019	1,030,000	949,073
5.00%, 12/01/2020	3,730,000	3,379,939
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth., Ser. C, 5.75%, 11/15/2032	5,000,000	5,132,100
Harris Cnty., TX Hlth. Facs. Dev. Corp. Hosp. RRB, Mem. Hermann Healthcare Sys., Ser. B, 7.25%, 12/01/2035	10,000,000	10,775,400
Huntsville, AL Hlth. Care Auth. RB, Ser. A, 5.75%, 06/01/2016	5,730,000	5,907,916
Idaho Hlth. Facs. Auth. RRB, Trinity Hlth. Credit Group, Ser. B, 6.25%, 12/01/2033	3,000,000	3,180,780
Illinois Fin. Auth. RB:
Advocate Healthcare Network, Ser. D, 6.50%, 11/01/2038	5,000,000	5,314,450
Northwestern Mem. Hosp. Proj., Ser. A, 6.00%, 08/15/2039	5,000,000	5,188,900
Illinois Hlth. Facs. Auth. RB, Edward Hosp. Obligated Group A, Ser. 2001-A:
5.50%, 02/15/2014, (LOC: FSA)	2,830,000	2,937,483
5.50%, 02/15/2015, (LOC: FSA)	1,730,000	1,787,696
Illinois Hlth. Facs. Auth. RRB:
Ser. AA, 6.50%, 06/01/2012, (Insd. by MBIA)	1,750,000	2,011,222
Sherman Hlth. Sys., 5.25%, 08/01/2017, (Insd. by AMBAC)	1,000,000	966,410

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2009

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Indiana Hlth. & Edl. Facs. Fin. Auth. Hosp. RRB:
Clarian Hlth. Obl. Group B, 5.00%, 02/15/2022	$8,750,000	$8,461,600
Sisters of St. Francis Hlth., 5.25%, 05/15/2041	2,000,000	1,925,100
Kent, MI Hosp. Fin. Auth. RB, Metro. Hosp. Proj., Ser. A, 6.25%, 07/01/2040	5,000,000	3,810,150
Kent, MI Hosp. Fin. Auth. RRB, Spectrum Hlth. Sys., Ser. A, 5.50%, 01/15/2047	5,000,000	5,183,000
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Anne Arundel Htlh. Sys., Ser. A, 6.75%, 07/01/2039	2,500,000	2,770,000
Catholic Hlth. Initiatives, 6.00%, 12/01/2013	1,200,000	1,252,776
Maryland Hlth. & Higher Edl. Facs. Auth. RRB, Union Hosp. of Cecil Cnty., 4.80%, 07/01/2011	330,000	330,419
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A, 5.25%, 08/15/2025, (Insd. by FHA & MBIA)	2,325,000	2,353,318
Monroe Cnty., PA Hosp. Auth. RB, Pocono Med. Ctr., 6.00%, 01/01/2043	1,000,000	1,178,380
Montgomery Cnty., OH Hosp. RRB, Kettering Med. Ctr., 6.25%, 04/01/2020, (Insd. by MBIA)	2,500,000	2,961,375
New Jersey Hlth. Care Facs. Fin. Auth. RRB:
Atlantic City Med. Ctr., 6.00%, 07/01/2012	3,000,000	3,110,010
Atlantic Hlth. Sys. Hosp. Corp., Ser. A, 6.00%, 07/01/2011, (Insd. by AMBAC)	1,345,000	1,481,894
Burdette Tomlin Mem. Hosp., 5.60%, 07/01/2019	2,825,000	2,848,278
Meridian Hlth. Sys. Obl. Group:
5.50%, 07/01/2010, (Insd. by FSA)	3,750,000	3,799,200
5.625%, 07/01/2011, (Insd. by FSA)	6,235,000	6,313,249
St. Joseph’s Healthcare Sys., 6.625%, 07/01/2038	5,000,000	4,237,700
Orange Cnty., FL Hlth. Facs. Auth. RRB, Orlando Regl. Hlth. Care Sys., Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	2,310,000	2,476,574
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Med. Ctr. Hlth. Sys., Ser. A, 6.00%, 01/15/2022	4,900,000	5,033,721
Roanoke, VA IDA Hosp. RB, Carilion Hlth. Sys., Ser. A:
5.50%, 07/01/2017	3,445,000	3,612,496
5.50%, 07/01/2018	3,670,000	3,831,590
South Carolina Jobs EDA Hosp. Facs. RB:
Anderson Area Med. Ctr., 5.50%, 02/01/2011, (Insd. by FSA)	265,000	268,392
Georgetown Mem. Hosp., 6.00%, 11/01/2014	1,600,000	1,621,968
Spartanburg Cnty., SC Hlth. Svcs. Dist. RRB, 5.50%, 04/15/2017, (Insd. by FSA)	500,000	519,705
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%, 11/15/2030	10,000,000	7,955,300
St. Petersburg, FL Hlth. Facs. Auth. RRB, All Children’s Proj., Ser. A, 6.50%, 11/15/2039	5,500,000	5,646,740
Steubenville, OH Hosp. Facs. RRB, Trinity Hlth., 6.50%, 10/01/2030	1,750,000	1,884,523
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RRB, Texas Hlth. Resources, Ser. A, 5.00%, 02/15/2023	10,000,000	10,185,000
University Med. Ctr. Corp. Arizona Hosp. RB, 6.50%, 07/01/2039	2,000,000	1,999,840
Washington Cnty., PA Hosp. Auth. RRB, Monongahela Valley Hosp. Proj., 6.25%, 06/01/2022	750,000	769,035

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2009

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Washington Hlth. Care Facs. Auth. RB, Catholic Hlth. Initiatives, Ser. D, 10.05%, 10/01/2016 ‡	$16,000,000	$16,962,400
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	6,000,000	6,107,280
Winchester, VA IDA Hosp. RRB, Winchester Med. Ctr., Inc., 5.50%, 01/01/2015, (Insd. by AMBAC)	5,500,000	5,960,845
Wisconsin Hlth. & Edl. Facs. Auth. RB, Fort Healthcare, Inc. Proj., 6.10%, 05/01/2034	3,815,000	3,331,868

		237,561,773

HOUSING 6.0%
Arlington Cnty., VA IDA MHRB, Patrick Henry Apts. Proj., 6.05%, 11/01/2032, (Insd. by FNMA)	1,805,000	1,831,010
Aurora, CO Hsg. Auth. MHRB, 6th Ave. Proj., Ser. A, 5.70%, 12/01/2018, (LOC: U.S. Bancorp)	3,800,000	3,860,116
California HFA MHRB, Ser. B, 6.05%, 08/01/2016, (Insd. by AMBAC & FHA)	660,000	660,752
Colorado HFA SFHRB, Ser. D-2, 6.90%, 04/01/2029	385,000	407,199
Connecticut HFA RB:
Mtge. Fin. Program, Ser. D-1, 5.75%, 11/15/2017	550,000	555,632
Spl. Needs Hsg.:
Ser. 2, 5.25%, 06/15/2022	2,000,000	1,917,360
Ser. 7, 5.00%, 06/15/2019	1,390,000	1,537,632
Delaware Hsg. Auth. SFHRB, Ser. A, 6.70%, 01/01/2033	235,000	246,489
District of Columbia HFA SFHRRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA & GNMA)	800,000	820,368
Escambia Cnty., FL HFA SFHRRB, Multi-Cnty. Program, Ser. A, 5.50%, 10/01/2021, (Insd. by FNMA & GNMA)	285,000	287,499
Fairfax Cnty., VA Redev. & Hsg. Auth. RRB, Hsg. for the Elderly, Ser. A, 6.00%, 09/01/2016, (Insd. by FHA)	500,000	500,945
Georgia HFA SFHRB:
Sub. Ser. A-2, 5.45%, 12/01/2022	5,450,000	5,373,537
Sub. Ser. B-2, 5.35%, 12/01/2022	2,085,000	2,103,932
Sub. Ser. D-4, 5.65%, 06/01/2021	1,250,000	1,245,975
Harrisonburg, VA Redev. & Hsg. Auth. MHRB, Greens of Salem Run Proj., 6.20%, 04/01/2017, (Insd. by FSA & LOC: PNC Finl. Svcs. Group, Inc.)	500,000	500,515
Idaho Hsg. & Fin. Assn. SFHRB:
Sr. Ser. D, 6.30%, 07/01/2025	500,000	503,525
Sub. Ser. B-2, 6.00%, 07/01/2014	440,000	447,102
Indiana HFA SFHRB, Ser. A-2, 5.15%, 07/01/2017, (Insd. by FNMA & GNMA)	1,170,000	1,179,512
Kentucky Hsg. Corp. RRB, AMT, Ser. H, 4.80%, 07/01/2022	2,000,000	1,954,320
Maryland CDA Dept. of Hsg. & Cmnty. Dev. RB, Ser. A:
5.50%, 07/01/2022	1,000,000	1,016,100
5.875%, 07/01/2021	500,000	502,770
Maryland Cmnty. Dev. Admin. RB, Ser. B, 5.50%, 09/01/2031	725,000	707,593
Maryland Cmnty. Dev. Admin. SFHRB, Dept. of Hsg. & Cmnty. Dev.:
Ser. A, 4.55%, 09/01/2022	5,000,000	4,902,150
Ser. P, 4.45%, 09/01/2021	2,500,000	2,369,900
Massachusetts Hsg. Fin. Agcy. MHRB, Ser. F, 5.125%, 12/01/2034	100,000	93,463

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2009

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Mississippi Home Corp. SFHRB, Ser. B, 6.20%, 06/01/2030, (Insd. by FNMA & GNMA)	$525,000	$534,308
Missouri Hsg. Dev. Commission Mtge. SFHRB:
Ser. A-2, 6.30%, 03/01/2030, (Insd. by GNMA)	20,000	20,383
Ser. B:
6.25%, 09/01/2015, (Insd. by FNMA & GNMA)	40,000	40,046
6.45%, 09/01/2027, (Insd. by FNMA & GNMA)	185,000	185,135
Montgomery Cnty., MD Hsg. Opportunities MHRB, Cmnty. Hsg., Ser. A, 5.35%, 07/01/2021	500,000	504,395
New Hampshire HFA MHRB, Ser. I, 5.50%, 07/01/2017, (Liq.: Merrill Lynch & Co., Inc.)	5,940,000	6,052,088
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB, Ser. A, 5.40%, 11/01/2017, (Insd. by AMBAC)	1,275,000	1,279,335
New Jersey Hsg. & Mtge. Fin. Agcy. MHRRB:
Ser. B, 6.05%, 11/01/2017, (Insd. by FSA)	815,000	828,073
Ser. E-1:
5.35%, 11/01/2013, (Insd. by FSA)	2,710,000	2,773,766
5.45%, 11/01/2014, (Insd. by FSA)	900,000	918,504
5.70%, 05/01/2020, (Insd. by FSA)	200,000	203,016
Ser. E-2, 5.70%, 11/01/2020, (Insd. by FSA)	340,000	344,954
Ser. F, 5.05%, 11/01/2013, (Insd. by FSA)	1,550,000	1,639,699
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRRB, Ser. T, 4.55%, 10/01/2022	5,000,000	4,749,850
New York Hsg. Fin. Agcy. MHRRB, Ser. B, 6.35%, 08/15/2023, (Insd. by AMBAC & HFA)	65,000	65,072
North Carolina Hsg. Fin. Agcy. Homeownership SFHRB, Ser. 28-A, 4.65%, 07/01/2023	3,500,000	3,309,915
Ohio Hsg. Fin. Agcy. MHRB, Uptown Towers Apts., Ser. F, 4.75%, 10/20/2015, (Insd. by GNMA)	545,000	559,415
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Program, Ser. A-1, 5.95%, 03/01/2030, (Insd. by FNMA & GNMA)	460,000	469,145
Richmond Cnty., GA Dev. Auth. Student Hsg. Facs. RB, Augusta State Univ., Jaguar Student Hsg., LLC Proj., Ser. A, 5.375%, 02/01/2025	3,870,000	3,705,680
South Carolina Hsg. Fin. & Dev. Auth. Mtge. RB:
Ser. A:
6.35%, 07/01/2025, (Insd. by FHA)	165,000	165,130
6.55%, 07/01/2015	15,000	15,021
Ser. A-2:
5.30%, 07/01/2023	3,500,000	3,561,985
6.35%, 07/01/2019, (Insd. by FSA)	680,000	681,584
South Carolina Hsg. Fin. & Dev. Auth. Mtge. RRB, Ser. B-1, 5.75%, 07/01/2015, (Insd. by FSA)	435,000	444,701
Suffolk, VA Redev. & Hsg. Auth. MHRB, Hope Vlg. Apts. Proj., 5.10%, 02/01/2014, (Insd. by FNMA)	735,000	762,033
Utah Hsg. Fin. Agcy. SFHRB:
Ser. C-2, 5.75%, 07/01/2021, (Insd. by FHA)	45,000	45,081
Ser. E-1, 5.375%, 07/01/2018, (Insd. by FHA)	60,000	60,489

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2009

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Virginia HDA Cmnwlth. Mtge. RB, Ser. A1:
4.80%, 10/01/2018	$3,000,000	$3,035,970
4.85%, 04/01/2019	3,100,000	3,128,365
4.85%, 10/01/2019	3,100,000	3,119,034
Virginia HDA RB, Rental Hsg., Ser. D, 4.50%, 07/01/2023	5,525,000	5,175,986

		83,903,554

INDUSTRIAL DEVELOPMENT REVENUE 6.1%
Alaska Indl. Dev. & Export Auth. RB, Lake Dorothy Hydro-Electric Proj., 5.25%, 12/01/2021, (Insd. by AMBAC)	3,000,000	2,647,110
Appling Cnty., GA Dev. Auth. PCRB, Oglethorpe Power Corp., 4.75%, 01/01/2038	2,500,000	2,548,825
Cartersville, GA Dev. Auth. RB, Water & Wastewater Facs., 7.40%, 11/01/2010	1,120,000	1,169,112
Chelan Cnty., WA Dev. Corp. PCRRB, Alcoa, Inc. Proj., 5.85%, 12/01/2031	7,500,000	6,861,675
Eastern Connecticut Resource Recovery Auth. Solid Waste RB, Wheelabrator Lisbon, Inc. Proj., Ser. A:
5.50%, 01/01/2014	6,330,000	6,216,693
5.50%, 01/01/2015	5,000,000	4,882,450
Erie Cnty., PA IDA Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 4.90%, 11/01/2009, (Gtd. by Intl. Paper Co.)	5,000,000	5,000,350
Gulf Coast, TX Waste Disposal Auth. Env. Imp. RRB, Intl. Paper, Ser. A, 6.10%, 08/01/2024	3,575,000	2,961,852
King George Cnty., VA IDA RB, Solid Waste Disposal Facs. Landfill Proj., 6.00%, 06/01/2023	2,600,000	2,593,630
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj., Ser. A, FRN:
4.25%, 09/01/2030	5,000,000	5,033,850
4.35%, 03/01/2031	8,000,000	8,055,040
Mission, TX Econ. Dev. Corp. Solid Waste Disposal RB, Allied Waste, Inc. Proj., Ser. A, 5.20%, 04/01/2018	1,000,000	937,820
Missouri Env. Impt. & Energy Resource Auth. PCRB, Revolving Fund, Ser. B, 7.20%, 07/01/2016	245,000	246,220
Monroe Cnty., GA PCRB, Oglethorpe Power Corp., Ser. A, 6.75%, 01/01/2010	1,000,000	1,024,600
Monroe Cnty., MI Econ. Dev. Corp. RRB, Detroit Edison Co., Ser. AA, 6.95%, 09/01/2022, (Insd. by FGIC)	10,000,000	11,300,400
New Hampshire Business Fin. Auth. PCRRB, Central Maine Power Co., 5.375%, 05/01/2014	1,300,000	1,314,768
New York, NY Indl. Dev. Agcy. RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015, (Insd. by FSA)	55,000	55,077
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	7,300,000	7,394,900
Prince George’s Cnty., MD PCRRB, Potomac Elec. Proj., 5.75%, 03/15/2010	1,600,000	1,639,056
Schuylkill Cnty., PA IDRB, Pine Grove Landfill, Inc., FRN, 6.25%, 10/01/2019	3,585,000	3,585,000
St. John Baptist Parish, LA RB, Marathon Oil Corp., Ser. A, 5.125%, 06/01/2037	10,000,000	8,387,600
York Cnty., VA IDA RB, Virginia Elec. & Power Co. Proj., 5.50%, 07/01/2009	1,000,000	1,003,400

		84,859,428

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2009

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 1.3%
Collier Cnty., FL Sch. Board Refunding COP, 5.25%, 02/15/2021, (Insd. by FSA)	$1,000,000	$1,058,370
Fulton Cnty., GA Facs. Corp. COP, Georgia Pub. Purpose Proj., 5.50%, 11/01/2018, (Insd. by AMBAC)	1,000,000	1,049,070
Georgia Muni. Assn. COP, City Ct. Atlanta Proj.:
5.50%, 12/01/2016, (Insd. by AMBAC)	2,175,000	2,299,845
5.50%, 12/01/2017, (Insd. by AMBAC)	2,220,000	2,335,063
5.50%, 12/01/2018, (Insd. by AMBAC)	2,500,000	2,616,325
Houston, TX Water Conveyance Sys. COP, Ser. H, 7.50%, 12/15/2014, (Insd. by AMBAC)	1,000,000	1,160,830
Howard Cnty., MD COP, Agricultural Land Preservation No. 90-23, Ser. A, 8.00%, 08/15/2020	305,000	408,825
Lawrence Township, IN Metro. Sch. Dist. RB, 6.875%, 07/05/2011, (Insd. by MBIA)	1,010,000	1,064,399
Mercer Cnty., NJ Impt. Auth. RRB, Spl. Svcs. Sch. Dist., Ser. A, 5.95%, 12/15/2012	500,000	567,195
Montgomery Cnty., VA IDA Lease RB, 5.50%, 01/15/2020, (Insd. by AMBAC)	1,120,000	1,181,734
New Jersey EDA RB:
Performing Arts Ctr. Proj., Ser. C, 5.50%, 06/15/2013, (Insd. by AMBAC)	500,000	501,380
Trans. Proj., Ser. A, 5.75%, 05/01/2011, (Insd. by FSA)	1,000,000	1,083,340
New Jersey EDA RRB, Dept. of Human Svcs., Ser. A, 5.70%, 07/01/2012	1,430,000	1,508,192
Pima Cnty., AZ IDA RRB, Lease Obl., Ser. A, 7.25%, 07/15/2010	180,000	180,929
Santa Ana, CA Fin. Auth. Lease RB, Police Admin. & Holding Facs. Proj., Ser. A, 6.25%, 07/01/2015, (Insd. by MBIA)	300,000	330,948
Virginia Biotechnology Research Park IDA RB, Biotech Five Proj., Ser. A, 5.25%, 10/01/2014	1,540,000	1,545,344

		18,891,789

MISCELLANEOUS REVENUE 7.6%
Agua Caliente Band Cahuilla Indians of California RB, 6.00%, 07/01/2018	1,000,000	837,660
Commonwealth of Puerto Rico RB, Pub. Bldg. Auth. Govt. Facs., Ser. A, 6.25%, 07/01/2009, (Insd. by AMBAC)	250,000	250,740
Hollywood, FL Cmnty. Redev. Agcy. RB, 5.125%, 03/01/2014	3,360,000	3,189,010
Los Angeles, CA Harbor Dept. RB:
5.00%, 08/01/2024, (Insd. by MBIA)	3,855,000	3,711,825
5.00%, 08/01/2025, (Insd. by MBIA)	4,050,000	3,842,923
5.00%, 08/01/2026, (Insd. by MBIA)	4,260,000	3,971,129
Lower Colorado River Texas Auth. RRB:
Ser. A, 6.50%, 05/15/2037	5,000,000	5,270,500
Ser. A, 7.25%, 05/15/2037	4,000,000	4,360,440
Maryland Energy Fin. Admin. RB, Recycling Office Paper Sys. Proj., Ser. A, 7.50%, 09/01/2015	890,000	820,037
Mashantucket Western Pequot Tribe Spl. RB, Sub. Ser. A:
5.50%, 09/01/2036	6,000,000	2,895,180
6.50%, 09/01/2031	2,000,000	1,149,420
Montgomery Cnty., AL Pub. Bldg. Auth. RB, Warrants Facs. Proj., 5.00%, 03/01/2021, (Insd. by MBIA)	1,050,000	1,124,330
New Jersey COP, Equipment Lease Purchase, Ser. A, 5.25%, 06/15/2027	7,000,000	7,048,720

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2009

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
New Jersey EDA Sch. Facs. Construction RB, Ser. O, 5.00%, 03/01/2020	$10,000,000	$10,309,200
New York Urban Dev. Corp. RRB, Sub Lien, 5.50%, 07/01/2016	10,000,000	10,031,100
New York, NY Transitional Fin. Auth. Bldg. Aid RB, Fiscal Year 2009, Ser. S-4, 5.75%, 01/15/2039	2,500,000	2,595,275
Palm Beach Cnty., FL Criminal Justice Facs. RB, 7.20%, 06/01/2015, (Insd. by FGIC)	3,000,000	3,581,820
Palm Beach Cnty., FL Pub. Impt. RB, Ser. 2, 5.375%, 11/01/2028	3,500,000	3,642,870
Port Auth. of New York & New Jersey Spl. Obl. RB, JFK Intl. Arpt. Terminal 6:
5.75%, 12/01/2025, (Insd. by MBIA)	4,000,000	3,462,400
5.90%, 12/01/2017, (Insd. by MBIA)	2,000,000	1,897,520
Prairie Ctr. Metro. Dist. No. 3 of Colorado GO, Property Tax Supported Primary Impt., Ser. A, 5.40%, 12/15/2031	3,750,000	2,440,425
San Francisco, CA City & Cnty. COP, Multiple Capital Impt. Proj., Ser. A, 5.00%, 04/01/2029	4,000,000	3,945,280
Seminole Tribe, Florida Spl. Obl. RB, Ser. A, 5.75%, 10/01/2022	5,000,000	4,584,850
Tennessee Energy Acquisition Corp. Gas RB, Ser. A, 5.00%, 09/01/2015	6,300,000	6,062,742
West Baton Rouge Parish, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, FRN, 6.60%, 11/01/2025, (Gtd. by Dow Chemical Co.)	15,000,000	15,000,000

		106,025,396

PORT AUTHORITY 1.4%
Delaware River Port Auth. of Pennsylvania & New Jersey RB, Port Dist. Proj., Ser. A, 5.50%, 01/01/2017	4,330,000	4,599,802
Jacksonville, FL Port Auth. RB, 6.00%, 11/01/2038	10,000,000	9,985,700
Port Auth. of New York & New Jersey RB, Ser. 37, 5.50%, 07/15/2019, (Insd. by FSA)	5,000,000	5,258,250

		19,843,752

POWER 1.4%
Alaska Energy Auth. Util. RRB, 6.60%, 07/01/2015, (Insd. by FSA)	15,000,000	17,661,750
Anchorage, AK Elec. Util. RRB, Sr. Lien, 8.00%, 12/01/2010, (Insd. by MBIA)	985,000	1,078,496
North Carolina Eastern Muni. Power Agcy. RRB, Ser. C, 5.375%, 01/01/2017	1,000,000	1,038,050

		19,778,296

PRE-REFUNDED 7.4%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RRB, Army Retirement Residence Proj., 6.125%, 07/01/2022	685,000	778,537
Calhoun Cnty., SC Solid Waste Disposal Facs. RB, Eastman Kodak Co. Proj., 6.75%, 05/01/2017	400,000	504,544
Chicago, IL Metro. Water Reclamation Dist. GO, 7.25%, 12/01/2012	1,500,000	1,797,450
Colorado Edl. & Cultural Facs. Auth. RB, Nashville Pub. Radio, 5.875%, 04/01/2022	1,000,000	1,119,050
Colorado Hlth. Facs. Auth. RB, Portercare Adventist Hlth. Sys. Hosp., 6.50%, 11/15/2023	4,000,000	4,521,040
Connecticut Hlth. & Edl. Facs. Auth. RB, Eastern Connecticut Hlth. Network, Ser. A, 6.375%, 07/01/2016	960,000	980,420
Fulton Cnty., GA Residential Care Facs. Auth. RB, Canterbury Ct. Proj., 6.20%, 10/01/2019	995,000	1,033,755

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2009

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Fulton Cnty., GA Water & Sewer RRB, 6.375%, 01/01/2014, (Insd. by FGIC)	$390,000	$430,962
Georgia Private Colleges & Univ. Auth. RB, Mercer Univ. Proj., 5.75%, 10/01/2021	500,000	563,030
Harrison Cnty., MS Wastewater Treatment Mgmt. Dist. RRB, Wastewater Treatment Facs., Ser. A, 8.50%, 02/01/2013, (Insd. by FGIC)	1,000,000	1,245,420
Hartford, CT Parking Sys. RB, Ser. A, 6.40%, 07/01/2020	2,000,000	2,124,340
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys., Ser. D, 5.875%, 11/15/2029	10,000,000	11,427,600
Jacksonville, FL Trans. Auth. GO, 9.20%, 01/01/2015	3,580,000	4,438,162
Kern, CA High Sch. Dist. GO, Ser. C, 6.25%, 08/01/2010, (Insd. by MBIA)	545,000	581,063
Lexington, SC Water & Sewer RB, 5.50%, 04/01/2029, (Insd. by MBIA)	2,000,000	2,155,700
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Univ. of Maryland Med. Sys. Proj., 6.625%, 07/01/2020	945,000	1,006,066
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
6.25%, 08/15/2014	2,765,000	3,181,741
6.25%, 08/15/2022	11,500,000	13,233,280
6.375%, 08/15/2027	6,000,000	6,927,780
6.50%, 08/15/2032	5,000,000	5,792,700
Metropolitan Trans. Auth. RRB, New York Svcs. Contract, Ser. 7, 5.625%, 07/01/2016	11,600,000	12,101,120
New Haven, CT GO, ETM, Ser. C, 5.00%, 11/01/2019, (Insd. by MBIA)	5,000	5,555
New Jersey Hlth. Care Facs. Fin. Auth. RB:
Bridgeton Hosp. Assn., Ser. B, 6.00%, 07/01/2013	50,000	55,244
Burlington Cnty. Mem. Hosp. Proj., Ser. C, 6.00%, 07/01/2012	50,000	53,687
New Jersey Turnpike Auth. RB, Ser. C, 6.50%, 01/01/2016, (Insd. by MBIA)	2,515,000	2,931,529
Niagara Falls, NY GO, Pub. Impt. Proj., 7.50%, 03/01/2014, (Insd. by MBIA)	85,000	107,090
Orange Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys.:
5.25%, 11/15/2018	2,000,000	2,216,840
6.25%, 11/15/2024	4,000,000	4,529,120
Orange Cnty., FL Hlth. Facs. Auth. RRB, Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	610,000	727,797
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, John F. Kennedy Mem. Hosp., Inc. Proj., Ser. C, 9.50%, 08/01/2013	1,385,000	1,617,500
Pasco Cnty., FL Hlth. Facs. Auth. Hosp. RB, Ser. 2, 5.60%, 10/01/2010	2,995,000	3,102,730
Piedmont, SC Muni. Power Agcy. RRB:
5.50%, 01/01/2013, (Insd. by MBIA)	695,000	792,293
6.75%, 01/01/2019, (Insd. by FGIC)	210,000	276,219
Ser. A, 6.50%, 01/01/2014, (Insd. by FGIC)	290,000	349,911
Puerto Rico Pub. Bldg. Auth. RRB, Govt. Facs., Ser. D, 5.25%, 07/01/2027	730,000	803,474
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	640,000	663,648
South Carolina Jobs EDA Hosp. Facs. RRB, Palmetto Hlth. Proj., Ser. C, 7.00%, 08/01/2030	7,500,000	8,917,324
Texas Muni. Power Agcy. RRB, 0.00%, 09/01/2015, (Insd. by MBIA) ¤	40,000	33,346
Virginia Resource Auth. Infrastructure RRB, Loan Bond Program, Ser. A, 5.50%, 05/01/2016, (Insd. by MBIA)	210,000	225,561

		103,352,628

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2009

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES 0.8%
Charleston Cnty., SC COP, Charleston Pub. Facs. Corp., 6.00%, 12/01/2009, (Insd. by MBIA)	$3,495,000	$3,555,673
Cobb & Marietta, GA Coliseum & Exhibit Hall Auth. RRB, 5.50%, 10/01/2012, (Insd. by MBIA)	1,250,000	1,314,313
Fulton Cnty., GA Facs. Corp. COP, Pub. Purpose Proj., 6.00%, 11/01/2014, (Insd. by AMBAC)	2,000,000	2,137,920
King & Queen Cnty., VA IDA Auth. Pub. Facs. Lease RB, King & Queen Courts Complex, Ser. A, 5.625%, 07/15/2017	1,000,000	989,980
Southwestern Illinois Dev. Auth. RB, Local Govt. Program, Vlg. of Sauget Proj., 5.625%, 11/01/2026	4,500,000	2,922,210

		10,920,096

RESOURCE RECOVERY 0.4%
Arlington Cnty., VA IDA RB, Ogden Martin Sys. of Alexandria & Arlington Proj., 5.375%, 01/01/2013, (Insd. by FSA)	3,810,000	4,005,072
Charleston Cnty., SC Resource Recovery RRB, Foster Wheeler Charleston, 5.25%, 01/01/2010, (Insd. by AMBAC)	1,500,000	1,522,515
Islip, NY Resource Recovery Agcy. RB, 1985 Facs., Ser. B, 7.25%, 07/01/2011, (Insd. by AMBAC)	100,000	107,071

		5,634,658

SALES TAX 2.1%
Dallas, TX Area Rapid Transit Sales Tax RRB, 5.00%, 12/01/2022	10,000,000	10,841,800
Metropolitan Atlanta Rapid Transit Auth. of Georgia RRB, Ser. P, 6.25%, 07/01/2011, (Insd. by AMBAC)	7,155,000	7,563,479
Wyandotte Cnty. & Kansas City, KS United Govt. Spl. Obl. RRB, Sales Tax, Second Lien, Area B, 5.00%, 12/01/2020	12,000,000	11,395,320

		29,800,599

SOLID WASTE 0.4%
Carbon Cnty., UT Solid Waste Disposal RRB:
Laidlaw Env. Proj., Ser. A, 7.45%, 07/01/2017	1,000,000	1,000,940
Laidlaw, Inc. Proj., Ser. A, 7.50%, 02/01/2010	2,085,000	2,087,273
Spokane, WA Regl. Solid Waste RRB, 6.50%, 01/01/2011	2,000,000	2,089,980

		5,178,193

SPECIAL TAX 6.7%
Confluence Metro. Dist. of Colorado Tax Supported RB, 5.40%, 12/01/2027	3,000,000	1,960,440
Dallas, TX Austin Trust Variable Cert.:
Ser. 08-1163-1, 9.94%, 12/01/2038 ‡	10,000,000	10,726,800
Ser. 08-1163-2, 9.94%, 12/01/2043 ‡	10,000,000	10,299,000
Ser. 08-1163-3, 9.94%, 12/01/2048 ‡	10,000,000	10,228,200
Horry Cnty., SC Hospitality Fee Spl. Obl. RB:
6.00%, 04/01/2013	1,000,000	1,033,990
6.00%, 04/01/2014	1,805,000	1,861,695
6.00%, 04/01/2015	1,000,000	1,029,050
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A, 5.25%, 01/01/2020	6,000,000	3,729,840

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2009

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX continued
Missouri Dev. Fin. Board Infrastructure Facs. RB, Independence-Centerpoint Proj., Ser. E, 5.00%, 04/01/2019	$890,000	$913,745
Myrtle Beach, SC Tax Increment RB, Myrtle Beach Air Force Base Redev. Proj., Ser. A:
5.25%, 10/01/2026	1,500,000	956,565
5.30%, 10/01/2035	2,500,000	1,416,025
New York Dorm. Auth. Austin Trust Variable Cert., Ser. 2008-1148, 9.48%, 03/15/2035 ‡	30,000,000	30,102,600
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A:
5.50%, 10/01/2013	4,000,000	4,026,720
5.50%, 10/01/2018	4,500,000	4,494,780
Washington, DC Convention Ctr. Dedicated Tax RRB, Sr. Lien, Ser. A, 5.00%, 10/01/2018	11,090,000	11,199,126

		93,978,576

STUDENT LOAN 0.1%
Massachusetts Ed. Fin. Auth. Loan RB, Ser. E, 5.30%, 01/01/2016, (Insd. by AMBAC)	1,315,000	1,320,865
NEBHELP, Inc. of Nebraska RB, Jr. Sub-Ser. A-6, 6.40%, 06/01/2013, (Insd. by MBIA)	480,000	486,725
New Jersey Higher Ed. Facs. RB, Student Loan Program, 5.80%, 06/01/2016, (Insd. by AMBAC)	190,000	190,055

		1,997,645

TOBACCO REVENUE 1.5%
Buckeye, OH Tobacco Settlement Fin. Auth. RB, Ser. A-2, 5.125%, 06/01/2024	10,785,000	9,284,375
Tobacco Settlement Fin. Corp. of New York RB, Ser. C-1, 5.50%, 06/01/2021	11,000,000	11,302,940

		20,587,315

TRANSPORTATION 9.0%
Arizona Trans. Board Hwy. RB, Ser. A, 5.00%, 07/01/2027	4,000,000	4,261,360
Columbia, SC Parking Facs. RRB, 5.875%, 12/01/2013, (Insd. by AMBAC)	2,000,000	2,006,220
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB, Ser. W, 5.50%, 07/01/2015, (Insd. by MBIA)	2,300,000	2,355,982
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RRB, Ser. Z, 6.00%, 07/01/2018, (Insd. by FSA)	2,000,000	2,160,480
Dallas, TX Area Rapid Trans. Sales Tax RB, Sr. Lien, 5.00%, 12/01/2025	8,065,000	8,691,570
Florida Port Fin. Commission RB, Trans. Intermodal Program, 5.75%, 10/01/2014, (Insd. by FGIC)	4,185,000	4,239,740
Illinois Toll Hwy. Auth. RB, Ser. B, 5.50%, 01/01/2033	7,000,000	7,266,350
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj.:
5.75%, 10/01/2024, (Insd. by ACA)	10,000,000	8,284,600
5.875%, 06/01/2025, (Insd. by ACA)	5,000,000	4,701,350
Massachusetts Bay Trans. Auth. Gen. Trans. Sys. RRB, Ser. B, 6.20%, 03/01/2016	2,125,000	2,452,866
Metropolitan New York Trans. Auth. RB, Ser. B, 5.25%, 11/15/2018, (Insd. by FGIC)	1,130,000	1,182,240
Metropolitan Trans. Auth. RB, Ser. 2008-C, 6.50%, 11/15/2028	8,000,000	8,857,440

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2009

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
Metropolitan Trans. Auth. RRB, New York Svcs. Contract, Ser. A, 5.75%, 01/01/2018	$1,000,000	$1,129,210
New Jersey Trans. Sys. Trust Fund Auth. RB, Ser. A, 6.00%, 12/15/2038	16,000,000	17,341,280
New Jersey Trans. Sys. Trust Fund Auth. RRB, Ser. A:
5.25%, 12/15/2022	5,000,000	5,342,500
5.625%, 06/15/2013	1,200,000	1,323,060
New Jersey Turnpike Auth. RRB, Ser. A, 5.75%, 01/01/2018	965,000	978,809
New York Thruway Auth. Gen. Hwy. & Bridge RRB, Ser. B-2, 5.00%, 04/01/2017, (Insd. by FGIC)	5,000,000	5,482,400
New York Thruway Auth. Gen. RRB, Ser. H:
5.00%, 01/01/2021, (Insd. by MBIA)	4,750,000	5,113,708
5.00%, 01/01/2022, (Insd. by FGIC)	6,310,000	6,740,973
Orlando & Orange Cnty., FL Expressway Auth. RB, Jr. Lien:
6.50%, 07/01/2011, (Insd. by FGIC)	4,550,000	4,912,817
8.25%, 07/01/2015, (Insd. by FGIC)	2,960,000	3,680,790
South Carolina Trans. Infrastructure RB, Ser. A, 5.00%, 10/01/2019	5,000,000	5,295,450
Superior, WI Ltd. Obl. RB, Midwest Energy, Ser. E, 6.90%, 08/01/2021, (Insd. by FGIC)	5,000,000	6,167,400
Virginia Beach, VA Dev. Auth. RB, Town Ctr. Proj., Ser. A, 5.375%, 08/01/2020	2,485,000	2,665,336
Virginia Port Auth. RB, Cmnwlth. Port Funding Proj., 5.50%, 07/01/2018	3,000,000	3,124,860

		125,758,791

UTILITY 1.1%
Brownsville, TX Util. Sys. RRB, 6.25%, 09/01/2014, (Insd. by MBIA)	3,750,000	4,162,462
Greer, SC Combined Util. Sys. RB, 4.75%, 09/01/2011, (Insd. by AMBAC)	865,000	875,164
Lakeland, FL Elec. & Water RRB, Energy Sys., First Lien, Ser. C, 6.05%, 10/01/2010, (Insd. by FSA)	5,000,000	5,285,150
Orlando, FL Util. Cmnwlth. Sys. RRB, Ser. B, 5.00%, 10/01/2033	5,000,000	5,007,350

		15,330,126

WATER & SEWER 7.7%
Alabama Drinking Water Fin. Auth. RB, Ser. A, 5.125%, 08/15/2016, (Insd. by AMBAC)	1,075,000	1,136,974
Anderson Cnty., SC Joint Muni. Water Sys. RB, 5.50%, 07/15/2015, (Insd. by FSA)	1,610,000	1,750,086
Arizona Water Infrastructure Fin. Auth. RB, Water Quality, Ser. A, 5.00%, 10/01/2023	5,000,000	5,520,300
Buena Vista, VA IDA Water & Sewer Facs. RB, Route 60 Proj., 6.25%, 07/15/2011	210,000	209,775
Connecticut Dev. Auth. Water Facs. RB, 6.15%, 04/01/2035, (Insd. by AMBAC)	1,000,000	893,530
District of Columbia Water & Sewer Auth. Pub. Util. RB, Ser. A, 6.00%, 10/01/2035	2,000,000	2,156,920
Florence, SC Water & Sewer RB, 7.50%, 03/01/2014, (Insd. by AMBAC)	695,000	732,982
Grand Strand, SC Water & Sewer Auth. RRB:
5.375%, 06/01/2018, (Insd. by FSA)	4,335,000	4,633,942
6.375%, 06/01/2012, (Insd. by MBIA)	3,750,000	3,950,738
Greenville, SC Sewer Sys. RB, 5.50%, 04/01/2019, (Insd. by MBIA)	1,080,000	1,144,130

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2009

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Henrico Cnty., VA IDA Solid Waste RB, Browning Ferris Indl. South Atlantic, Inc., Ser. A, 5.875%, 03/01/2017	$1,750,000	$1,720,478
Lexington, SC Water & Sewer RRB, Ser. A, 5.75%, 04/01/2020, (Insd. by MBIA)	500,000	519,030
Miami-Dade Cnty., FL Water & Sewer RRB, Ser. C:
5.375%, 10/01/2024	5,000,000	5,275,650
5.50%, 10/01/2025	5,000,000	5,318,650
New York Env. Facs. Corp. PCRB, Ser. E, 6.875%, 06/15/2010	170,000	170,855
New York Env. Facs. Corp. PCRRB, 5.875%, 06/15/2014	445,000	446,655
New York, NY Muni. Water & Sewer Sys. Fin. Auth. RB:
2nd General Resolution, Ser. DD, 6.00%, 06/15/2040	11,625,000	12,669,623
Ser. 2009-A, 5.75%, 06/15/2040	10,000,000	10,724,300
Ser. B, 6.00%, 06/15/2033	375,000	396,431
North Charleston, SC Sewer Dist. RRB, Ser. A, 6.375%, 07/01/2012, (Insd. by MBIA)	3,070,000	3,262,366
North Springs, FL Water & Sewer RRB, Ser. B, 6.50%, 10/01/2016, (Insd. by MBIA)	1,335,000	1,355,225
North Texas Muni. Water Dist. Sys. RB, 5.00%, 09/01/2038	9,880,000	9,893,733
Pennsylvania EDA Fin. RB, Water Facs., Pennsylvannia-American Water Co. Proj., 6.20%, 04/01/2039	5,000,000	5,220,300
Riverside, CA Water RB:
Ser. 2008, 9.18%, 10/01/2038, (LOC: FSA) ‡	11,510,000	11,300,633
Ser. 2008-1178-1, 9.18%, 10/01/2033, (LOC: FSA) ‡	9,280,000	9,279,350
Stony Brook Regl. Sewer Auth. New Jersey RRB, Ser. B, 5.45%, 12/01/2012	410,000	436,326
Viera East, FL CDD RRB, Water Mgmt. Proj.:
5.75%, 05/01/2020, (Insd. by MBIA)	2,020,000	2,095,730
5.75%, 05/01/2021, (Insd. by MBIA)	2,140,000	2,208,908
5.75%, 05/01/2022, (Insd. by MBIA)	2,265,000	2,319,722
Virgin Islands Water & Power Auth. Elec. Sys. RRB, 5.30%, 07/01/2018	1,250,000	1,118,863

		107,862,205

Total Municipal Obligations (cost $1,450,019,761)		1,434,307,175

	Shares	Value

SHORT-TERM INVESTMENTS 0.6%
MUTUAL FUND SHARES 0.6%
Evergreen Institutional Municipal Money Market Fund, Class I, 0.82% q ø (cost $8,661,486)	8,661,486	8,661,486

Total Investments (cost $1,458,681,247) 103.0%		1,442,968,661
Other Assets and Liabilities (3.0%)		(41,576,735)

Net Assets 100.0%		$1,401,391,926

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2009

+	Security is deemed illiquid.
‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BHAC	Berkshire Hathaway Assurance Corp.
CDA	Community Development Authority
CDD	Community Development District
COP	Certificates of Participation
EDA	Economic Development Authority
EDRRB	Economic Development Refunding Revenue Bond
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond
TUFF	The University Financing Foundation, Inc.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2009

The following table shows the percent of total investments by geographic location as of May 31, 2009:

New York	11.0%
Texas	10.5%
South Carolina	10.0%
Florida	9.7%
New Jersey	7.3%
Virginia	4.9%
California	4.1%
Georgia	3.7%
Colorado	3.2%
Pennsylvania	2.9%
Illinois	2.8%
Maryland	2.6%
Washington	2.2%
Indiana	2.1%
Connecticut	1.9%
District of Columbia	1.6%
Louisiana	1.6%
Alaska	1.5%
Arizona	1.4%
Michigan	1.4%
Ohio	1.4%
Alabama	1.3%
Kansas	1.2%
Massachusetts	1.0%
North Carolina	0.8%
Puerto Rico	0.7%
U.S. Virgin Islands	0.7%
Wisconsin	0.7%
Oklahoma	0.6%
Oregon	0.6%
Minnesota	0.5%
New Hampshire	0.5%
Maine	0.4%
Nevada	0.4%
Tennessee	0.4%
Idaho	0.3%
Missouri	0.3%
New Mexico	0.3%
Delaware	0.2%
Utah	0.2%
Vermont	0.2%
Kentucky	0.1%
Mississippi	0.1%
Nebraska	0.1%
Non-state specific	0.6%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of May 31, 2009 (unaudited):

AAA	27.8%
AA	35.6%
A	16.9%
BBB	13.6%
BB	0.3%
NR	5.8%

100.0%

The following table shows the percent of total investments based on effective maturity as of May 31, 2009 (unaudited):

Less than 1 year	6.5%
1 to 3 year(s)	4.5%
3 to 5 years	9.4%
5 to 10 years	20.7%
10 to 20 years	34.7%
20 to 30 years	18.0%
Greater than 30 years	6.2%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2009

Assets
Investments in unaffiliated issuers, at value (cost $1,450,019,761)	$1,434,307,175
Investments in affiliated issuers, at value (cost $8,661,486)	8,661,486

Total investments	1,442,968,661
Receivable for securities sold	18,468,544
Receivable for Fund shares sold	755,173
Interest receivable	24,935,034
Prepaid expenses and other assets	249,240

Total assets	1,487,376,652

Liabilities
Dividends payable	3,115,902
Payable for securities purchased	24,149,609
Payable for floating-rate notes issued	55,920,000
Payable for Fund shares redeemed	1,726,977
Interest and fee expense payable	21,527
Due to custodian bank	771,538
Advisory fee payable	28,863
Distribution Plan expenses payable	26,814
Due to other related parties	12,631
Accrued expenses and other liabilities	210,865

Total liabilities	85,984,726

Net assets	$1,401,391,926

Net assets represented by
Paid-in capital	$1,495,014,882
Overdistributed net investment income	(1,373,841)
Accumulated net realized losses on investments	(76,536,529)
Net unrealized losses on investments	(15,712,586)

Total net assets	$1,401,391,926

Net assets consists of
Class A	$846,044,821
Class B	44,225,455
Class C	71,273,510
Class I	439,848,140

Total net assets	$1,401,391,926

Shares outstanding (unlimited number of shares authorized)
Class A	120,776,790
Class B	6,313,268
Class C	10,174,622
Class I	62,789,672

Net asset value per share
Class A	$7.01
Class A — Offering price (based on sales charge of 4.75%)	$7.36
Class B	$7.01
Class C	$7.01
Class I	$7.01

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended May 31, 2009

Investment income
Interest	$87,548,749
Income from affiliated issuers	479,128

Total investment income	88,027,877

Expenses
Advisory fee	5,070,842
Distribution Plan expenses
Class A	2,162,526
Class B	542,728
Class C	710,520
Administrative services fee	1,612,881
Transfer agent fees	775,489
Trustees’ fees and expenses	28,545
Printing and postage expenses	63,115
Custodian and accounting fees	426,243
Registration and filing fees	64,820
Professional fees	82,480
Interest and fee expense	1,037,956
Other	28,708

Total expenses	12,606,853
Less: Expense reductions	(4,745)
Fee waivers	(628)

Net expenses	12,601,480

Net investment income	75,426,397

Net realized and unrealized gains or losses on investments
Net realized losses on securities in unaffiliated issuers	(51,704,399)
Net change in unrealized gains or losses on securities in unaffiliated issuers	(39,675,310)

Net realized and unrealized gains or losses on investments	(91,379,709)

Net decrease in net assets resulting from operations	$(15,953,312)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,

	2009		2008

Operations
Net investment income		$75,426,397		$56,590,558
Net realized losses on investments		(51,704,399)		(3,116,073)
Net change in unrealized gains or losses on investments		(39,675,310)		(30,844,689)

Net increase (decrease) in net assets resulting from operations		(15,953,312)		22,629,796

Distributions to shareholders from
Net investment income
Class A		(40,261,259)		(34,495,849)
Class B		(2,111,623)		(1,130,485)
Class C		(2,777,211)		(1,786,640)
Class I		(30,292,147)		(19,282,614)

Total distributions to shareholders		(75,442,240)		(56,695,588)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	5,340,785	36,997,823	6,896,923	50,792,909
Class B	401,019	2,754,460	300,470	2,208,027
Class C	1,862,232	12,697,772	909,573	6,701,408
Class I	5,328,884	36,974,775	10,407,378	76,546,144

		89,424,830		136,248,488

Net asset value of shares issued in reinvestment of distributions
Class A	3,601,536	24,797,474	2,907,346	21,327,158
Class B	182,957	1,260,588	82,948	607,551
Class C	219,082	1,507,609	125,974	923,468
Class I	421,480	2,909,257	167,615	1,225,723

		30,474,928		24,083,900

Automatic conversion of Class B shares to Class A shares
Class A	1,501,577	10,318,294	490,342	3,603,150
Class B	(1,501,577)	(10,318,294)	(490,342)	(3,603,150)

		0		0

Payment for shares redeemed
Class A	(22,804,104)	(156,639,204)	(22,664,665)	(166,824,323)
Class B	(2,429,684)	(16,751,871)	(988,783)	(7,278,303)
Class C	(2,502,144)	(16,996,659)	(1,301,377)	(9,564,206)
Class I	(65,839,669)	(451,738,472)	(25,919,477)	(190,390,739)

		(642,126,206)		(374,057,571)

Net asset value of shares issued in acquisition
Class A	0	0	34,011,848	249,897,307
Class B	0	0	7,410,637	54,426,752
Class C	0	0	4,708,922	34,597,757
Class I	0	0	85,534,296	627,542,610

		0		966,464,426

Net increase (decrease) in net assets resulting from capital share transactions		(522,226,448)		752,739,243

Total increase (decrease) in net assets		(613,622,000)		718,673,451

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended May 31,

	2009	2008

Net assets
Beginning of period	$2,015,013,926	$1,296,340,475

End of period	$1,401,391,926	$2,015,013,926

Overdistributed net investment income	$(1,373,841)	$(1,357,874)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment

NOTES TO FINANCIAL STATEMENTS continued

for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

NOTES TO FINANCIAL STATEMENTS continued

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to expiration of capital loss carryovers. During the year ended May 31, 2009, the following amounts were reclassified:

Paid-in capital	$(11,568,727)
Overdistributed net investment income	(124)
Accumulated net realized losses on investments	11,568,851

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.31% and declining to 0.16% as average daily net assets increase. For the year ended May 31, 2009, the advisory fee was equivalent to an annual rate of 0.31% of the Fund’s average daily net assets.

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may have been deemed to control EIMC. If Wells Fargo was deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC with the same terms and conditions as the existing agreement which became effective upon the issuance of the preferred shares. EIMC’s receipt of the

NOTES TO FINANCIAL STATEMENTS continued

advisory fees under the interim advisory agreement was subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Service Company, LLC (“ESC”) became subsidiaries of Wells Fargo. After the merger, a new interim advisory agreement with the same terms and conditions between the Fund and EIMC went into effect.

Shareholders approved the new advisory agreement between the Fund and EIMC on February 12, 2009.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended May 31, 2009, EIMC voluntarily waived its advisory fee in the amount of $628.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the year ended May 31, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

ESC, an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS, an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the year ended May 31, 2009, EIS received $32,646 from the sale of Class A shares and $9,764, $93,737 and $3,193 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

NOTES TO FINANCIAL STATEMENTS continued

5. ACQUISITIONS

Effective at the close of business on April 11, 2008, the Fund acquired the net assets of Evergreen Alabama Municipal Bond Fund, Evergreen Connecticut Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen Maryland Municipal Bond Fund, Evergreen New Jersey Municipal Bond Fund, Evergreen New York Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund and Evergreen Virginia Municipal Bond Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. The aggregate net assets of the Fund immediately prior to the acquisitions were $1,225,128,957.

These acquisitions were accomplished by a tax-free exchange of the respective shares of the Fund. The value of net assets acquired, unrealized appreciation acquired, exchange ratios and number of shares issued were as follows:

	Value of Net			Number of
	Assets	Unrealized	Exchange	Shares
Acquired Fund	Acquired	Appreciation	Ratios	Issued

Evergreen Alabama Municipal Bond Fund	$25,284,386	$52,624	1.32	273,817	Class A
				18,977	Class B
				181,195	Class C
				2,972,794	Class I
Evergreen Connecticut Municipal Bond Fund	59,790,312	1,643,646	0.84	1,053,233	Class A
				287,473	Class B
				183,133	Class C
				6,626,858	Class I
Evergreen Georgia Municipal Bond Fund	116,450,436	1,542,681	1.29	3,546,871	Class A
				922,641	Class B
				319,024	Class C
				11,086,042	Class I
Evergreen Maryland Municipal Bond Fund	51,921,255	1,503,678	1.46	2,434,372	Class A
				494,084	Class B
				357,332	Class C
				3,792,130	Class I
Evergreen New Jersey Municipal Bond Fund	200,560,443	5,182,468	1.46	6,613,094	Class A
				2,012,678	Class B
				920,209	Class C
				17,794,533	Class I
Evergreen New York Municipal Bond Fund	69,271,416	2,447,417	1.48	1,002,760	Class A
				578,433	Class B
				840,848	Class C
				7,021,023	Class I

NOTES TO FINANCIAL STATEMENTS continued

	Value of Net			Number of
	Assets	Unrealized	Exchange	Shares
Acquired Fund	Acquired	Appreciation	Ratios	Issued

Evergreen South Carolina Municipal Bond Fund	$216,645,677	$6,939,064	1.33	5,193,483	Class A
				903,713	Class B
				680,266	Class C
				22,755,791	Class I
Evergreen Virginia Municipal Bond Fund	146,413,709	2,532,029	1.32	6,811,555	Class A
				1,089,526	Class B
				286,054	Class C
				11,772,106	Class I

The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $21,843,607. The aggregate net assets of the Fund immediately after these acquisitions were $2,111,466,591.

Effective at the close of business on October 12, 2007, the Fund acquired the net assets of Evergreen High Grade Municipal Bond Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. Shares were issued to Class A, Class B, Class C and Class I shareholders of Evergreen High Grade Municipal Bond Fund at an exchange ratio of 1.47 for 7,082,663 shares of Class A, 1,103,112 shares of Class B, 940,861 shares of Class C and 1,713,019 shares of Class I of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $2,478,209. The aggregate net assets of the Fund and Evergreen High Grade Municipal Bond Fund immediately prior to the acquisition were $1,205,466,924 and $80,126,792, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,285,593,716.

6. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $916,069,967 and $1,390,047,262, respectively, for the year ended May 31, 2009.

On June 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

NOTES TO FINANCIAL STATEMENTS continued

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in
Valuation Inputs	Securities

Level 1 – Quoted Prices	$8,661,486
Level 2 – Other Significant Observable Inputs	1,434,307,175
Level 3 – Significant Unobservable Inputs	0

Total	$1,442,968,661

During the year ended May 31, 2009, the Fund held Floating-Rate Notes that had an average daily balance outstanding of $46,705,219 and incurred interest and fee expense in the amount of $1,033,877, representing 0.06% of the Fund’s average daily net assets.

At May 31, 2009, the Fund had the following Floating-Rate Notes outstanding:

		Collateral for
Floating-Rate	Range of	Floating-Rate
Notes Outstanding	Interest Rates	Notes Outstanding

$55,920,000	3.19% - 4.69%	$120,036,929

On May 31, 2009, the aggregate cost of securities for federal income tax purposes was $1,460,140,834. The gross unrealized appreciation and depreciation on securities based on tax cost was $46,161,163 and $63,333,336, respectively, with a net unrealized depreciation of $17,172,173.

As of May 31, 2009, the Fund had $49,404,891 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2010	2011	2012	2013	2014	2015	2016	2017

$5,245,107	$940,118	$119,769	$29,604	$57,337	$3,535,007	$13,700,649	$25,777,300

These losses are subject to certain limitations prescribed by the Internal Revenue Code.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of May 31, 2009, the Fund incurred and will elect to defer post-October losses of $25,672,051.

NOTES TO FINANCIAL STATEMENTS continued

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended May 31, 2009, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2009, the components of distributable earnings on a tax basis were as follows:

Capital Loss
Carryovers
Undistributed		and	Temporary
Exempt-Interest	Unrealized	Post-October	Book/Tax
Income	Depreciation	Losses	Differences

$1,894,094	$17,172,173	$75,076,942	$(3,267,935)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and inverse floating-rate obligations. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended May 31,

	2009	2008

Ordinary Income	$261,638	$226,765
Exempt-Interest Income	75,180,602	56,468,823

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

NOTES TO FINANCIAL STATEMENTS continued

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%.

During the year ended May 31, 2009, the Fund had average borrowings outstanding of $529,740 at an average rate of 0.77% and paid interest of $4,079.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and

NOTES TO FINANCIAL STATEMENTS continued

prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

13. NEW ACCOUNTING PRONOUNCEMENT

In April 2009, FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FAS 157-4”). FAS 157-4 provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure will be expanded for each major category of assets. Management of the Fund does not believe the adoption of FAS 157-4 will materially impact the financial statement amounts, but will require additional disclosures. FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009.

14. SUBSEQUENT EVENT

Effective after the close of business on June 30, 2009, Class B shares of the Fund will be closed to new accounts and additional purchases by existing shareholders. After the close of business on June 30, 2009, existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Municipal Bond Fund, a series of the Evergreen Municipal Trust, as of May 31, 2009 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2009 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Municipal Bond Fund as of May 31, 2009, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 24, 2009

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended May 31, 2009, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.65%. The percentage of distributions subject to the federal alternative minimum tax will be reported to shareholders in January 2010.

ADDITIONAL INFORMATION (unaudited) continued

SPECIAL MEETING OF SHAREHOLDERS

On February 12, 2009, a Special Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 — To consider and act upon a new investment advisory agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$1,047,224,046
Net assets voted “Against”	$16,399,102
Net assets voted “Abstain”	$30,127,719

This page left intentionally blank

This page left intentionally blank

This page left intentionally blank

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566601 rv6 07/2009

Evergreen Short-Intermediate Municipal Bond Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
7	PORTFOLIO MANAGER COMMENTARY
9	ABOUT YOUR FUND’S EXPENSES
10	FINANCIAL HIGHLIGHTS
14	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
31	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
32	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

July 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Short-Intermediate Municipal Bond Fund for the twelve-month period ended May 31, 2009 (the “period”).

The year 2008 saw home prices fall and job losses persist, as economic conditions deteriorated due to the credit crisis. The crisis reached a crucial point in September 2008, when federal officials allowed for the fall of Lehman Brothers, which history will likely judge as a colossal policy failure. Indeed, the collateral damage from this event led to further collapse. Previously venerable financial institutions fell like dominos in the ensuing weeks as distrust prevailed and counter-party risk, whether real or imagined, escalated. Inter-bank lending ceased to exist, and the credit markets froze. Volatility continued to dominate trading patterns through the end of 2008, as losses mounted within the equity markets. Weak economic data, falling profit forecasts, and uncertainty about the auto industry compounded worries about the credit crisis.

In early 2009, layoff announcements accelerated, further pressuring personal consumption and business investment. The fixed income markets worried about deflation during the period, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009. International markets were hit hard as economies in both developed and emerging countries struggled. Equity markets were affected by the weakness in economic data and corporate profits, although during April 2009, stocks rallied off their March 2009 lows with international and small cap stocks leading the gains. However, given the still unresolved issues of credit availability, rising unemployment, declining home values, auto bankruptcies, and the possibility for more bank re-capitalizations, we suspect data over the next several months may be simply “less bad,” but not great.

The unprecedented economic and financial turmoil has been met with an unprecedented policy response, as the Federal Reserve Board, U.S. Treasury, Federal Deposit Insurance Corporation and Federal Housing Administration have allocated more than $11 trillion to combat the crisis. Perhaps most important, the Public-Private Investment Program (“PPIP”) has been designed to help rid banks of toxic assets from their balance sheets. The measures taken to address this crisis have merely treated the symptoms, but the announcement of this program gets to the root cause: the distressed assets on (and off) bank balance sheets. The PPIP is designed to use government

1

LETTER TO SHAREHOLDERS continued

subsidies to attract private purchases of currently illiquid mortgage related loans and securities held by banks. As a market returns for these assets, banks will be positioned to improve capital ratios, increase lending activity, and potentially buy their way out of the increasingly restrictive Troubled Asset Relief Program. We believe that the successful implementation of this program is critical for a sustainable expansion to ensue. As the lagged effects of the massive policy response take hold, we look for pent-up consumer demand to combine with government spending to help push Gross Domestic Product back into positive territory by the fourth quarter of 2009.

During a volatile and challenging period in the capital markets, the investment managers of Evergreen’s national municipal bond funds paid careful attention to risk management, focusing on the underlying quality of investments while carefully assessing interest rate trends and the supply and demand forces. The team managing Evergreen Municipal Bond Fund invested in the municipal market in general, with a focus on investment grade securities in particular, with the flexibility to invest in bonds of different maturities. The management of Evergreen High Income Municipal Bond Fund focused on income, specifically lower investment grade securities. The teams managing Evergreen Intermediate Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund emphasized bonds with limited maturities and less exposure to changes in interest rates. Meanwhile, the management of Evergreen Strategic Municipal Bond Fund sought to maximize credit quality by focusing on underlying credit quality and ratings and focused on limiting interest rate risk by investing primarily in higher-coupon, shorter-duration municipal securities.

As we look back over the extraordinary series of events during the period, we believe it is important for all investors to keep perspective and remain focused on their long-term goals. We continue to urge investors to work with their financial advisors to pursue fully diversified strategies in order to participate in future market gains and limit the risks of potential losses. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for doing business with Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

Notice to Shareholders:

Effective after the close of business on June 30, 2009, Class B shares of the Fund will be closed to new accounts and additional purchases by existing shareholders. After the close of business on June 30, 2009, existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

3

FUND AT A GLANCE

as of May 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Mathew M. Kiselak; James Randazzo

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2009.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/18/1991

	Class A	Class B	Class C	Class I
Class inception date	1/5/1995	1/5/1995	3/27/2002	11/18/1991

Nasdaq symbol	EMUAX	EMUBX	EMUCX	EMUNX

Average annual return*

1-year with sales charge	-0.32%	-0.76%	0.22%	N/A

1-year w/o sales charge	2.02%	1.20%	1.20%	2.22%

5-year	2.11%	1.75%	1.75%	2.77%

10-year	3.02%	2.38%	2.67%	3.41%

Maximum sales charge	2.25%	2.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Short-Intermediate Municipal Bond Fund Class A shares versus a similar investment in the Barclays Capital 3-Year Municipal Bond Index (BC3YMBI) and the Consumer Price Index (CPI).

The BC3YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

5

FUND AT A GLANCE continued

This section left intentionally blank

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of May 31, 2009, and subject to change.

6

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 2.02% for the twelve-month period ended May 31, 2009, excluding any applicable sales charges. During the same period, the BC3YMBI returned 5.83%.

The fund’s objective is to seek current income exempt from federal income taxes, other than the alternative minimum tax, as part of a long-term strategy of achieving tax-advantaged total return.

Investment process

It’s been almost two years since the financial crisis began, and its far-reaching effects have taken their toll on the municipal market, from insurance downgrades to auction rate securities. During the crisis, we have seen the municipal market progress through several stages. Initially, there was a reevaluation of risk, and credit spreads widened on lower-rated bonds. Then the municipal insurers began having trouble, and there was a separation of that market. Insurers dropped out of favor one-by-one, and eventually none retained a AAA rating by all three of the major rating agencies. As problems intensified, the willingness to rely on the strongest insurers began to wane. Investors preferred high grade, unenhanced credits as the safest place to be. As a result, a two-tiered market developed as the crisis deepened. It widened every step of the way, gapping out as various news headlines spread fear up and down Wall Street. Liquidity was most available in the top tier of the market—natural AAA- and AA-rated general obligation and selected essential service revenue bonds. For everything else, liquidity ranged from hit or miss to nonexistent, especially when moving into riskier sectors and higher-yielding bonds. Insurance on municipal bonds was largely ignored.

Indeed, volatility and illiquidity remained central themes of the period. Many non-traditional accounts such as hedge funds were forced to unwind derivative strategies for technical reasons and sell massive amounts of municipals into an illiquid market. Other buyers, such as insurance companies and mutual funds, were also in need of liquidity and could not provide a bid. This left only the limited capital of the retail investor to fill the gap. Consequently, yields rose sharply and spreads widened dramatically. A flight-to-safety trade emerged and Treasuries rallied, while municipals continued to trade off abruptly. The divergent price movement between these two markets made it impossible for broker/dealers to hedge positions, further exacerbating the liquidity issue. In fact, bids at times were nonexistent.

As the first quarter of 2009 came to a close, all capital markets, including the municipal market, continued to adjust to the new and developing investment environment. Both investors and broker/dealers have had to reexamine strategies and practices to get comfortable with this new dynamic. The newly emerging confidence that was beginning to return was a welcome change from the upheaval experienced over the past two years. However, we still have a long way to go before it can be said that the market is functioning properly.

7

PORTFOLIO MANAGER COMMENTARY continued

While illiquidity and volatility are still present at fiscal year end, they have diminished noticeably. The upper tier of the market is beginning to be more inclusive as it expands across the credit spectrum. Selected AA, safe sector credits are gaining more acceptance, while other, lesser AA credits are progressing more slowly, with the market differentiating between credits more than during the most illiquid times.

The introduction of Build America Bonds (“BABs”), taxable municipals, in April of 2009, had a dramatic effect on the market. BABs refocused investors’ attention on the relationship between the taxable and tax-free market. Munis were still relatively cheap and staged an impressive rally as the divergent behavior of the two markets once again became more correlated. This occurred at a time when spreads were already starting to narrow, as low absolute yields pushed investors down the credit spectrum and out the yield curve in search of higher returns. Demand for traditional municipal bonds increased, since it was feared that BABs would pull supply from that market.

Contributors to performance

The main contributor to the fund’s relative performance was a modest weighting in high grade securities, AA or better. High grade securities dramatically outperformed lower-quality holdings, as a weak economy dictated wider credit spreads.

Detractors from performance

The long-term strategy of this product dictates a heavy weighting in lower investment grade securities, which supports the fund’s distribution yield. This strategy was the main detractor from the fund’s relative performance as a weakening economy dictated widening credit spreads.

This commentary reflects the views and opinions of the fund’s portfolio manager(s) on the date indicated and may include statements that constitute “forward-looking statements” under the U.S. Securities laws. Forward-looking statements include, among other things, projections, estimates and information about possible or future results related to the fund, markets, or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and Evergreen undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed herein (including any forward-looking statements) may not be relied upon as investment advice or as an indication of the fund’s trading intent.

8

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2008 to May 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	12/1/2008	5/31/2009	During Period*

Actual
Class A	$1,000.00	$1,048.13	$4.24
Class B	$1,000.00	$1,043.99	$8.26
Class C	$1,000.00	$1,043.99	$8.31
Class I	$1,000.00	$1,049.17	$3.17
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,020.79	$4.18
Class B	$1,000.00	$1,016.85	$8.15
Class C	$1,000.00	$1,016.80	$8.20
Class I	$1,000.00	$1,021.84	$3.13

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.83% for Class A, 1.62% for Class B, 1.63% for Class C and 0.62% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS A	2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.81	$9.88	$9.88	$10.03	$10.02

Income from investment operations
Net investment income (loss)	0.37	0.36	0.34	0.31	0.28
Net realized and unrealized gains or losses on investments	(0.18)	(0.07)	0	(0.16)	0.01

Total from investment operations	0.19	0.29	0.34	0.15	0.29

Distributions to shareholders from
Net investment income	(0.37)	(0.36)	(0.34)	(0.30)	(0.28)

Net asset value, end of period	$9.63	$9.81	$9.88	$9.88	$10.03

Total return[1]	2.02%	2.95%	3.48%	1.54%	2.90%

Ratios and supplemental data
Net assets, end of period (thousands)	$40,233	$45,812	$41,512	$46,548	$67,719
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.82%	0.80%	0.79%	0.79%	0.77%
Expenses excluding waivers/reimbursements and expense reductions	0.87%	0.89%	0.89%	0.89%	0.88%
Net investment income (loss)	3.90%	3.61%	3.43%	3.07%	2.75%
Portfolio turnover rate	30%	91%	70%	73%	104%

1	Excluding applicable sales charges

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS B	2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.81	$9.88	$9.88	$10.03	$10.02

Income from investment operations
Net investment income (loss)	0.28	0.27	0.26	0.23 [1]	0.20 [1]
Net realized and unrealized gains or losses on investments	(0.17)	(0.06)	0	(0.16)	0.01

Total from investment operations	0.11	0.21	0.26	0.07	0.21

Distributions to shareholders from
Net investment income	(0.29)	(0.28)	(0.26)	(0.22)	(0.20)

Net asset value, end of period	$9.63	$9.81	$9.88	$9.88	$10.03

Total return[2]	1.20%	2.13%	2.65%	0.72%	2.08%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,240	$4,562	$6,570	$8,017	$12,989
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.62%	1.60%	1.59%	1.60%	1.58%
Expenses excluding waivers/reimbursements and expense reductions	1.62%	1.60%	1.59%	1.60%	1.58%
Net investment income (loss)	3.08%	2.80%	2.62%	2.27%	1.94%
Portfolio turnover rate	30%	91%	70%	73%	104%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS C	2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.81	$9.88	$9.88	$10.03	$10.02

Income from investment operations
Net investment income (loss)	0.30	0.28	0.26	0.23	0.20 [1]
Net realized and unrealized gains or losses on investments	(0.19)	(0.07)	0	(0.16)	0.01

Total from investment operations	0.11	0.21	0.26	0.07	0.21

Distributions to shareholders from
Net investment income	(0.29)	(0.28)	(0.26)	(0.22)	(0.20)

Net asset value, end of period	$9.63	$9.81	$9.88	$9.88	$10.03

Total return[2]	1.20%	2.13%	2.65%	0.72%	2.08%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,496	$7,831	$8,347	$12,691	$18,787
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.62%	1.60%	1.59%	1.60%	1.58%
Expenses excluding waivers/reimbursements and expense reductions	1.62%	1.60%	1.59%	1.60%	1.58%
Net investment income (loss)	3.12%	2.81%	2.62%	2.27%	1.94%
Portfolio turnover rate	30%	91%	70%	73%	104%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges

See Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS I	2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.81	$9.88	$9.88	$10.03	$10.02

Income from investment operations
Net investment income (loss)	0.39	0.37	0.36	0.33	0.30
Net realized and unrealized gains or losses on investments	(0.18)	(0.06)	0	(0.16)	0.01

Total from investment operations	0.21	0.31	0.36	0.17	0.31

Distributions to shareholders from
Net investment income	(0.39)	(0.38)	(0.36)	(0.32)	(0.30)

Net asset value, end of period	$9.63	$9.81	$9.88	$9.88	$10.03

Total return	2.22%	3.16%	3.68%	1.73%	3.10%

Ratios and supplemental data
Net assets, end of period (thousands)	$109,470	$186,762	$252,489	$349,187	$439,584
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.62%	0.60%	0.59%	0.60%	0.58%
Expenses excluding waivers/reimbursements and expense reductions	0.62%	0.60%	0.59%	0.60%	0.58%
Net investment income (loss)	4.08%	3.80%	3.62%	3.27%	2.94%
Portfolio turnover rate	30%	91%	70%	73%	104%

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS

May 31, 2009

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.2%
AIRPORT 2.5%
Dallas-Fort Worth, TX Intl. Arpt. RB, Ser. B, 5.75%, 11/01/2018, (Insd. by MBIA)	$3,000,000	$3,006,210
Denver, CO City & Cnty. Arpt. RRB, Ser. D, 5.00%, 11/15/2010, (Insd. by FSA)	1,000,000	1,031,180

		4,037,390

COMMUNITY DEVELOPMENT DISTRICT 5.3%
Arizona Watson Road Cmnty. Facs. Dist. Spl. Assmt. RB:
5.10%, 07/01/2012	1,229,000	1,134,748
5.20%, 07/01/2013	1,299,000	1,160,734
5.30%, 07/01/2014	1,469,000	1,282,305
5.40%, 07/01/2015	1,049,000	889,688
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.25%, 07/01/2010	747,000	745,245
Henderson, NV Local Impt. Dist. RB:
4.50%, 03/01/2010 +	1,545,000	1,510,454
4.70%, 09/01/2012 +	1,755,000	919,023
5.00%, 09/01/2013 +	2,215,000	986,207

		8,628,404

CONTINUING CARE RETIREMENT COMMUNITY 8.7%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RRB, Army Retirement Residence Proj., 5.00%, 07/01/2011	465,000	450,413
Fulton Cnty., GA Residential Care Facs. RB, First Mtge. Lenbrook Proj., Ser. A, 5.00%, 07/01/2017	2,500,000	2,108,325
Harris Cnty., TX Hosp. Dist. RRB, Sr. Lien, Ser. A, 5.00%, 02/15/2015	1,075,000	1,144,359
Iowa Fin. Auth. Sr. Living Facs. RB, Deerfield Retirement Cmnty., Inc. Proj., Ser. A, 5.00%, 11/15/2015	2,210,000	1,831,361
Maryland Hlth. & Higher Edl. Facs. Auth. RB, King Farm Presbyterian Cmnty. Proj., Ser. B, 4.75%, 01/01/2013	3,000,000	2,675,250
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB:
Air Force Vlg. Obl. Group Proj., 5.00%, 05/15/2013	1,000,000	956,700
Buckner Retirement Svcs., Inc. Proj., 5.00%, 11/15/2014	1,070,000	1,071,648
Northwest Sr. Hsg. Edgemere Proj., Ser. A, 5.75%, 11/15/2011	1,000,000	994,670
Washington Hsg. Fin. Nonprofit Cmnty. RB, Skyline At First Hill Proj., Ser. B, 5.10%, 01/01/2013	3,000,000	2,856,990

		14,089,716

EDUCATION 2.4%
Miami-Dade Cnty., FL Edl. Facs. Auth. RB, Univ. of Miami, Ser. A, 5.25%, 04/01/2016	1,000,000	1,095,060
New York Dorm. Auth. RB, Ser. C, 7.375%, 05/15/2010, (Insd. by MBIA)	1,610,000	1,706,600
Newberry Cnty., SC RB, Investing in Children’s Ed. Sch. Dist. Proj., 5.25%, 12/01/2014	1,000,000	1,050,130

		3,851,790

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

May 31, 2009

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE 6.7%
Louisa, VA IDA PCRRB, Virginia Elec. & Power Co. Proj., Ser. A, 5.375%, 11/01/2035	$2,000,000	$2,092,500
Oregon Western Generation Agcy. RB, Wauna Cogeneration Proj., Ser. A, 5.00%, 01/01/2016	1,390,000	1,205,269
Sikeston, MO Elec. RRB, 6.20%, 06/01/2010, (Insd. by MBIA)	4,375,000	4,417,000
Titus Cnty., TX Fresh Water Supply Dist. No. 1 RB, Southwestern Elec. Power Co. Proj., 4.50%, 07/01/2011	3,000,000	2,989,860
Washington Pub. Power Supply Sys. RB, Nuclear Proj. No. 1, Ser. B, 7.25%, 07/01/2009	250,000	251,268

		10,955,897

GENERAL OBLIGATION – LOCAL 3.5%
Pittsburgh, PA Refunding GO, Ser. B, 5.00%, 09/01/2014	5,225,000	5,657,212

GENERAL OBLIGATION – STATE 1.3%
Missouri Hsg. Dev. GO, Home Ownership Loan Program, Ser. B, 5.80%, 09/01/2035, (Insd. by FNMA & GNMA)	2,045,000	2,086,738

HOSPITAL 20.2%
Akron, Bath and Copley Townships, OH Akron Gen. Hlth. Sys. RB, Ser. A:
5.00%, 01/01/2014	500,000	499,975
5.00%, 01/01/2015	500,000	496,375
Birmingham, AL Baptist Med. Ctr., Spl. Care Facs. Fin. Auth. RB, Baptist Hlth. Sys., Inc., Ser. A, 5.00%, 11/15/2014	4,330,000	3,966,280
Cape Girardeau Cnty., MO IDRB, St. Francis Med. Ctr., Ser. A, 5.00%, 06/01/2009	1,035,000	1,035,155
Colorado Hlth. Facs. Auth. RB, Catholic Hlth., Ser. C-8, FRN, 4.10%, 09/01/2036	2,000,000	2,022,540
Florida Halifax Hosp. Med. Ctr. RB, Ser. A, 5.25%, 06/01/2016	1,000,000	968,310
Henderson, NV Hlth. Care Facs. RB, Catholic Hlth. Care West, Ser. B, 5.00%, 07/01/2013	2,000,000	2,078,500
Huntsville, AL Hlth. Care Auth. RB, Ser. A, 4.75%, 06/01/2009	1,085,000	1,085,098
Illinois Fin. Auth. RB, Resurrection Hlth. Care, Ser. B, 5.00%, 05/15/2014	4,500,000	4,697,100
Illinois Hlth. Facs. Auth. RB, Passavant Mem. Area Hosp., 5.50%, 10/01/2009	120,000	122,053
Indiana Fin. Auth. Hlth. Sys. RRB, Sisters of St. Francis Hlth. Proj., 5.00%, 11/01/2016	3,000,000	3,183,000
Indiana Hlth. Facs. Fin. Auth. RB, Ascension Hlth.:
Ser. A, FRN, 5.00%, 11/01/2027	1,500,000	1,581,015
Ser. F, 5.50%, 11/15/2010	865,000	904,937
Kent, MI Hosp. Fin. Auth. RB, Spectrum Hlth. Sys., Ser. A, FRN, 5.25%, 01/15/2047	5,000,000	5,131,700
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB, 5.00%, 11/01/2014	500,000	522,555
North Texas Hlth. Facs. Dev. Corp. Hosp. RB, United Regl. Hlth. Care Sys. Hosp., 5.00%, 09/01/2017	850,000	906,746
Tyler, TX Hlth. Facs. Dev. Corp. RB, Mother Frances Hosp., 5.00%, 07/01/2009	3,630,000	3,627,169

		32,828,508

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

May 31, 2009

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 5.8%
District of Columbia Mtge. Fin. Agcy. SFHRB, Ser. B, 5.625%, 06/01/2035	$2,415,000	$2,451,780
Escambia Cnty., FL SFHRB, Multi-Cnty. Program, Ser. A, 5.00%, 10/01/2012, (Insd. by FNMA & GNMA)	470,000	484,753
Maine Hsg. Auth. RB, Ser. A-2, 4.55%, 11/15/2026	480,000	465,187
Nevada Hsg. Division SFHRB:
Ser. A-2, 5.75%, 04/01/2032	220,000	223,494
Ser. C-2, 5.40%, 04/01/2031	330,000	329,386
New Mexico Mtge. Fin. Auth. RB, 6.25%, 07/01/2029, (Insd. by FNMA)	855,000	881,248
Oklahoma HFA SFHRB:
Ser. B-1, 6.80%, 09/01/2016, (Insd. by FNMA & GNMA)	30,000	30,920
Ser. B-2, 6.80%, 09/01/2026, (Insd. by FNMA & GNMA)	110,000	112,218
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB:
Ser. H, 5.125%, 01/01/2029	25,000	24,750
Ser. J, 4.70%, 07/01/2030	695,000	699,455
Pinellas Cnty., FL HFA RB, Multi-Cnty. Program, Ser. B, 6.20%, 09/01/2034, (Insd. by FNMA & GNMA)	335,000	335,737
South Dakota HDA RB, Homeownership Mtge. Program, Ser. F, 5.25%, 05/01/2028	3,135,000	3,145,032
Wisconsin Hsg. & EDA RB, Homeownership Mtge. Program, Ser. B, 5.75%, 03/01/2022, (Insd. by MGIC)	260,000	264,501

		9,448,461

INDUSTRIAL DEVELOPMENT REVENUE 28.0%
Appling Cnty., GA Dev. Auth. PCRRB, Oglethorpe Power Proj., Ser. B, FRN, 4.75%, 01/01/2038	2,000,000	2,032,800
Burke Cnty., GA Dev. Auth. PCRB, Oglethorpe Power Proj., Ser. D, FRN, 4.75%, 01/01/2040	3,000,000	3,095,580
Courtland, AL Indl. Dev. Board Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 5.00%, 11/01/2013	4,000,000	3,812,160
Hodgkins, IL Env. Impt. RB, Metro. Biosolids Mgmt., LLC Proj., 5.75%, 11/01/2009	1,945,000	1,947,101
Indiana Dev. Fin. Auth. RB, Waste Mgmt., Inc. Proj., 4.70%, 10/01/2031	1,250,000	1,155,937
Jasper Cnty., IN PCRRB:
4.15%, 08/01/2010, (Insd. by MBIA)	1,000,000	1,001,850
5.20%, 06/01/2013, (Insd. by MBIA)	2,000,000	2,025,560
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj., Ser. A, FRN, 4.35%, 03/01/2031	3,000,000	3,020,640
Michigan Strategic Fund Solid Waste Disposal Ltd. Obl. RRB, Waste Mgmt., Inc. Proj., 4.50%, 12/01/2013	4,000,000	3,781,240
Mission, TX Econ. Dev. Corp. Solid Waste Disposal RB, Allied Waste, Inc. Proj., Ser. A, 5.20%, 04/01/2018	2,850,000	2,672,787
New York Env. Facs. Corp. RB, Waste Mgmt. Proj., Ser. A, 4.55%, 05/01/2012	3,000,000	2,872,470
Oklahoma Dev. Fin. Auth. RRB, Pub. Svcs. Co. Proj., 5.25%, 06/01/2014	5,000,000	5,030,550
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	6,000,000	6,078,000
Richland Cnty., SC Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 4.60%, 09/01/2012	1,500,000	1,436,895

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

May 31, 2009

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
West Virginia EDA PCRRB, Appalachian Power Co. Proj., Ser. D, 4.85%, 05/01/2019	$3,000,000	$3,000,930
Yavapai Cnty., AZ IDA Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., Ser. 2003 A-2, 4.25%, 03/01/2028	2,500,000	2,486,100

		45,450,600

MISCELLANEOUS REVENUE 0.6%
West Baton Rouge Parish, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, FRN, 6.60%, 11/01/2025, (Gtd. by Dow Chemical Co.)	1,000,000	1,000,000

POWER 3.2%
Piedmont, SC Muni. Elec. Power Agcy. RRB, Ser. A-3, 5.00%, 01/01/2016	5,000,000	5,278,050

PRE-REFUNDED 1.8%
California Pollution Ctl. Fin. Auth. RB, North Cnty. Recycling Ctr., Ser. A, 6.75%, 07/01/2011	275,000	291,076
Indiana Hlth. Facs. Fin. Auth. RB, Ascension Hlth., Ser. F, 5.50%, 11/15/2010	135,000	143,963
Medical Univ. of South Carolina Hosp. Facs. RB, Ser. A, 6.00%, 08/15/2012	1,950,000	2,228,655
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	315,000	326,639

		2,990,333

SALES TAX 1.6%
Confluence Metro. Dist. of Colorado RB, 5.25%, 12/01/2017	2,000,000	1,580,000
Coralville, IA Urban Renewal Tax Increment RB, Ser. C:
5.00%, 06/01/2010	500,000	509,220
5.00%, 06/01/2014	500,000	518,575

		2,607,795

SPECIAL TAX 6.4%
Allegheny Cnty., PA Redev. Auth. RB, Waterfront Proj., Ser. A, 5.875%, 12/15/2010	1,100,000	1,129,128
New York, NY Metro. Trans. Auth. RB, Ser. A, 5.25%, 11/15/2014, (Insd. by FGIC)	4,000,000	4,473,280
Wyandotte Cnty. & Kansas City, KS Unified Govt. Spl. Obl. RRB, Ser. B, 4.75%, 12/01/2016	5,000,000	4,789,700

		10,392,108

UTILITY 1.2%
Roseville, CA RB, Natural Gas Financing Auth. RB, 5.00%, 02/15/2014	2,000,000	1,893,280

Total Municipal Obligations (cost $166,220,632)		161,196,282

	Shares	Value

SHORT-TERM INVESTMENTS 0.4%
MUTUAL FUND SHARES 0.4%
Evergreen Institutional Municipal Money Market Fund, Class I, 0.82% q ø (cost $579,698)	579,698	579,698

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

May 31, 2009

Value

Total Investments (cost $166,800,330) 99.6%	$161,775,980
Other Assets and Liabilities 0.4%	663,355

Net Assets 100.0%	$162,439,335

+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
CDA	Community Development Authority
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MGIC	Mortgage Guaranty Insurance Corp.
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of May 31, 2009:

Texas	10.9%
South Carolina	6.4%
Indiana	6.2%
New York	5.6%
Florida	5.5%
Michigan	5.5%
Alabama	5.5%
Missouri	4.7%
Georgia	4.5%
Arizona	4.3%
Pennsylvania	4.2%
Illinois	4.2%
Nevada	3.7%
Oklahoma	3.2%
Virginia	3.2%
Kansas	3.0%
Colorado	2.9%
Maryland	2.1%
South Dakota	1.9%
Washington	1.9%
West Virginia	1.9%
Iowa	1.8%
District of Columbia	1.5%
California	1.4%
Oregon	1.2%
Louisiana	0.6%
Ohio	0.6%
New Mexico	0.5%
Maine	0.3%
Puerto Rico	0.2%
Wisconsin	0.2%
Non-state specific	0.4%

100.0%

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

May 31, 2009

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of May 31, 2009 (unaudited):

AAA	18.1%
AA	22.4%
A	20.3%
BBB	25.8%
NR	13.4%

100.0%

The following table shows the percent of total investments based on effective maturity as of May 31, 2009 (unaudited):

Less than 1 year	16.8%
1 to 3 year(s)	15.8%
3 to 5 years	30.5%
5 to 10 years	36.9%

100.0%

See Notes to Financial Statements

19

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2009

Assets
Investments in unaffiliated issuers, at value (cost $166,220,632)	$161,196,282
Investments in affiliated issuers, at value (cost $579,698)	579,698

Total investments	161,775,980
Receivable for Fund shares sold	20,648
Interest receivable	2,261,572
Prepaid expenses and other assets	31,321

Total assets	164,089,521

Liabilities
Dividends payable	350,702
Payable for Fund shares redeemed	1,161,755
Due to custodian bank	80,911
Advisory fee payable	5,350
Distribution Plan expenses payable	115
Due to other related parties	1,013
Accrued expenses and other liabilities	50,340

Total liabilities	1,650,186

Net assets	$162,439,335

Net assets represented by
Paid-in capital	$178,850,463
Overdistributed net investment income	(14,242)
Accumulated net realized losses on investments	(11,372,536)
Net unrealized losses on investments	(5,024,350)

Total net assets	$162,439,335

Net assets consists of
Class A	$40,233,481
Class B	2,239,875
Class C	10,495,656
Class I	109,470,323

Total net assets	$162,439,335

Shares outstanding (unlimited number of shares authorized)
Class A	4,180,027
Class B	232,711
Class C	1,090,454
Class I	11,373,372

Net asset value per share
Class A	$9.63
Class A — Offering price (based on sales charge of 2.25%)	$9.85
Class B	$9.63
Class C	$9.63
Class I	$9.63

See Notes to Financial Statements

20

STATEMENT OF OPERATIONS

Year Ended May 31, 2009

Investment income
Interest	$9,339,120
Income from affiliated issuers	56,569

Total investment income	9,395,689

Expenses
Advisory fee	799,493
Distribution Plan expenses
Class A	109,126
Class B	32,876
Class C	90,136
Administrative services fee	199,873
Transfer agent fees	58,036
Trustees’ fees and expenses	4,712
Printing and postage expenses	25,459
Custodian and accounting fees	56,489
Registration and filing fees	41,862
Professional fees	37,238
Interest expense	2,601
Other	7,903

Total expenses	1,465,804
Less: Expense reductions	(872)
Fee waivers and expense reimbursements	(21,907)

Net expenses	1,443,025

Net investment income	7,952,664

Net realized and unrealized gains or losses on investments
Net realized losses on securities in unaffiliated issuers	(2,563,742)
Net change in unrealized gains or losses on securities in unaffiliated issuers	(3,609,838)

Net realized and unrealized gains or losses on investments	(6,173,580)

Net increase in net assets resulting from operations	$1,779,084

See Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,

	2009		2008

Operations
Net investment income		$7,952,664		$10,222,206
Net realized losses on investments		(2,563,742)		(590,592)
Net change in unrealized gains or losses on investments		(3,609,838)		(1,389,205)

Net increase in net assets resulting from operations		1,779,084		8,242,409

Distributions to shareholders from
Net investment income
Class A		(1,679,011)		(1,577,176)
Class B		(99,512)		(163,030)
Class C		(276,268)		(223,802)
Class I		(5,784,725)		(8,289,614)

Total distributions to shareholders		(7,839,516)		(10,253,622)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	1,339,146	12,762,656	1,638,260	16,149,034
Class B	132,289	1,268,752	10,379	102,550
Class C	592,453	5,592,997	88,316	871,878
Class I	1,791,854	17,306,118	6,291,281	62,074,795

		36,930,523		79,198,257

Net asset value of shares issued in reinvestment of distributions
Class A	132,762	1,264,948	122,700	1,207,280
Class B	7,565	72,202	11,588	114,042
Class C	16,501	157,014	11,664	114,758
Class I	101,839	972,333	97,209	956,204

		2,466,497		2,392,284

Automatic conversion of Class B shares to Class A shares
Class A	132,710	1,264,244	39,707	389,912
Class B	(132,710)	(1,264,244)	(39,707)	(389,912)

		0		0

Payment for shares redeemed
Class A	(2,094,862)	(19,818,241)	(1,332,946)	(13,146,999)
Class B	(239,484)	(2,293,819)	(182,287)	(1,799,147)
Class C	(316,791)	(3,001,710)	(146,705)	(1,445,986)
Class I	(9,559,799)	(90,750,617)	(12,909,921)	(127,138,236)

		(115,864,387)		(143,530,368)

Net decrease in net assets resulting from capital share transactions		(76,467,367)		(61,939,827)

Total decrease in net assets		(82,527,799)		(63,951,040)
Net assets
Beginning of period		244,967,134		308,918,174

End of period		$162,439,335		$244,967,134

Overdistributed net investment income		$(14,242)		$(127,390)

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Short-Intermediate Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment

23

NOTES TO FINANCIAL STATEMENTS continued

for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to expiration of capital loss carryovers. During the year ended May 31, 2009, the following amounts were reclassified:

Paid-in capital	$(2,886,342)
Accumulated net realized losses on investments	2,886,342

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

24

NOTES TO FINANCIAL STATEMENTS continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.27% as average daily net assets increase. For the year ended May 31, 2009, the advisory fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may have been deemed to control EIMC. If Wells Fargo was deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC with the same terms and conditions as the existing agreement which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement was subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Service Company, LLC (“ESC”) became subsidiaries of Wells Fargo. After the merger, a new interim advisory agreement with the same terms and conditions between the Fund and EIMC went into effect.

Shareholders approved the new advisory agreement between the Fund and EIMC on February 12, 2009.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended May 31, 2009, EIMC voluntarily waived its advisory fee in the amount of $82 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $21,825.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average

25

NOTES TO FINANCIAL STATEMENTS continued

daily net assets of the Evergreen funds (excluding money market funds) increase. For the year ended May 31, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

ESC, an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS, an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the year ended May 31, 2009, EIS received $1,290 from the sale of Class A shares and $383, $4,227 and $346 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $58,788,228 and $125,990,417, respectively, for the year ended May 31, 2009.

On June 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26

NOTES TO FINANCIAL STATEMENTS continued

As of May 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in
Valuation Inputs	Securities

Level 1 – Quoted Prices	$579,698
Level 2 – Other Significant Observable Inputs	161,196,282
Level 3 – Significant Unobservable Inputs	0

Total	$161,775,980

On May 31, 2009, the aggregate cost of securities for federal income tax purposes was $166,800,330. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,561,345 and $6,585,695, respectively, with a net unrealized depreciation of $5,024,350.

As of May 31, 2009, the Fund had $10,075,998 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2010	2011	2012	2013	2014	2015	2016	2017

$47,173	$934,887	$1,541,603	$648,180	$1,880,592	$2,683,935	$1,072,424	$1,267,204

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of May 31, 2009, the Fund incurred and will elect to defer post-October losses of $1,296,538.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended May 31, 2009, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2009, the components of distributable earnings on a tax basis were as follows:

Capital Loss
Carryovers
Undistributed		and
Exempt-Interest	Unrealized	Post-October	Temporary Book/
Income	Depreciation	Losses	Tax Differences

$360,777	$5,024,350	$11,372,536	$(375,019)

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

27

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid was as follows:

	Year Ended May 31,

	2009	2008

Ordinary Income	$50,646	$2,173
Exempt-Interest Income	7,788,870	10,251,449

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%.

During the year ended May 31, 2009, the Fund had average borrowings outstanding of $195,550 at an average rate of 1.33% and paid interest of $2,601.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s

28

NOTES TO FINANCIAL STATEMENTS continued

liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

12. NEW ACCOUNTING PRONOUNCEMENT

In April 2009, FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FAS 157-4”). FAS 157-4 provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques

29

NOTES TO FINANCIAL STATEMENTS continued

and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure will be expanded for each major category of assets. Management of the Fund does not believe the adoption of FAS 157-4 will materially impact the financial statement amounts, but will require additional disclosures. FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009.

13. SUBSEQUENT EVENT

Effective after the close of business on June 30, 2009, Class B shares of the Fund will be closed to new accounts and additional purchases by existing shareholders. After the close of business on June 30, 2009, existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

30

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Short-Intermediate Municipal Bond Fund, a series of the Evergreen Municipal Trust, as of May 31, 2009 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2009 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Short-Intermediate Municipal Bond Fund as of May 31, 2009, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 24, 2009

31

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended May 31, 2009, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.35%. The percentage of distributions subject to the federal alternative minimum tax will be reported to shareholders in January 2010.

32

ADDITIONAL INFORMATION (unaudited) continued

SPECIAL MEETING OF SHAREHOLDERS

On February 12, 2009, a Special Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 — To consider and act upon a new Investment Advisory Agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$145,120,180
Net assets voted “Against”	$624,273
Net assets voted “Abstain”	$1,706,193

33

This page left intentionally blank

34

This page left intentionally blank

35

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

36

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

566602 rv6 07/2009

Evergreen Strategic Municipal Bond Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	PORTFOLIO MANAGER COMMENTARY
10	ABOUT YOUR FUND’S EXPENSES
11	FINANCIAL HIGHLIGHTS
15	SCHEDULE OF INVESTMENTS
30	STATEMENT OF ASSETS AND LIABILITIES
31	STATEMENT OF OPERATIONS
32	STATEMENTS OF CHANGES IN NET ASSETS
33	NOTES TO FINANCIAL STATEMENTS
41	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
42	ADDITIONAL INFORMATION
44	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

July 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Strategic Municipal Bond Fund for the twelve-month period ended May 31, 2009 (the “period”).

The year 2008 saw home prices fall and job losses persist, as economic conditions deteriorated due to the credit crisis. The crisis reached a crucial point in September 2008, when federal officials allowed for the fall of Lehman Brothers, which history will likely judge as a colossal policy failure. Indeed, the collateral damage from this event led to further collapse. Previously venerable financial institutions fell like dominos in the ensuing weeks as distrust prevailed and counter-party risk, whether real or imagined, escalated. Inter-bank lending ceased to exist, and the credit markets froze. Volatility continued to dominate trading patterns through the end of 2008, as losses mounted within the equity markets. Weak economic data, falling profit forecasts, and uncertainty about the auto industry compounded worries about the credit crisis.

In early 2009, layoff announcements accelerated, further pressuring personal consumption and business investment. The fixed income markets worried about deflation during the period, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009. International markets were hit hard as economies in both developed and emerging countries struggled. Equity markets were affected by the weakness in economic data and corporate profits, although during April 2009, stocks rallied off their March 2009 lows with international and small cap stocks leading the gains. However, given the still unresolved issues of credit availability, rising unemployment, declining home values, auto bankruptcies, and the possibility for more bank re-capitalizations, we suspect data over the next several months may be simply “less bad,” but not great.

The unprecedented economic and financial turmoil has been met with an unprecedented policy response, as the Federal Reserve Board, U.S. Treasury, Federal Deposit Insurance Corporation and Federal Housing Administration have allocated more than $11 trillion to combat the crisis. Perhaps most important, the Public-Private Investment Program (“PPIP”) has been designed to help rid banks of toxic assets from their balance sheets. The measures taken to address this crisis have merely treated the symptoms, but the announcement of this program gets to the root cause: the distressed assets on (and off) bank balance sheets. The PPIP is designed to use government

1

LETTER TO SHAREHOLDERS continued

subsidies to attract private purchases of currently illiquid mortgage related loans and securities held by banks. As a market returns for these assets, banks will be positioned to improve capital ratios, increase lending activity, and potentially buy their way out of the increasingly restrictive Troubled Asset Relief Program. We believe that the successful implementation of this program is critical for a sustainable expansion to ensue. As the lagged effects of the massive policy response take hold, we look for pent-up consumer demand to combine with government spending to help push Gross Domestic Product back into positive territory by the fourth quarter of 2009.

During a volatile and challenging period in the capital markets, the investment managers of Evergreen’s national municipal bond funds paid careful attention to risk management, focusing on the underlying quality of investments while carefully assessing interest rate trends and the supply and demand forces. The team managing Evergreen Municipal Bond Fund invested in the municipal market in general, with a focus on investment grade securities in particular, with the flexibility to invest in bonds of different maturities. The management of Evergreen High Income Municipal Bond Fund focused on income, specifically lower investment grade securities. The teams managing Evergreen Intermediate Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund emphasized bonds with limited maturities and less exposure to changes in interest rates. Meanwhile, the management of Evergreen Strategic Municipal Bond Fund sought to maximize credit quality by focusing on underlying credit quality and ratings and focused on limiting interest rate risk by investing primarily in higher-coupon, shorter-duration municipal securities.

As we look back over the extraordinary series of events during the period, we believe it is important for all investors to keep perspective and remain focused on their long-term goals. We continue to urge investors to work with their financial advisors to pursue fully diversified strategies in order to participate in future market gains and limit the risks of potential losses. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for doing business with Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

Notice to Shareholders:

Effective after the close of business on June 30, 2009, Class B shares of the Fund will be closed to new accounts and additional purchases by existing shareholders. After the close of business on June 30, 2009, existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

3

FUND AT A GLANCE

as of May 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Sub-Advisor:

Stamper Capital & Investments, Inc.

Portfolio Manager:

B. Clark Stamper

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2009.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/21/1985

	Class A	Class B	Class C	Class I
Class inception date	12/1/1994	3/21/1985	8/18/1997	10/6/1997

Nasdaq symbol	VMPAX	VMPIX	DHICX	VMPYX

Average annual return*

1-year with sales charge	-2.29%	-3.17%	0.79%	N/A

1-year w/o sales charge	2.54%	1.78%	1.78%	2.80%

5-year	2.21%	2.09%	2.46%	3.49%

10-year	2.99%	2.75%	2.74%	3.77%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Strategic Municipal Bond Fund Class A shares versus a similar investment in the Barclays Capital Municipal Bond Index (BCMBI) and the Consumer Price Index (CPI).

The BCMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of May 31, 2009, and subject to change.

5

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 2.54% for the twelve-month period ended May 31, 2009, excluding any applicable sales charges. During the same period, the BCMBI returned 3.57%.

The fund’s objective is to seek current income exempt from federal income taxes, other than the alternative minimum tax, as part of a long-term strategy of achieving tax-advantaged total return.

The fund performed well for the twelve-month period compared to its benchmark which does not reflect any management fees or trading expenses. The fund also outperformed the Lipper General Municipal Bond Funds Category which had an average return of -0.84% for the same period.

Investment process

The municipal bond market, along with most other financial markets, had a very tumultuous 12 months ending May 31, 2009. Its downward spiral started around mid-2007; it fell most precipitously around August 2008, finally hitting bottom in the final quarter of calendar 2008 when it started a significant snap-back rally. General market bonds that held up best through this financial downdraft were high-quality, short-term bonds, which significantly outperformed essentially all other general market categories.

During the roughest period of this past fiscal year, Evergreen Strategic Municipal Bond Fund performed very well compared to its peers, losing less than most municipal bond funds. For the six months ending November 30, 2008, the average annualized total return for the 234 funds in the Lipper General Municipal Debt Fund category was a negative 9.36%, while Strategic Municipal A shares lost only 1.46%. This performance put the fund’s A shares in the third percentile of the category (with the I shares in the second percentile). The Barclays Capital 7-year Municipal Bond Index had a positive annualized return of 0.59%, the Barclays Capital 10-Year Municipal Bond Index had an annualized return of a negative 2.08%, and the Barclays Capital 20-Year Municipal Bond Index had an annualized return of a negative 9.82% for that same six-month period.

From those extreme lows, the market began its rally. First rebounding were high-quality short- and intermediate-term bonds, which peaked in early January 2009 and, after another significant drop, rallied back to those first-quarter 2009 levels at the end of the fiscal year on May 31, 2009. Longer-duration, high-quality bonds lagged in the rebound at first, but continued to rally significantly in April and May of 2009 after the introduction of the Build America Bond program, which was part of the U.S. Government’s economic recovery program. Similarly, lower-quality bonds lagged in the snap back rally even more so until late April and May 2009. The lowest-quality bonds recaptured the least of their 2008 price decline, followed by the long duration, high grade bonds, followed by high grade intermediate bonds and short-term bonds.

6

PORTFOLIO MANAGER COMMENTARY continued

Contributors to performance

Several factors contributed to the fund’s strong relative performance over the fiscal year. Our standard focus on upside potential and especially downside protection helped the fund perform exceptionally well during the downdraft of 2008, with a third percentile performance for the six months ending November 30, 2008. We believe the fund’s outperformance during that period primarily was due to our focus on underlying credit quality and ratings well in advance of many of our competitors. Underlying ratings and credit quality are those of an issuer without regard to any municipal bond insurance. Most municipal bond insurance lost its value during the financial meltdown beginning in mid-2007 essentially culminating in the fourth quarter of 2008. Related to this, it turned out we were very smart to have used rallies to get more defensive than offensive—as many of our competitors did. This defensiveness allowed the fund to achieve very strong credit quality and larger-than-average coupons, which helped cushion it from the downdraft.

The fund also did very well in the snap-back rally that started at the fourth-quarter lows and continued to May 31, 2009. While the fund gave up some relative performance during this period, it lost 6.4 times less than the Lipper General Municipal Bond category average during the downdraft. Similar to our competitors, most of any of the fund’s extra return was capital gains. The gains largely came from rising prices in high-quality, longer duration bonds that had dropped in price during the fourth quarter of 2008. We also purchased some deep discount, longer duration, high-quality bonds just after the fourth-quarter 2008 lows that continued to rebound nicely into the January 2009 price peak and have stabilized since then. We have since sold those off to shorten the fund’s average maturity. We also saw a tightening in yield spreads between bonds subject to the alternative minimum tax (“AMT”) and those not subject to that tax. The fund’s percentage of bonds subject to AMT averaged about 30%. Once the price rebound started to slow, the fund did well, with very large average coupons. In both the fourth quarter of calendar 2008 and the first quarter of calendar 2009, we also purchased some very deep discount tobacco bonds for the fund, which moved up very strongly in price and contributed high levels of tax-free income.

We have managed this fund as a high yield municipal bond fund during our 19 years’ tenure with Evergreen Strategic Municipal Bond Fund. While we could have been entirely invested in lower-quality bonds, we felt we were positioned very appropriately in strong bonds with average underlying ratings of AA. Thus, we believe our focus on upside potential and downside protection with respect to interest rates and credit quality served the fund’s shareholders very well during this fiscal year.

Detractors from performance

While we believe the fund performed well during the fiscal year, with perfect hindsight, we think we could have done a few things better. We think it would have helped fund performance if we had discarded some of the portfolio’s longer maturity bonds even though they had such large coupons; in the largest down draft in three decades they declined more than we would have liked going into the bottom.

7

PORTFOLIO MANAGER COMMENTARY continued

We could have done a few things to improve performance during the snap-back rally from the fourth quarter 2008 lows, as well. Optimally, we could have reinvested the fund’s cash in a larger amount of high-quality, deep discount price market performers. Although we pursed that avenue, we could have done so on a larger scale. In fact, with perfect hindsight, first we could have gone for high-quality, intermediate-term, deep discount bonds, taken profits on them, and then purchased high-quality, long-term, deep discount bonds. From there, we could have rolled those profits into deep discount, long-duration tobacco bonds. While we did most of that, if we had done it on a larger scale we may have improved the fund’s performance during the snap-back rally.

Portfolio management outlook

Looking forward, we currently continue to hold a cautious view of the financial markets in general and the municipal bond market in particular. Accordingly, we are continuing to structure the fund somewhat more defensively than normal. While at present we expect a lull in the credit quality storm through mid-summer, we are concerned the negative effects in the financial sector on Wall Street are going to ripple through Main Street increasingly as the year wears on. While the municipal bond market in 2008 was roiled by the deleveraging of highly leveraged investors in the municipal bond market, we now are concerned that by late 2009 the municipal bond market could be hit by steep declines in the credit quality of certain issuers as the fall in home prices lowers tax revenues. This may result in layoffs by government and other employers, which might reinforce the down cycle. Of course, this may or may not happen and we plan to be quick to change our minds if we see evidence that our view is incorrect.

In the meantime, we currently are positioned defensively, with 2% of the portfolio in pre-refunded bonds, 9% in escrowed bonds, 11% in bonds backed by GNMA, and 6% in cash equivalents, for a total of 28% in assets. In addition, we believe the other bonds we now own have good relative underlying credit quality. The fund’s weighted average official rating is currently AA, and its weighted average underlying rating (not including most insurance) is also at that high AA level.

Recently and going forward, our defensive positioning has included or may likely include slowly selling off some of our longer maturity bonds, as we still believe that longer term interest rates could continue to rise given all the additional issuance that may be made by the U.S. Treasury. As for purchases, we now are being very disciplined, purchasing bonds that we think can weather possible increases in credit quality problems that we are anticipating in the future. Thus, we are continuing to look to add intermediate and shorter maturities with very strong underlying credit security and strong underlying ratings similar to those we already own. This similar positioning helped the fund achieve our strong relative performance in the very tough calendar 12 months of 2008 (-0.38% versus -9.09% average for the 228 funds in the Lipper General Municipal Debt Fund category) and we are applying our method to position the fund somewhat more defensively, giving up some upside potential to pick up more downside protection.

8

PORTFOLIO MANAGER COMMENTARY continued

The fund’s current effective duration is around two years, with a weighted average maturity at about 10 years. Given the fund’s defensive posturing and generous yield, we believe its yield per risk characteristics are favorable to market alternatives. Going forward, we presently expect that our focus on each investment’s downside protection and upside potential will help the fund continue to achieve solid risk-adjusted performance.

This commentary reflects the views and opinions of the fund’s portfolio manager(s) on the date indicated and may include statements that constitute “forward-looking statements” under the U.S. Securities laws. Forward-looking statements include, among other things, projections, estimates and information about possible or future results related to the fund, markets, or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and Evergreen undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed herein (including any forward-looking statements) may not be relied upon as investment advice or as an indication of the fund’s trading intent.

9

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2008 to May 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	12/1/2008	5/31/2009	During Period*

Actual
Class A	$1,000.00	$1,040.62	$5.19
Class B	$1,000.00	$1,036.82	$8.99
Class C	$1,000.00	$1,036.68	$8.99
Class I	$1,000.00	$1,041.91	$3.92
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,019.85	$5.14
Class B	$1,000.00	$1,016.11	$8.90
Class C	$1,000.00	$1,016.11	$8.90
Class I	$1,000.00	$1,021.09	$3.88

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.02% for Class A, 1.77% for Class B, 1.77% for Class C and 0.77% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS A	2009	2008	2007	2006	2005

Net asset value, beginning of period	$8.70	$8.78	$8.75	$8.74	$8.65

Income from investment operations
Net investment income (loss)	0.31	0.33	0.32	0.25	0.23
Net realized and unrealized gains or losses on investments	(0.11)	(0.08)	0.01	0.01	0.09

Total from investment operations	0.20	0.25	0.33	0.26	0.32

Distributions to shareholders from
Net investment income	(0.31)	(0.33)	(0.30)	(0.25)	(0.23)

Net asset value, end of period	$8.59	$8.70	$8.78	$8.75	$8.74

Total return[1]	2.54%	2.90%	3.86%	2.99%	3.74%

Ratios and supplemental data
Net assets, end of period (thousands)	$333,901	$287,472	$286,672	$356,937	$449,312
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.01%	1.01%	1.00%	0.98%	1.01%
Expenses excluding waivers/reimbursements and expense reductions	1.01%	1.05%	1.05%	1.03%	1.02%
Net investment income (loss)	3.64%	3.76%	3.60%	2.86%	2.64%
Portfolio turnover rate	53%	59%	55%	65%	63%

1	Excluding applicable sales charges

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS B	2009	2008	2007	2006	2005

Net asset value, beginning of period	$8.68	$8.76	$8.73	$8.72	$8.63

Income from investment operations
Net investment income (loss)	0.25 [1]	0.25	0.25 [1]	0.18	0.17 [1]
Net realized and unrealized gains or losses on investments	(0.11)	(0.07)	0.02	0.02	0.09

Total from investment operations	0.14	0.18	0.27	0.20	0.26

Distributions to shareholders from
Net investment income	(0.25)	(0.26)	(0.24)	(0.19)	(0.17)

Net asset value, end of period	$8.57	$8.68	$8.76	$8.73	$8.72

Total return[2]	1.78%	2.13%	3.09%	2.27%	3.02%

Ratios and supplemental data
Net assets, end of period (thousands)	$31,991	$50,872	$78,158	$104,034	$141,000
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.76%	1.76%	1.75%	1.72%	1.72%
Expenses excluding waivers/reimbursements and expense reductions	1.76%	1.76%	1.75%	1.72%	1.72%
Net investment income (loss)	2.91%	3.02%	2.85%	2.11%	1.92%
Portfolio turnover rate	53%	59%	55%	65%	63%

1	Net investment income (loss) per share is based on average shares outstanding during the period
2	Excluding applicable sales charges.

See Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS C	2009	2008	2007	2006	2005

Net asset value, beginning of period	$8.73	$8.81	$8.78	$8.77	$8.68

Income from investment operations
Net investment income (loss)	0.24	0.27	0.25	0.19	0.17
Net realized and unrealized gains or losses on investments	(0.10)	(0.08)	0.02	0.01	0.09

Total from investment operations	0.14	0.19	0.27	0.20	0.26

Distributions to shareholders from
Net investment income	(0.25)	(0.27)	(0.24)	(0.19)	(0.17)

Net asset value, end of period	$8.62	$8.73	$8.81	$8.78	$8.77

Total return[1]	1.78%	2.13%	3.09%	2.27%	3.02%

Ratios and supplemental data
Net assets, end of period (thousands)	$109,379	$88,638	$93,474	$120,178	$165,623
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.76%	1.76%	1.75%	1.72%	1.72%
Expenses excluding waivers/reimbursements and expense reductions	1.76%	1.76%	1.75%	1.72%	1.72%
Net investment income (loss)	2.88%	3.01%	2.85%	2.11%	1.92%
Portfolio turnover rate	53%	59%	55%	65%	63%

1	Excluding applicable sales charges

See Notes to Financial Statements

13

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS I	2009	2008	2007	2006	2005

Net asset value, beginning of period	$8.70	$8.78	$8.75	$8.74	$8.65

Income from investment operations
Net investment income (loss)	0.33	0.35	0.34	0.27	0.25
Net realized and unrealized gains or losses on investments	(0.10)	(0.08)	0.02	0.01	0.10

Total from investment operations	0.23	0.27	0.36	0.28	0.35

Distributions to shareholders from
Net investment income	(0.34)	(0.35)	(0.33)	(0.27)	(0.26)

Net asset value, end of period	$8.59	$8.70	$8.78	$8.75	$8.74

Total return	2.80%	3.16%	4.13%	3.30%	4.06%

Ratios and supplemental data
Net assets, end of period (thousands)	$73,002	$72,118	$48,449	$37,794	$25,322
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.76%	0.76%	0.75%	0.72%	0.72%
Expenses excluding waivers/reimbursements and expense reductions	0.76%	0.76%	0.75%	0.72%	0.72%
Net investment income (loss)	3.89%	4.01%	3.86%	3.09%	2.94%
Portfolio turnover rate	53%	59%	55%	65%	63%

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS

May 31, 2009

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 93.7%
AIRPORT 11.7%
Atlanta, GA Arpt. RB, Ser. B, 6.00%, 01/01/2018	$5,000,000	$5,064,750
Atlanta, GA Arpt. RRB, Ser. A, 5.50%, 01/01/2021	4,050,000	4,116,825
Broward Cnty., FL Arpt. Sys. RB, Ser H-1, 5.25%, 10/01/2010, (Insd. by AMBAC)	1,730,000	1,750,327
Broward Cnty., FL Arpt. Sys. RRB, Ser. E, 5.25%, 10/01/2012, (Insd. by AMBAC)	4,000,000	4,043,480
Chicago, IL Midway Arpt. RB, Ser. B, 5.625%, 01/01/2029	340,000	328,440
Chicago, IL O’Hare Intl. Arpt. RB, Ser. A, 5.50%, 01/01/2016	9,060,000	9,061,268
Dade Cnty., FL Aviation RRB, Miami Intl. Arpt., Ser. A, 5.375%, 10/01/2009	1,030,000	1,038,745
Dallas, TX RB, Fort Worth Intl. Arpt., Ser. A, 6.00%, 11/01/2028	435,000	435,509
Houston, TX Arpt. Sys. RB:
Spl. Facs.:
Ser. A, 6.00%, 07/01/2014	5,030,000	5,084,978
Ser. B, 5.25%, 07/01/2014	350,000	350,133
Sub Lien:
Ser. A:
5.625%, 07/01/2021	2,530,000	2,542,296
6.00%, 07/01/2012	3,960,000	4,005,540
Ser. B, 5.25%, 07/01/2015	1,250,000	1,250,288
Lee Cnty., FL Arpt. RB, AMT, Ser. A, 6.00%, 10/01/2032, (Insd. by FSA)	4,400,000	4,409,064
Massachusetts Port Auth. RB:
Ser. B, 5.50%, 07/01/2015	750,000	758,220
US Airways Proj.:
5.25%, 09/01/2011	1,480,000	1,260,324
5.25%, 09/01/2012	1,535,000	1,260,634
5.25%, 09/01/2013	1,610,000	1,257,587
5.75%, 09/01/2016	4,325,000	3,246,431
Ser. A:
5.875%, 09/01/2023, (Insd. by MBIA)	5,615,000	4,212,541
6.00%, 09/01/2021, (Insd. by MBIA)	2,700,000	2,025,810
Minneapolis & St. Paul, MN Metro. Arpt. RB, Ser. B, 5.50%, 01/01/2011	3,000,000	3,035,100
Oklahoma City, OK Arpt. Trust, 5.50%, 02/01/2012, (Insd. by AMBAC)	65,000	65,068
Orange Cnty., CA Arpt. RRB:
5.375%, 07/01/2009	2,825,000	2,834,351
5.50%, 07/01/2011	500,000	500,825

		63,938,534

CONTINUING CARE RETIREMENT COMMUNITY 2.8%
Dade Cnty., FL IDRRB, Convalescent Proj., Ser. A, 4.90%, 12/20/2010	470,000	475,894
Franklin Cnty., OH Healthcare Facs. RRB, Wesley College Glen Hlth. Svcs., 6.25%, 12/20/2034	9,780,000	10,023,228
Lubbock, TX Hlth. Facs. Dev. Corp. RB, Lutheran Retirement, 6.00%, 03/20/2029, (Insd. by GNMA)	1,000,000	1,025,840
Massachusetts Hlth. & Edl. Facs. Auth. RB, 7.20%, 07/01/2009	10,000	10,043

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

May 31, 2009

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
Piedmont, NC HDA First Mtge. RRB, Nash Grove Manor, Inc., 8.00%, 01/01/2013	$420,000	$414,456
South Carolina Jobs EDA RB, Ebenezer Nursing Home, Inc., 6.90%, 01/20/2037	3,155,000	3,284,418

		15,233,879

EDUCATION 1.1%
Botkins, OH Sch. Dist. RB, Ser. A, 7.20%, 12/01/2009	55,000	55,287
California Edl. Facs. Auth. RB, College & Univ. Proj., 5.50%, 03/01/2011	290,000	290,948
California Pub. Works Board Lease RB:
California Cmnty. College Proj.:
Ser. A, 5.375%, 03/01/2010	150,000	150,452
Ser. D, 5.375%, 03/01/2010	200,000	200,722
California State Univ. Proj.:
Ser. A, 5.25%, 12/01/2013	85,000	85,242
Ser. C:
5.25%, 10/01/2013	100,000	101,246
5.375%, 10/01/2016	500,000	506,440
5.40%, 10/01/2022	700,000	701,134
California Pub. Works Board Lease RRB:
California Cmnty. College Proj., Ser. B, 5.625%, 03/01/2016	220,000	220,642
California State Univ. Proj., Ser. A, 5.40%, 12/01/2016	1,050,000	1,063,293
Massachusetts Edl. Fin. Auth. RB, Ser. A, 4.875%, 01/01/2011	405,000	409,330
Midlothian, TX Independent Sch. Dist. RB, 0.00%, 02/15/2018 ¤	5,000	2,936
Perris, CA Unified High Sch. Dist. RB, 2003 Sch. Financing Proj., 6.00%, 10/01/2030	445,000	476,399
University of Maryland RRB, Sys. Auxiliary Facs. & Tuition, Ser. A, 5.00%, 04/01/2010	310,000	311,020
University of Puerto Rico RB, Ser. M, 5.40%, 06/01/2009	400,000	400,028
Volusia Cnty., FL Edl. Facs. Auth. RRB, Embry Riddle Aeronautical Proj., 5.00%, 10/15/2009	1,000,000	1,004,240

		5,979,359

GENERAL OBLIGATION – LOCAL 4.1%
Cook Cnty., Il Refunding GO, Ser. A, 5.00%, 11/15/2022	10,000,000	10,124,900
Dade Cnty., FL Seaport Refunding GO, 5.125%, 10/01/2016	1,750,000	1,755,040
Dixon, CA Unified Sch. Dist. Election of 2002 GO, 0.00%, 08/01/2037 ¤	1,100,000	178,167
Fort Bend Cnty., TX Water Ctl. & Impt. Dist. No. 002 GO, 5.00%, 09/01/2009	500,000	501,735
Fremont, CA Unified Sch. Dist. Alameda Cnty. Refunding GO:
5.25%, 09/01/2016	1,300,000	1,312,207
5.25%, 09/01/2019	500,000	503,885
Grand Rapids, MI Bldg. Auth. GO, 5.75%, 08/01/2014	750,000	794,070
Kane & DeKalb Cntys., IL Cmnty. Unit Sch. Dist. No. 302 GO, 5.45%, 02/01/2017	135,000	135,038
Leander, TX Independent Sch. Dist. Refunding GO, 0.00%, 08/15/2024 ¤	200,000	86,380
Lincoln Park, NJ GO, 5.20%, 09/01/2009	200,000	200,720

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

May 31, 2009

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Mentor, OH Refunding GO, Street Impt. Bonds, Ser. 1991, 7.15%, 12/01/2011	$170,000	$175,158
Mercedes, TX GO, 4.60%, 02/15/2011, (Insd. by AMBAC)	160,000	160,422
Montabella, MI Cmnty. Sch. Dist. GO, 4.85%, 05/01/2010	100,000	101,772
New York, NY GO:
Ser. A:
5.20%, 08/01/2010, (Insd. by FSA)	675,000	684,133
5.25%, 08/01/2010	200,000	201,488
Ser. B, 5.625%, 08/15/2009	1,660,000	1,667,238
Ser. D:
5.50%, 08/01/2010	105,000	105,767
5.50%, 08/01/2010, (Insd. by FSA)	30,000	30,235
Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA)	250,000	251,975
Ser. G, 5.25%, 08/01/2016, (Insd. by MBIA)	25,000	25,204
Ser. J, 5.35%, 08/01/2012	95,000	96,262
Sub-Ser. A1, 5.75%, 08/01/2014	75,000	75,259
Northern Highlands, NJ Regl. High Schl. Dist. GO, 5.05%, 07/15/2009	295,000	296,029
Northwest Harris Cnty., TX Refunding GO, Muni. Util. Dist. No. 23, Waterworks & Sewer, 5.30%, 10/01/2011	150,000	150,495
Orleans Parish, LA Parishwide Sch. Dist. GO:
5.00%, 09/01/2020	250,000	219,455
Ser. A:
4.85%, 09/01/2010	605,000	605,091
5.125%, 09/01/2018	100,000	90,927
Redmond, WA Library Capital Facs. Area GO, 5.00%, 12/01/2017	200,000	200,572
Ricewood, TX Refunding GO, Muni. Util. Dist.:
4.80%, 09/01/2010, (Insd. by FSA)	200,000	201,910
4.875%, 09/01/2011, (Insd. by FSA)	175,000	176,542
Rochester, MI Ltd. Tax Dev. GO, 5.00%, 10/01/2009	65,000	65,915
South Shore, TX Refunding GO, Muni. Util. Dist. No. 6, Water & Sewer Sys., 5.10%, 09/01/2011	200,000	200,552
Stanley Lake, TX Refunding GO, Muni. Util. Dist., Waterworks & Sewer Sys., 4.80%, 07/01/2009, (Insd. by AMBAC)	115,000	115,378
Wayne Cnty., MI GO, Bldg. Auth. Capital Impt., Ser. A, 5.25%, 06/01/2016	1,000,000	1,003,070

		22,492,991

GENERAL OBLIGATION – STATE 6.5%
California GO:
6.00%, 08/01/2014	755,000	760,323
6.25%, 10/01/2019	15,000	15,219
Ser. BW, 4.95%, 12/01/2011	175,000	175,266
Connecticut GO, 5.65%, 03/15/2012	270,000	270,948
Florida Board of Ed. Capital Outlay Refunding GO:
Ser. A, 5.00%, 06/01/2012	150,000	151,933
Ser. C, 5.125%, 06/01/2014	500,000	501,505
Ser. D, 5.25%, 06/01/2010	610,000	612,196

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

May 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – STATE continued
Florida Refunding GO, Sr. Lien, Jacksonville Trans., 5.00%, 07/01/2012	$350,000	$350,906
Illinois GO:
5.125%, 12/01/2010	800,000	802,648
5.125%, 03/01/2011	400,000	405,172
5.125%, 04/01/2023	19,715,000	19,848,865
5.15%, 07/01/2015	145,000	145,457
5.25%, 07/01/2022	150,000	150,279
New York Refunding GO, Ser. C, 5.375%, 10/01/2011, (Insd. by AMBAC)	1,000,000	1,003,440
Texas GO, Veterans Land Board, 6.00%, 12/01/2030	200,000	200,516
Washington GO:
Ser. A, 5.25%, 07/01/2012	200,000	200,622
Ser. B, 5.00%, 01/01/2024	9,950,000	9,958,159

		35,553,454

HOSPITAL 7.8%
Allegheny Cnty., PA Hosp. Dev. Auth. RRB, Univ. of Pittsburgh Med. Ctr. Hlth. Sys., Ser. B, 5.50%, 12/15/2014, (Insd. by AMBAC)	1,000,000	1,011,370
Bessemer, AL Med. Clinic Board RB, Bessemer Carraway Med. Ctr., Ser. A, 5.875%, 05/15/2026	550,000	511,769
California Hlth. Facs. Fin. Auth. RB, Ser. B, 7.20%, 01/01/2012	85,000	85,403
Charleston Cnty., SC Hosp. Facs. RRB, Med. Society Hlth. Proj., 5.50%, 10/01/2019, (Insd. by MBIA)	315,000	320,982
Connecticut Hlth. & Edl. Facs. Auth. RB, Bridgeport Hosp., Ser. A, 6.625%, 07/01/2018	200,000	200,886
Escambia Cnty., FL Hlth. Facs. Auth. RB, 5.95%, 07/01/2020	430,000	444,044
Gulfport, MS Hosp. Facs. RRB, Gulfport Mem. Hosp., Ser. A, 6.20%, 07/01/2018	200,000	200,092
Hillsborough Cnty., FL IDA RB, Univ. Cmnty. Hosp., 5.70%, 08/15/2009	3,420,000	3,422,736
Illinois Hlth. Facs. Auth. RB, Rockford Hlth. Sys., 5.125%, 08/15/2015	175,000	173,537
Illinois Hlth. Facs. Auth. RRB:
Sinai Hlth. Proj., 5.00%, 08/15/2024	6,400,000	6,406,720
Western Med. Facs. Foundation, 5.00%, 11/15/2018	4,375,000	4,209,275
Indiana Hlth. Facs. Fin. Auth. Hosp. RRB, Holy Cross Hlth. Sys. Corp., 5.00%, 12/01/2018	2,710,000	2,725,230
Jefferson Cnty., TX Hlth. Facs. Dev. Corp. RRB, Baptist Hospitals, 5.20%, 08/15/2021	3,495,000	3,562,943
Jonesboro, AR Residential Hsg. & Hlth. Care Facs. RRB, St. Bernard’s Hosp. Regl. Med. Ctr., 5.90%, 07/01/2016, (Insd. by AMBAC)	1,115,000	1,116,650
Langhorne, PA Hosp. Auth. RB, Franciscan Hlth. Ctr., Ser. A, 7.00%, 06/15/2015	405,000	405,470
Lucas Cnty., OH Hosp. Auth. RB, Promedica Hlth. Care Obl.:
5.75%, 11/15/2009	2,500,000	2,505,625
5.75%, 11/15/2011	750,000	751,320
Lycoming Cnty., PA Hosp. Auth. RB, Divine Province Hosp., Ser. E, 6.50%, 07/01/2022	65,000	53,772
Madison Cnty., IN Hosp. Auth. Facs. RB, Cmnty. Hosp. of Anderson, Ser. A, 8.00%, 01/01/2014	1,095,000	1,101,121

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

May 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Massachusetts Hlth. & Edl. Facs. Auth. RB, Partners Healthcare Sys., Ser. A:
5.10%, 07/01/2010	$2,510,000	$2,516,300
5.25%, 07/01/2014	2,000,000	2,002,920
New York Dorm Auth. RB, Ellis Hosp. Mtge. Proj., 5.50%, 08/01/2015	3,290,000	3,295,001
Peninsula Ports Auth. VA Hosp. Facs. RRB, Whittaker Mem. Hosp. Proj., 8.70%, 08/01/2023	475,000	490,400
Ulster Cnty., NY Indl. Dev. Agcy. RRB, Benedictine Hosp. Proj., 5.00%, 11/01/2011	620,000	612,064
Washington Hlth. Care Facs. Auth. RRB, Highline Med. Ctr., 6.25%, 08/01/2036	3,750,000	3,963,937
Wisconsin Hlth. & Edl. Facs. Auth. RB, Aurora Hlth. Care, Inc., 5.00%, 08/15/2009	685,000	687,521

		42,777,088

HOUSING 23.0%
Allegheny Cnty., PA Residential Fin. Auth. SFHRB, Ser. II-1, 5.05%, 11/01/2010	175,000	179,268
Arkansas Dev. Fin. Auth. SFHRB, Ser. G, 5.20%, 01/01/2011	245,000	246,311
Augusta, GA MHRB, Ashton Bon Air LP, 4.90%, 11/20/2024	1,175,000	1,151,277
Austin, TX Hsg. Fin. Corp. SFHRB, 0.00%, 02/01/2016 ¤	1,585,000	118,859
Bexar Cnty., TX Hsg. Fin. Corp. MHRB, Stablewood Farms, 6.25%, 07/20/2043	4,300,000	4,611,019
Biloxi, MS MHRRB, Pass Pointe Apts., Ser. A, 5.65%, 12/01/2017	2,860,000	2,945,285
Bryan Cnty., OK EDA SFHRB, Ser. A, 8.60%, 07/01/2010	165,000	115,073
Calcasieu Parish, LA Pub. Auth. RRB, Ser. A, 5.55%, 04/01/2012	335,000	338,430
California Hsg. Fin. Agcy. MHRB:
Ser. A:
5.05%, 08/01/2011	100,000	101,618
5.95%, 08/01/2028	390,000	390,101
Ser. B, 6.15%, 08/01/2022	160,000	160,141
California Hsg. Fin. Agcy. RB, Home Mtge, Ser. J, 4.95%, 08/01/2022	240,000	210,485
California Rural Home Mtge. Auth. SFHRB, Ser. B, 7.30%, 06/01/2031	210,000	215,557
Chicago, IL MHRB, Hearts UTD Apts., Ser. A, 4.60%, 07/01/2010	115,000	116,176
Chicago, IL SFHRB, Ser. A1, 6.45%, 09/01/2029	280,000	285,482
Clay Cnty., MO IDA MHRB, Ser. A, 6.30%, 01/20/2038	1,530,000	1,611,274
Colorado HFA SFHRB:
0.00%, 11/01/2029 ¤	2,035,000	598,900
Ser. B-2, 7.00%, 05/01/2026	5,000	5,080
Colorado Hsg. & Fin. Auth. RB, Ser. E-2, 7.00%, 02/01/2030	1,165,000	1,190,001
Comanche Cnty., OK HFA SFHRB, Ser. B-2, 6.60%, 10/01/2035	580,000	605,671
Connecticut HFA RB, Hsg. Mtge. Fin. Auth. Proj., Ser. A-2, 5.10%, 11/15/2018	90,000	90,023
Dallas, TX Fin. Corp. MHRB, Towne Ctr. Apts., Ser. A, 6.75%, 10/20/2032	984,000	1,024,236
DeKalb Cnty., GA MHRB, Bryton Hills Apts., 5.00%, 09/01/2011	340,000	352,274
Delaware Cnty., IN RRB, Indl. Edit Corp. Lease Rental, 5.00%, 12/01/2012	5,000	5,036
Delaware Hsg. Auth. SFHRB, Ser. A, 6.00%, 07/01/2018	105,000	105,119

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

May 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
District of Columbia HFA RB, Residential Seniors Ctr., Ser. 1, 7.75%, 09/01/2016	$72,500	$72,709
Florida HFA RB:
0.00%, 12/01/2029, (Insd. by FSA) ¤	5,500,000	1,523,005
0.00%, 07/01/2030, (Insd. by FSA) ¤	2,440,000	599,898
Brittany of Rosemont, Ser. G1, 6.25%, 07/01/2035, (Insd. by AMBAC)	1,005,000	985,925
Spinnaker Cove Apts., Ser. G, 6.50%, 07/01/2036, (Insd. by AMBAC)	100,000	100,057
Florida Hsg. Fin. Corp. RB:
Hampton Ctr. Apts., Ser. D-1, 5.60%, 03/01/2032, (Insd. by FNMA)	185,000	185,350
Mystic Pointe II-F-1, 6.00%, 12/01/2029, (Insd. by GNMA)	120,000	122,039
Fontana, CA Redev. Agcy. Mtge. RRB, College Vlg. Drive Apts., Ser. A, 5.25%, 05/20/2017	1,235,000	1,299,294
Greenwich, CT Hsg. Auth. RB, Ser. A, 6.35%, 09/01/2027	950,000	955,139
Houston, TX MHRB, Hsg. Fin. Corp., 6.10%, 09/20/2021	319,000	334,267
Idaho HFA SFHRB, Ser. F-2, 5.70%, 07/01/2010	65,000	65,445
Illinois HDA RRB, Morningside North Dev., 5.25%, 01/01/2021	9,440,000	9,483,613
Jackson, MS MHRB, Forest Park Apts., Ser. A, 6.10%, 04/20/2032	60,000	63,403
Los Angeles, CA MHRB:
Colorado Terrace LP Proj., Ser. H, 4.35%, 11/20/2012	355,000	362,434
The Palms Apts., Ser. E, 5.30%, 07/01/2018	1,925,000	1,994,531
Louisiana HFA SFHRB:
AMT:
Ser. A-2, 6.30%, 12/01/2019	145,000	147,693
Ser. B-2, 5.55%, 06/01/2019	630,000	639,154
Ser. C, 6.30%, 06/01/2020	395,000	402,335
Ser. C-1, 5.60%, 12/01/2017	460,000	467,521
Home Owner, Ser. C-2, 5.55%, 06/01/2035	275,000	273,265
Manatee Cnty., FL HFA SFHRB, Ser. A, 6.57%, 05/01/2039	140,000	145,929
Maricopa Cnty., AZ IDA MHRB, Ser. A-1, 5.75%, 10/20/2018	4,155,000	4,455,116
Maryland Cmnty. Dev. Admin. Dept. Hsg. RB:
Ser. 2001B, 5.10%, 07/01/2016	445,000	450,647
Ser. D, 5.375%, 09/01/2024	500,000	502,405
Massachusetts Hsg. Fin. Agcy. RB, Unrefunded Balance, Ser. E, 6.05%, 07/01/2020	60,000	59,999
Massachusetts Hsg. Fin. Agcy. Rental Mtge. RRB, Ser. H, 6.65%, 07/01/2041	3,365,000	3,398,347
Massachusetts Hsg. Fin. Agcy. RRB, Ser. D, 4.625%, 12/01/2026	735,000	661,765
Miami Dade Cnty., FL HFA MHRB, Sunset Bay Apts. Proj, Ser. 5A, 6.05%, 01/01/2041	200,000	202,424
Michigan HDA MHRB, Ctr. Line, Ser. A:
4.00%, 04/20/2010	295,000	298,283
4.15%, 04/20/2011	320,000	324,957
Michigan HDA SFHRB:
Ser. A, 3.95%, 12/01/2012	660,000	663,973
Ser. C, 5.00%, 12/01/2015	2,000,000	2,022,560
Missouri Hsg. Dev. Commission Mtge. MHRB, Ser. II, 5.375%, 12/01/2018	185,000	188,552

See Notes to Financial Statements

20

SCHEDULE OF INVESTMENTS continued

May 31, 2009

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Missouri Hsg. Dev. Commission Mtge. SFHRB, Ser. A-2, 6.30%, 03/01/2030, (Insd. by GNMA)	$3,120,000	$3,179,810
Montana Board of Hsg. MFHRB, Ser. A, 6.15%, 08/01/2026	250,000	250,215
Nevada Hsg. Division SFHRB, Mezzanine, Ser. C-2, 5.95%, 04/01/2022	80,000	80,746
New Hampshire HFA MHRB, Prescott Hills Apts. Proj., 6.05%, 07/01/2029	115,000	115,368
New Hampshire HFA SFHRB, Mtge. Acquisition:
AMT, Ser. B, 4.85%, 07/01/2015	450,000	459,720
Ser. E, 4.65%, 07/01/2014	340,000	346,450
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB, Ser. A, 5.55%, 05/01/2027	325,000	325,117
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRB, Ser. U:
3.75%, 04/01/2010	460,000	463,528
3.80%, 10/01/2010	470,000	475,720
New Mexico Mtge. Fin. Auth. MHRB, Rio Volcan II Apts. Proj., 5.65%, 07/01/2018	60,000	60,041
New York Hsg. Fin. Agcy. Svcs. Contract RRB, Ser. C:
5.25%, 03/15/2012	2,000,000	2,015,000
5.50%, 09/15/2018	15,000,000	15,093,300
New York Mtge. Agcy. RB, Ser. 67, 5.80%, 10/01/2028	9,530,000	9,497,503
North Carolina HFA SFHRB, Ser. HH, 6.20%, 03/01/2018	335,000	335,405
North Dakota HFA RB, Hsg. Fin. Program:
Home Mtge. Fin. Program, Ser. C, 5.50%, 07/01/2018	238,000	241,025
Ser. A, 4.20%, 07/01/2011	520,000	528,086
North Dakota Hsg. Fin. Agcy. RB:
Ser. D, 4.85%, 07/01/2011	190,000	191,355
Ser. D, 4.95%, 01/01/2012	180,000	181,255
Ohio Hsg. Fin. Agcy. RB, Residential Mtge., Ser. C-1, 6.05%, 03/01/2032	110,000	111,567
Ohio Hsg. Fin. Agcy. RRB, Residential Mtge., Ser. C, 5.55%, 03/01/2020	18,645,000	19,558,232
Ohio Hsg. Fin. Agcy. SFHRB, 0.00%, 01/15/2015 ¤	25,000	15,212
Oklahoma HFA SFHRB, 0.00%, 09/01/2030 ¤	475,000	123,595
Oregon Hsg. & Cmnty. Svcs. Dept. RB, Single Family Mtge. Proj., Ser. A, 6.00%, 07/01/2020	1,310,000	1,348,016
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB, Ser. L, 5.90%, 07/01/2031	1,765,000	1,777,708
Pennsylvania Hsg. Fin. Agcy. SFHRB:
Ser. 63-A, 0.00%, 04/01/2030 ¤	250,000	71,038
Ser. 67-A, 5.40%, 10/01/2024	1,825,000	1,804,505
Ser. 68-A, 6.05%, 10/01/2028	3,450,000	3,455,209
Ser. 70-A, 4.90%, 10/01/2010	400,000	402,616
Pennsylvania Hsg. Fin. Agcy. SFHRRB, Ser. 72-A, 5.25%, 04/01/2021	4,250,000	4,253,485
Peregrines Landing, LLC Facs. RB, Ser. A, 7.00%, 05/20/2044, (Insd. by GNMA)	5,770,000	6,161,898
Rhode Island Hsg. & Mtge. Fin. RB, 6.50%, 04/01/2027	25,000	25,027
St. Louis Cnty., MO IDA MHRRB, Oakdale Forest II Apts., Ser. A, 5.50%, 09/20/2016	200,000	200,296
Tampa, FL Home Mtge. RB, 0.00%, 10/01/2014, (Insd. by FHA) ¤	475,000	135,399
Texas Dept. of Hsg. & Cmnty. RB, Ser. A, 6.20%, 07/01/2019	180,000	182,299

See Notes to Financial Statements

21

SCHEDULE OF INVESTMENTS continued

May 31, 2009

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Utah HFA RB, RHA Cmnty. Svcs. Proj., Ser. A, 6.875%, 07/01/2027	$925,000	$732,313
Virginia HDA RB, Rental Hsg., Ser. B, 5.625%, 08/01/2011	1,095,000	1,119,966
Wisconsin Hsg. & EDA RRB, Home Ownership Proj., Ser. E, 5.80%, 09/01/2017	540,000	552,766
Wood Cnty., WV SFHRRB, Ser. A, 0.00%, 03/01/2011 ¤	110,000	101,860

		126,197,381

INDUSTRIAL DEVELOPMENT REVENUE 5.7%
Alaska Indl. Dev. & Export Auth. Power RB, Snettisham Hydroelectric, 6.00%, 01/01/2014	1,165,000	1,177,500
Albuquerque, NM IDRRB, Manor Nursing, Ser. A, 4.80%, 05/20/2014	1,415,000	1,443,130
Dayton, OH Spl. Facs. RRB, Emery Air Freight Corp., Ser. A, 5.625%, 02/01/2018	2,030,000	2,044,027
Illinois Dev. Fin. Auth. Pollution RRB, Illinios Power Co. Proj., Ser. A, 5.70%, 02/01/2024	250,000	239,670
Kentwood, MI Econ. Dev. Corp. RB, Holland Home, Ser. A, 4.30%, 11/15/2009	300,000	298,491
Miami-Dade Cnty., FL IDA RB, Airis Miami II, LLC Proj., 6.00%, 10/15/2019, (Insd. by AMBAC)	100,000	100,617
New Jersey EDA PCRB, New Jersey Pub. Service & Gas, Ser. A, 6.40%, 05/01/2032, (Insd. by MBIA)	200,000	200,032
New Jersey EDA RB, Elite Pharmaceuticals Proj., Ser. A, 6.50%, 09/01/2030	730,000	380,155
New York, NY Indl. Dev. Agcy. RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015, (Insd. by FSA)	345,000	345,483
Pleasants Cnty., WV PCRB, Monongahela Power Co., Ser. C, 6.15%, 05/01/2015, (Insd. by AMBAC)	4,000,000	4,001,200
Port Grays Harbor, WA RRB, TCR, 6.125%, 12/01/2017, (Insd. by AMBAC)	2,630,000	2,639,941
St. Paul, MN Port Auth. IDA RB:
Ser. K, Lottery, 9.50%, 12/01/2014, (Insd. by FGIC)	155,000	105,788
Ser. N, Lottery, 10.00%, 12/01/2014, (Insd. by FGIC)	165,000	112,613
Union Cnty., NJ Util. Auth. Solid Waste RB, Sr. Lease, Ogden Martin, Ser. A, 5.375%, 06/01/2012	8,545,000	8,596,612
Wood Cnty., OH IDRB, Schutz Container Sys. Proj., Ser. A, 7.125%, 06/01/2013	3,405,000	3,441,433
York Cnty., PA IDA PCRRB, Pub. Svcs. Elec. & Gas, Ser. A, 6.45%, 10/01/2019	440,000	441,659
York Cnty., VA IDA RB, Virginia Elec. & Power Co. Proj., 5.50%, 07/01/2009	5,650,000	5,669,210

		31,237,561

LEASE 0.2%
Denver, CO City & Cnty. Sch. Dist. 1 Refunding COP, Denver Sch. Facs. Leasing Corp., 5.60%, 12/15/2009	665,000	667,181
Walker Cnty., AL Pub. Bldg. Auth. RRB, Walker Cnty. Jail Proj., 5.00%, 12/01/2016, (Insd. by AMBAC)	200,000	202,684

		869,865

See Notes to Financial Statements

22

SCHEDULE OF INVESTMENTS continued

May 31, 2009

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 3.0%
Baker, FL Correctional Dev. First Mtge. RB, Detention Ctr. Proj., 6.00%, 02/01/2013	$500,000	$462,510
California Statewide CDA RB, SAVRS, 1.25%, 05/15/2029 + ☐	1,400,000	1,001,000
Coconino Cnty., AZ Jail Dist. RB, 4.40%, 07/01/2009	1,000,000	1,001,920
Florida Fin. Dept. Gen. Svcs. RB, Dept. of Env. Preservation 2000-A, 5.00%, 07/01/2013	500,000	501,325
Florida Mid-Bay Bridge Auth. RB, Ser. A, 5.95%, 10/01/2022, (Insd. by AMBAC)	2,000,000	2,054,260
Gulf Breeze, FL Local Govt. RB, 4.50%, 12/15/2020 +	180,000	180,000
Louisiana Govt. Env. Facs. CDA RB, Ser. A, 6.30%, 07/01/2030	5,000,000	4,716,900
Maine Muni. Bond Bank RB, Ser. B, 5.85%, 11/01/2020	360,000	361,411
Miami-Dade Cnty., FL Spl. Obl. RB, CCAB, Sub. Ser. B, 5.00%, 10/01/2035, (Insd. by MBIA) †	2,500,000	2,326,975
Michigan Muni. Bond Auth. RB:
5.50%, 11/01/2027	535,000	535,439
8.625%, 11/01/2016	185,000	185,771
Minnesota Pub. Facs. Auth. Water PCRRB, Ser. A, 5.00%, 03/01/2011	250,000	250,742
Monmouth Cnty., NJ Impt Auth. RRB, Correctional Facs. Proj., 5.00%, 08/01/2011	200,000	200,588
New York Urban Dev. Corp. RRB, Sub Lien, 5.50%, 07/01/2016	500,000	501,555
Oregon Board Bank RB, Oregon Econ. Cmnty. Dev. Dept., Ser. A, 5.50%, 01/01/2019	1,250,000	1,266,187
Palmdale, CA Civic Auth. RRB, Civic Ctr. Refinancing, Ser. A, 5.60%, 07/01/2015	100,000	100,309
Parke Cnty., IN Jail Bldg. Corp. First Mtge. RB, 5.60%, 01/15/2013	235,000	236,152
San Francisco, CA City & Cnty. Fin. Corp. RB, Emergency Communications, 5.40%, 04/01/2015	100,000	100,268
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB, Retirement Facs., Ser. A-1, 5.25%, 09/20/2023	175,000	180,023
Tyler, TX Hlth. Facs Dev. Corp. RB, Mother Frances Hosp., 6.60%, 07/01/2009	390,000	390,858

		16,554,193

PORT AUTHORITY 0.6%
Dade Cnty., FL Seaport RB, 5.50%, 10/01/2026, (Insd. by MBIA)	370,000	370,296
Dade Cnty., FL Seaport RRB, Ser. 95, 5.75%, 10/01/2015	475,000	476,634
Massachusetts Port Auth. RB, Ser. E, 5.25%, 07/01/2013, (Insd. by MBIA)	2,260,000	2,261,559

		3,108,489

POWER 0.7%
Hawaii Dept. of Budget & Fin. RB, Hawaiian Elec. Co. Proj., 5.45%, 11/01/2023, (Insd. by MBIA)	365,000	339,129
Long Island Power Auth. RB, NY Elec. Power Sys. Proj., 5.25%, 04/01/2010	325,000	327,555
Puerto Rico Elec. Power Auth. RRB, Ser. CC-MBIA-IBC, 5.25%, 07/01/2009	225,000	225,446
Sikeston, MO Elec. RRB, 5.00%, 06/01/2012	470,000	470,183
Texas Muni. Power Agcy. RRB, Sub Lien, 4.75%, 09/01/2014	785,000	786,923

See Notes to Financial Statements

23

SCHEDULE OF INVESTMENTS continued

May 31, 2009

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
POWER continued
Utah Intermountain Power Agcy. RRB, Ser. A, 5.25%, 07/01/2015	$1,470,000	$1,472,734
Western Minnesota Power Agcy. RRB, Ser. A, 5.50%, 01/01/2011	400,000	401,356

		4,023,326

PRE-REFUNDED 9.7%
Alameda Cnty., CA COP, Med. Ctr. Proj., 5.375%, 06/01/2014	115,000	115,973
Alameda Cnty., CA Refunding COP, Santa Rita Jail Proj., 5.00%, 12/01/2015	100,000	106,353
California CDA COP, 5.30%, 12/01/2015, (Insd. by Kaiser Permanente & FSA)	1,465,000	1,515,777
California Hlth. Facs. Fin. Auth. RB, Kaiser Permanente, Ser. A, 5.25%, 06/01/2012	1,300,000	1,317,303
California Statewide CDA COP, 5.30%, 12/01/2015	400,000	402,108
Coastal Water Auth., Texas Conveyance Sys. RB, 7.50%, 12/15/2016	20,000	20,104
Denver, CO City & Cnty. Arpt. RB, Ser. C, 6.125%, 11/15/2025	115,000	115,219
Florida Correctional Privatization Commission COP, 350 Bed Youthful Polk Cnty., Ser. B, 5.00%, 08/01/2017	100,000	100,044
Hamal Florida CDD Spl. Assessment Bond, 6.20%, 05/01/2015	370,000	398,904
Illinois Hlth. Facs. Auth. RB:
Iowa Hlth. Sys., 6.75%, 02/15/2013	500,000	524,870
Loyola Univ. Hlth. Sys., Ser. A, 6.00%, 07/01/2021	940,000	1,019,759
Indiana Hlth. Facs. Fin. Auth. RRB, Ancilla Sys., Inc., 5.25%, 07/01/2022	325,000	326,099
Intermountain Power Agcy. Utah Power Supply RB, Ser. A, 6.15%, 07/01/2014	12,620,000	13,044,158
Johnson City, TN Hlth. & Edl. Facs. Board Hosp. RRB, Ser. 2000, 6.75%, 07/01/2016	130,000	130,638
Los Angeles, CA Cmnty. Redev. Agcy. RB:
Ser. G, 6.75%, 07/01/2010	135,000	135,741
Tax Allocation, Ser. G, 6.75%, 07/01/2010	365,000	366,843
Massachusetts Hsg. Fin. Agcy. RB, Ser. E, 6.05%, 07/01/2020	210,000	210,876
Mesa, AZ IDRB, Discovery Hlth. Sys., Ser. A, 5.625%, 01/01/2019	400,000	416,052
Metropolitan Trans. Auth. New York RB, Commuter Facs., Ser. B, 5.00%, 07/01/2011	130,000	130,408
Metropolitan Trans. Auth. New York RRB, Commuter Facs., Ser. D, 5.00%, 07/01/2012	100,000	103,694
Michigan Bldg. Auth. RB, Facilities Program, Ser. I, 5.50%, 10/15/2009	590,000	601,322
Michigan HFA RRB, St. John Hlth. Sys., Ser. A, 5.00%, 05/15/2018, (Insd. by AMBAC)	300,000	302,382
Michigan Hosp. Fin. Auth. RRB:
Hosp. Genesys Regl. Med., Ser. A, 5.30%, 10/01/2011	750,000	760,035
Mercy Hlth. Svcs., Ser. W, 5.25%, 08/15/2022	5,000,000	5,212,750
Nebraska Higher Ed. Loan RB, 0.00%, 12/15/2015, (Insd. by MBIA) ¤	2,850,000	1,795,871
New York, NY Triborough Bridge & Tunnel Auth. RRB, Ser. A, 5.25%, 01/01/2011	400,000	403,360
Oklahoma Dev. Fin. Auth. RB, Hillcrest Med. Ctr., 5.625%, 08/15/2019	165,000	168,325
Orange Cnty., FL Tourist Dev. Tax RRB, 6.00%, 10/01/2016	335,000	362,895
Pleasant Valley, CA Sch. Dist. Ventura Cnty. GO, Ser. A, 5.00%, 08/01/2018	275,000	276,636

See Notes to Financial Statements

24

SCHEDULE OF INVESTMENTS continued

May 31, 2009

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Pomona, CA RB, Unified Sch. Dist., Ser. C, 6.00%, 08/01/2025	$500,000	$508,995
San Antonio, TX Elec. & Gas RRB, Ser. 2000, 5.00%, 02/01/2017	100,000	110,166
Santa Clara Cnty., CA East Side Unified Sch. Dist. GO:
Ser. E, 5.00%, 09/01/2022, (Insd. by FGIC)	3,355,000	3,364,662
Ser. F, 5.25%, 09/01/2025, (Insd. by FGIC)	1,015,000	1,018,147
St. Johns Cnty., FL IDA Health Care RB, Glenmoor St. Johns Proj., Ser. A, 8.00%, 01/01/2030	3,420,000	3,622,430
Suffolk Cnty., NY Waterworks Auth. RRB, Ser. C, 5.75%, 06/01/2013	7,340,000	8,383,234
Tennessee Sch. Bldg. Auth. RRB, Higher Edl. Facs., Ser. D, 5.50%, 05/01/2011	500,000	501,685
Utah Cnty., UT Hosp. RB, IHC Hlth. Svcs., Inc., 5.25%, 08/15/2021	1,935,000	1,941,424
Vallejo, CA Univ. Sch. Dist. Election of 1997 GO, 5.40%, 08/01/2022, (Insd. by FSA)	500,000	501,675
West Contra Costa, CA Unified Sch. Dist. RB:
Ser. C, 6.00%, 08/01/2024	185,000	185,731
Ser. D, 4.875%, 08/01/2011	200,000	200,610
Wood Glen, TX Hsg. Fin. Corp. Mtge. RRB, Copperwood Proj., Ser. A, 7.65%, 07/01/2022, (Insd. by MBIA & FHA)	2,125,000	2,509,986

		53,233,244

PUBLIC FACILITIES 0.4%
San Francisco, CA City & Cnty. COP, 2789 25th Street Proj., 5.00%, 09/01/2014, (Insd. by AMBAC)	600,000	601,638
St. Louis, MO Muni. Fin. Corp. RRB:
City Justice Ctr., 5.40%, 02/15/2012, (Insd. by AMBAC)	375,000	375,345
Ser. A, 0.00%, 07/15/2014, (Insd. by AMBAC) ¤	1,500,000	1,112,220

		2,089,203

RESOURCE RECOVERY 0.7%
Charlotte Cnty., FL Solid Waste Disposal RRB, 5.05%, 10/01/2009	200,000	200,572
Connecticut Resource Recovery Auth. RB, 2006 Mid-Connecticut Sys., Ser. A, 5.375%, 11/15/2009	150,000	150,537
Connecticut Resource Recovery Auth. RRB, Mid-Connecticut Sys., Ser. A:
5.50%, 11/15/2011	1,705,000	1,710,507
5.50%, 11/15/2012	920,000	922,972
Dade Cnty., FL Resource Recovery RB, 5.50%, 10/01/2010	225,000	225,441
Essex Cnty., NJ Util. Auth. Solid Waste RRB, Ser. A, 4.80%, 04/01/2014	400,000	400,732
Savannah, GA Resouce Recovery Dev. Auth. RB, Air Pollution Ctl. Sys. & Landfill, 5.00%, 08/01/2013	500,000	501,410

		4,112,171

SALES TAX 3.2%
Dade Cnty., FL Resource Recovery RB, 5.50%, 10/01/2009	75,000	75,231
Danville, IN Cmnty. Elementary Sch. Bldg. Corp. RRB, 5.00%, 07/05/2009	520,000	521,664
Irvine, CA Univ. Sch. Dist Spl. Tax RRB, Cmnty. Facs. Dist. No. 86-1, 5.50%, 11/01/2013	250,000	251,752
Los Angeles, CA Muni. Impt. Corp. RB, Police Emergency Proj., Ser. D, 4.375%, 09/01/2010	250,000	250,640

See Notes to Financial Statements

25

SCHEDULE OF INVESTMENTS continued

May 31, 2009

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SALES TAX continued
Los Angeles, CA Muni. Impt. Corp. RRB, Central Library Proj., Ser. A, 5.00%, 06/01/2010	$350,000	$362,565
Metropolitan Pier & Expo. Auth. RRB, Illinois Dedicated State Tax:
5.50%, 06/01/2011	500,000	501,300
McCormick Place Expansion Proj., Ser. A, 5.25%, 06/15/2012	450,000	451,044
Mountain View, CA Tax Allocation RB, Shoreline Regl. Park, Ser. A, 5.50%, 08/01/2021, (Insd. by MBIA)	250,000	250,033
New Mexico Hwy. Cmnwlth. Tax RB, Ser. B, 5.125%, 06/15/2011	140,000	140,427
New York Urban Dev. Corp. RRB, Unrefunded Balance, 5.50%, 07/01/2016	13,320,000	13,366,620
Orange Cnty., CA Local Trans. Auth. Sales Tax RB, SAVRS, RIB & TCR, 6.20%, 02/14/2011, (Insd. by AMBAC)	500,000	507,790
Santa Clara, CA Redev. Agcy. Tax Allocation RB, Bayshore North Proj., 5.00%, 06/01/2016	250,000	250,163
Santa Margarita/Dana Point, CA RB, Ser. A, 5.50%, 08/01/2012	200,000	200,602
Tracy, CA Area Public Facs. Financing Agcy. Spl. Tax RRB, Cmnty. Facs. Dist. No. 87-1-H, 5.875%, 10/01/2019	355,000	355,724

		17,485,555

STUDENT LOAN 0.1%
Massachusetts Edl. Auth. RRB, Issue E, Ser. A, 4.55%, 07/01/2009	515,000	515,603

TOBACCO REVENUE 2.4%
Badger Tobacco Asset Securitization Corp. RB, 6.375%, 06/01/2032	250,000	278,343
Buckeye, OH Tobacco Settlement Fin. Auth. RB, Ser. A-2, 5.875%, 06/01/2047	2,265,000	1,473,201
California Tobacco Securitization Corp. RRB, Ser. A, 5.00%, 06/01/2017	250,000	244,520
District of Columbia Tobacco Fin. Corp. RRB, Asset Backed Bonds, 6.50%, 05/15/2033	1,785,000	1,575,155
Tobacco Settlement Auth. of Rhode Island RRB:
6.125%, 06/01/2032	4,000,000	3,344,360
6.25%, 06/01/2042	5,310,000	4,256,018
Tobacco Settlement Auth. of Washington RB, 6.625%, 06/01/2032	2,150,000	1,902,815
Tobacco Settlement Fin. Corp. of New York RB, Ser. B-1C:
5.00%, 06/01/2011	165,000	165,041
5.25%, 06/01/2012	115,000	115,030

		13,354,483

TRANSPORTATION 1.9%
Massachusetts Turnpike Auth. RB, Ser. A, 5.125%, 01/01/2017	175,000	175,037
Phoenix, AZ Street & Hwy. User RRB, Jr. Lien, 6.25%, 07/01/2011, (Insd. by AMBAC)	1,040,000	1,044,098
Port Auth. of New York & New Jersey Spl. Obl. RB:
JFK Intl. Air Terminal, LLC, 6.25%, 12/01/2009	7,500,000	7,569,675
Ser. 103, 5.125%, 12/15/2011	1,215,000	1,218,499
Texas Turnpike Auth. RRB, Dallas North Tollway Sys.:
5.50%, 01/01/2015	320,000	323,824
Ser. A, 5.375%, 01/01/2016	150,000	150,187

		10,481,320

See Notes to Financial Statements

26

SCHEDULE OF INVESTMENTS continued

May 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY 1.5%
Cherokee Cnty., GA Water & Sewer RB, 6.90%, 08/01/2018	$5,000	$5,022
Fulton Cnty., GA Water & Sewer RB, 5.00%, 01/01/2015, (Insd. by FGIC & MBIA)	1,990,000	2,015,233
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RB, Ser. A, 5.60%, 12/01/2016	575,000	577,007
San Diego, CA Sewer RB, Ser. A, 4.90%, 05/15/2010	4,750,000	4,776,837
West Harris Cnty., TX Muni. Util. Dist. No. 11 RRB, 5.00%, 09/01/2019	1,000,000	981,840

		8,355,939

WATER & SEWER 6.6%
Burlington, VT Waterworks Sys. RRB, Ser. A, 4.90%, 07/01/2009	100,000	100,278
Chicago, IL Waste Water Transmission RRB, Ser. A, 5.00%, 01/01/2019	6,065,000	6,110,002
Connecticut Dev. Auth. Water Facs. RB, 6.15%, 04/01/2035, (Insd. by AMBAC)	270,000	241,253
Hamilton Cnty., TN Waterworks RRB, Eastside Util. Dist., 5.25%, 11/01/2017, (Insd. by MBIA)	1,000,000	1,007,930
Indian River Cnty., FL Water & Sewer RRB, Ser. A, 5.50%, 09/01/2015, (Insd. by FGIC)	1,000,000	1,022,160
Louisiana Pub. Facs. Auth. Collateralized RRB, Louisiana Water Co. Proj., 5.45%, 02/01/2013	1,150,000	1,152,035
Massachusetts Water Pollution Abatement RB, Unrefunded Balance, MWRA Proj., Ser. A, 5.80%, 08/01/2016	1,200,000	1,221,588
Mesa, CA Water Dist. Refunding COP, 5.00%, 03/15/2018	300,000	305,787
Montgomery Cnty., MD EDRB, Brink Reservoir Facs., 10.375%, 12/15/2014	250,000	262,733
New York Env. Facs. Corp. RB, Clean Water & Drinking, Unrefunded Balance, Ser. B, 5.875%, 07/15/2019	4,515,000	4,574,056
New York Env. Facs. Corp. Water Facs. RRB, Spring Valley Water, Ser. A, 6.30%, 08/01/2024, (Insd. by AMBAC)	900,000	899,946
Norfolk, VA Water RB, 5.70%, 11/01/2010, (Insd. by MBIA)	2,000,000	2,007,340
North Jersey Dist. Water Supply Commission RRB, Wanaque North Proj., 5.125%, 11/15/2021, (Insd. by MBIA)	400,000	401,096
Northeast Nebraska Solid Waste Disposal Facs. RB, 4.70%, 05/15/2015	200,000	200,456
Rhode Island Clean Water Fin. Agcy. RB, Wastewater Treatment Sys., 5.80%, 09/01/2022, (Insd. by MBIA)	950,000	949,962
San Diego, CA Pub. Facs. Fin. Auth. Sewer RB:
5.00%, 05/15/2015	150,000	150,192
5.00%, 05/15/2020	2,750,000	2,753,520
Texas Water Dev. Board RB, Revolving Fund, Ser. A:
5.00%, 07/15/2017	8,320,000	8,343,379
5.25%, 07/15/2014	3,000,000	3,009,181
5.50%, 07/15/2021	665,000	667,461
Wenatchee, WA Storm Drain RB:
5.00%, 12/01/2012	180,000	180,484
5.05%, 12/01/2013	190,000	190,519

See Notes to Financial Statements

27

SCHEDULE OF INVESTMENTS continued

May 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Wenatchee, WA Water & Sewer RB:
5.00%, 12/01/2012	$110,000	$110,296
5.05%, 12/01/2013	115,000	115,314

		35,976,968

Total Municipal Obligations (cost $519,222,825)		513,570,606

	Shares	Value

SHORT-TERM INVESTMENTS 4.7%
MUTUAL FUND SHARES 4.7%
Evergreen Institutional Municipal Money Market Fund, Class I, 0.82% q ø (cost $25,679,673)	25,679,673	25,679,673

Total Investments (cost $544,902,498) 98.4%		539,250,279
Other Assets and Liabilities 1.6%		9,023,201

Net Assets 100.0%		$548,273,480

¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CCAB	Convertible Capital Appreciation Bond
CDA	Community Development Authority
CDD	Community Development District
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IBC	Insured Bond Certification
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RIB	Residual Interest Bonds
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond
TCR	Transferable Custody Receipts

See Notes to Financial Statements

28

SCHEDULE OF INVESTMENTS continued

May 31, 2009

The following table shows the percent of total investments by geographic location as of May 31, 2009:

New York	14.7%
Illinois	13.1%
Texas	8.1%
Ohio	7.4%
California	7.1%
Florida	6.8%
Massachusetts	5.1%
Washington	3.6%
Utah	3.2%
Georgia	2.4%
Michigan	2.4%
Pennsylvania	2.2%
New Jersey	2.2%
Virginia	1.7%
Louisiana	1.7%
Rhode Island	1.6%
Missouri	1.3%
Arizona	1.3%
Indiana	0.9%
Connecticut	0.8%
Oregon	0.8%
West Virginia	0.8%
Minnesota	0.7%
South Carolina	0.7%
Mississippi	0.6%
Colorado	0.5%
Nebraska	0.4%
District of Columbia	0.3%
New Mexico	0.3%
Tennessee	0.3%
Maryland	0.3%
Wisconsin	0.3%
Arkansas	0.3%
Alaska	0.2%
North Dakota	0.2%
Oklahoma	0.2%
New Hampshire	0.2%
North Carolina	0.1%
Alabama	0.1%
Puerto Rico	0.1%
Maine	0.1%
Hawaii	0.1%
Non-state specific	4.8%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of May 31, 2009 (unaudited):

AAA	43.6%
AA	43.3%
A	7.2%
BBB	3.3%
Less than CCC	0.1%
NR	2.5%

100.0%

The following table shows the percent of total investments based on effective maturity as of May 31, 2009 (unaudited):

Less than 1 year	13.0%
1 to 3 year(s)	8.1%
3 to 5 years	8.3%
5 to 10 years	28.1%
10 to 20 years	29.0%
20 to 30 years	9.7%
Greater than 30 years	3.8%

100.0%

See Notes to Financial Statements

29

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2009

Assets
Investments in unaffiliated issuers, at value (cost $519,222,825)	$513,570,606
Investments in affiliated issuers, at value (cost $25,679,673)	25,679,673

Total investments	539,250,279
Receivable for Fund shares sold	2,631,411
Interest receivable	8,986,309
Prepaid expenses and other assets	65,191

Total assets	550,933,190

Liabilities
Dividends payable	495,016
Payable for Fund shares redeemed	1,627,209
Due to custodian bank	428,406
Advisory fee payable	23,334
Distribution Plan expenses payable	18,483
Due to other related parties	5,331
Accrued expenses and other liabilities	61,931

Total liabilities	2,659,710

Net assets	$548,273,480

Net assets represented by
Paid-in capital	$558,691,105
Undistributed net investment income	60,369
Accumulated net realized losses on investments	(4,825,775)
Net unrealized losses on investments	(5,652,219)

Total net assets	$548,273,480

Net assets consists of
Class A	$333,900,974
Class B	31,991,241
Class C	109,379,393
Class I	73,001,872

Total net assets	$548,273,480

Shares outstanding (unlimited number of shares authorized)
Class A	38,863,462
Class B	3,733,037
Class C	12,685,489
Class I	8,496,383

Net asset value per share
Class A	$8.59
Class A — Offering price (based on sales charge of 4.75%)	$9.02
Class B	$8.57
Class C	$8.62
Class I	$8.59

See Notes to Financial Statements

30

STATEMENT OF OPERATIONS

Year Ended May 31, 2009

Investment income
Interest	$22,945,873
Income from affiliated issuers	610,745

Total investment income	23,556,618

Expenses
Advisory fee	2,654,491
Distribution Plan expenses
Class A	757,145
Class B	403,285
Class C	969,989
Administrative services fee	507,284
Transfer agent fees	344,681
Trustees’ fees and expenses	10,656
Printing and postage expenses	43,966
Custodian and accounting fees	137,727
Registration and filing fees	76,110
Professional fees	54,460
Interest expense	2,293
Other	10,777

Total expenses	5,972,864
Less: Expense reductions	(1,813)
Fee waivers	(199)

Net expenses	5,970,852

Net investment income	17,585,766

Net realized and unrealized gains or losses on investments
Net realized losses on securities in unaffiliated issuers	(2,647,140)
Net change in unrealized gains or losses on securities in unaffiliated issuers	(4,326,370)

Net realized and unrealized gains or losses on investments	(6,973,510)

Net increase in net assets resulting from operations	$10,612,256

See Notes to Financial Statements

31

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,

	2009		2008

Operations
Net investment income		$17,585,766		$17,162,027
Net realized losses on investments		(2,647,140)		(1,618,175)
Net change in unrealized gains or losses on investments		(4,326,370)		(2,976,273)

Net increase in net assets resulting from operations		10,612,256		12,567,579

Distributions to shareholders from
Net investment income
Class A		(11,102,766)		(10,806,163)
Class B		(1,184,349)		(1,967,511)
Class C		(2,822,597)		(2,651,059)
Class I		(2,625,892)		(1,794,485)

Total distributions to shareholders		(17,735,604)		(17,219,218)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	14,512,566	124,020,741	10,832,550	94,740,676
Class B	685,027	5,814,040	158,274	1,376,744
Class C	5,005,858	42,850,502	1,372,484	12,009,243
Class I	8,110,391	69,671,297	5,228,514	45,617,425

		242,356,580		153,744,088

Net asset value of shares issued in reinvestment of distributions
Class A	837,739	7,154,880	766,456	6,694,287
Class B	88,367	753,697	142,424	1,241,469
Class C	181,660	1,556,794	164,142	1,438,612
Class I	236,486	2,027,955	191,566	1,672,762

		11,493,326		11,047,130

Automatic conversion of Class B shares to Class A shares
Class A	1,240,200	10,614,444	1,138,074	9,944,493
Class B	(1,243,105)	(10,614,444)	(1,140,685)	(9,944,493)

		0		0

Payment for shares redeemed
Class A	(10,765,019)	(91,525,575)	(12,338,273)	(107,779,910)
Class B	(1,657,190)	(14,134,697)	(2,219,414)	(19,362,447)
Class C	(2,654,162)	(22,692,504)	(1,991,051)	(17,470,325)
Class I	(8,139,036)	(69,200,209)	(2,648,165)	(23,180,670)

		(197,552,985)		(167,793,352)

Net increase (decrease) in net assets resulting from capital share transactions		56,296,921		(3,002,134)

Total increase (decrease) in net assets		49,173,573		(7,653,773)
Net assets
Beginning of period		499,099,907		506,753,680

End of period		$548,273,480		$499,099,907

Undistributed net investment income		$60,369		$210,207

See Notes to Financial Statements

32

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Strategic Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment

33

NOTES TO FINANCIAL STATEMENTS continued

for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to expiration of capital loss carryovers. During the year ended May 31, 2009, the following amounts were reclassified:

Paid-in capital	$(12,263,935)
Accumulated net realized losses on investments	12,263,935

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

34

NOTES TO FINANCIAL STATEMENTS continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.55% and declining to 0.35% as average daily net assets increase. For the year ended May 31, 2009, the advisory fee was equivalent to an annual rate of 0.52% of the Fund’s average daily net assets.

Stamper Capital & Investments, Inc. is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may have been deemed to control EIMC. If Wells Fargo was deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC and the sub-advisory agreement between EIMC and the Fund’s sub-advisor would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC and an interim sub-advisory agreement with the sub-advisor with the same terms and conditions as the existing agreements, which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement was subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Service Company, LLC (“ESC”) became subsidiaries of Wells Fargo. After the merger, a new interim advisory agreement with the same terms and conditions between the Fund and EIMC went into effect. In addition, a new interim sub-advisory agreement with the same terms and conditions became effective with the sub-advisor to the Fund.

Shareholders approved the new advisory agreement between the Fund and EIMC on March 12, 2009. In addition, on the same date, shareholders also approved a new sub-advisory agreement with the sub-advisor.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended May 31, 2009, EIMC voluntarily waived its advisory fee in the amount of $199.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

35

NOTES TO FINANCIAL STATEMENTS continued

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the year ended May 31, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

ESC, an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS, an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the year ended May 31, 2009, EIS received $42,170 from the sale of Class A shares and $33,478, $40,135 and $27,047 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $328,661,610 and $249,571,239, respectively, for the year ended May 31, 2009.

On June 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

36

NOTES TO FINANCIAL STATEMENTS continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in
Valuation Inputs	Securities

Level 1 – Quoted Prices	$25,679,673
Level 2 – Other Significant Observable Inputs	512,569,606
Level 3 – Significant Unobservable Inputs	1,001,000

Total	$539,250,279

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities

Balance as of June 1, 2008	$0
Realized gain (loss)	0
Change inunrealized appreciation (depreciation)	0
Net purchases (sales)	0
Transfers in and/or out of Level 3	1,001,000

Balance as of May 31, 2009	$1,001,000

Change in unrealized gains or losses included in earnings relating to securities still held at May 31, 2009	$(399,000)

On May 31, 2009, the aggregate cost of securities for federal income tax purposes was $544,957,895. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,841,261 and $10,548,877, respectively, with a net unrealized depreciation of $5,707,616.

As of May 31, 2009, the Fund had $4,464,171 in capital loss carryovers for federal income tax purposes with $397,749 expiring in 2010, $1,080,591 expiring in 2016 and $2,985,831 expiring in 2017.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of May 31, 2009, the Fund incurred and will elect to defer post-October losses of $306,207.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended May 31, 2009, the Fund did not participate in the interfund lending program.

37

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2009, the components of distributable earnings on a tax basis were as follows:

Capital Loss
Undistributed		Carryovers and
Exempt-Interest	Unrealized	Post-October	Temporary Book/
Income	Depreciation	Losses	Tax Differences

$572,403	$5,707,616	$4,770,378	$(512,034)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended May 31,

	2009	2008

Ordinary Income	$24,514	$19,145
Exempt-Interest Income	17,711,090	17,200,073

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%.

38

NOTES TO FINANCIAL STATEMENTS continued

During the year ended May 31, 2009, the Fund had average borrowings outstanding of $130,284 at an average rate of 1.76% and paid interest of $2,293.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41.125 million, up to $40.125 million of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the

39

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

12. NEW ACCOUNTING PRONOUNCEMENT

In April 2009, FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FAS 157-4”). FAS 157-4 provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure will be expanded for each major category of assets. Management of the Fund does no t believe the adoption of FAS 157-4 will materially impact the financial statement amounts, but will require additional disclosures. FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009.

13. SUBSEQUENT EVENT

Effective after the close of business on June 30, 2009, Class B shares of the Fund will be closed to new accounts and additional purchases by existing shareholders. After the close of business on June 30, 2009, existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

40

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Strategic Municipal Bond Fund, a series of the Evergreen Municipal Trust, as of May 31, 2009 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2009 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Strategic Municipal Bond Fund as of May 31, 2009, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 24, 2009

41

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended May 31, 2009, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.86%. The percentage of distributions subject to the federal alternative minimum tax will be reported to shareholders in January 2010.

42

ADDITIONAL INFORMATION (unaudited) continued

SPECIAL MEETING OF SHAREHOLDERS

On March 12, 2009, a Special Meeting of Shareholders for the Fund was held to consider the following proposals. The results of the proposals are indicated below.

Proposal 1 — To consider and act upon a new investment advisory agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$236,504,451
Net assets voted “Against”	$6,929,717
Net assets voted “Abstain”	$16,304,131

Proposal 2 — To consider and act upon a new sub-advisory advisory agreement with Stamper Capital & Investments, Inc.:

Net assets voted “For”	$236,033,452
Net assets voted “Against”	$7,040,257
Net assets voted “Abstain”	$16,664,590

43

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

44

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

45

573853 rv4 07/2009

Item 2 - Code of Ethics

(a)	The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.
(b)	During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.
(c)	During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and Patricia B. Norris have been determined by the Registrant’s Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the four series of the Registrant’s annual financial statements for the fiscal years ended May 31, 2009 and May 31, 2008, and fees billed for other services rendered by KPMG LLP.

	2009	2008

Audit fees	$136,200	$151,600
Audit-related fees (1)	$0	$36,400
Tax fees (2)	$9,000	$14,143
Non-audit fees (3)	$720,000	$1,062,374
All other fees	$0	$0

(1)	Audit-related fees consists primarily of fees for merger activity.
(2)	Tax fees consists of fees for tax consultation, tax compliance and tax review.
(3)

Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds

Evergreen Global Dividend Opportunity Fund

Evergreen Income Advantage Fund

Evergreen International Balanced Income Fund

Evergreen Multi-Sector Income Fund

Evergreen Utilities and High Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor for the Funds, as well as non-audit services performed by the independent auditor for the Funds’ investment adviser or any of its control affiliates that relates directly to the Funds’ operations and financial reporting, in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as regarding the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of

Trustees has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved by the Audit Committee pursuant to detailed pre-approval policies and procedures that describe the types of services for which the independent auditor may be engaged (“general pre-approval”); or may be expressly pre-approved by the Audit Committee (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches expressed in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but on no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval for Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Senior Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix C. Permissible All Other services not listed in Appendix C must be specifically pre-approved by the Audit Committee.

A list of the SEC’s prohibited non-audit services is attached to this policy as Exhibit 1. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Fee levels or budgeted amounts for all services to be provided by the independent auditor subject to general pre-approval will be established annually by the Audit Committee. Fee levels or budgeted amounts for services to be provided by the independent auditor subject to specific pre-approval will be established at the time of the specific pre-approval. Any proposed fees exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the Audit Committee) of any such services rendered by the independent auditor.

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Director/Assistant Director of Fund Administration will report to the Audit Committee at each of its regular meetings regarding all services provided by the independent auditor that are subject to this policy since the last such report was rendered, including: (1) a general description of the services; (2) actual billed and projected fees; and (3) the means by which such services were pre-approved by the Audit Committee, as well as the date of approval and any related fee level or budgeted amount to which the services are subject.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

On January 1, 2009, Patricia B. Norris replaced Charles A. Austin III as chair of the Audit Committee.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: July 30, 2009

By:	/s/ Kasey Phillips

Kasey Phillips Principal Financial Officer

Date: July 30, 2009